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AMERICAN FUNDS INSURANCE SERIES

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Variable annuities--
helping you reach your long-term goals

Annual report for the year ended December 31, 2002


AMERICAN FUNDS INSURANCE SERIES

American Funds Insurance Series(R) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

PORTFOLIO LISTINGS                                                 PAGE

Global Discovery Fund                                                22
Global Growth Fund                                                   24
Global Small Capitalization Fund                                     28
Growth Fund                                                          31
International Fund                                                   34
New World Fund                                                       37
Blue Chip Income and Growth Fund                                     40
Growth-Income Fund                                                   42
Asset Allocation Fund                                                46
Bond Fund                                                            52
High-Income Bond Fund                                                60
U.S. Government/AAA-Rated Securities Fund                            66
Cash Management Fund                                                 69

This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICES AND RETURNS WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investments outside the United States, especially those in developing countries, involve additional risks, such as currency fluctuations. Small-company stocks entail additional risks and they can fluctuate in price more than larger company stocks. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal, as more fully described in the prospectus.

FELLOW INVESTORS:

The year just ended was a particularly difficult period for investors. The stock market, still absorbing the bursting of the high-tech bubble in 2000, suffered setbacks as corporate scandals and a weak economy further undermined investor confidence.

Standard & Poor's 500 Composite Stock Index lost 22.1%, with dividends reinvested, and the technology-dominated Nasdaq lost 31.5%. This marked the first time since World War II that the stock market has lost value for three consecutive years.

We are pleased to note, however, that every fund in the American Funds Insurance Series with at least a five-year track record has weathered the market downturn well and has positive returns for the five-year period while the S&P 500 has lost 2.9%. Indeed, for investors in Growth-Income Fund, the largest fund in the series, 2002 was the first time in this three-year down market that the value of their holdings declined.

U.S. investors were not alone in suffering losses in 2002. Stock markets around the world also were down, some far more than the S&P 500, especially when measured in local currencies. The Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, a measure of international equity markets, lost 15.7%. In London, the FTSE lost 24.5%, and Germany's DAX tumbled 43.9%, in local currencies. Japan's Nikkei 225 dropped 18.6% when measured in yen. Not surprisingly, funds in the series that had substantial holdings overseas recorded significant losses, although the losses were reduced by the dollar's weakness.

Growth stocks, especially the equities of high-tech and Internet companies, led the market rally during the 1990s but also lost the most ground in the subsequent downturn. The growth-oriented funds in the American Funds Insurance Series, which had the highest returns during the 1990s, lost the most ground during 2002.

The bad news was not universal, however. Fixed-income investors fared well during 2002 as the Federal Reserve Board held short-term interest rates in check through most of the year before cutting the federal funds rate 0.50% in November. Over the almost three-year bear market in stocks, the fixed-income funds in the American Funds Insurance Series all have had positive returns.

When 2002 began, many investors had hoped that the worst of the market's downturn was behind them. As we look back, though, we can see that even two down years was not enough to undo the excesses of the market bubble of the late 1990s.

After reaching a low point in October, the market gained ground. The rally was led by the stocks of smaller, high-tech companies, some of which had suffered the greatest losses over the past three years. The large, well-established "blue chip" companies that had held up well during the first two years of the decline did not rebound as strongly.

While we are encouraged by the late-year rally, we cannot say for certain if it was the beginning of a new bull market or simply another major rally in an ongoing bear market. However, we can say that investors should not expect a return to the late 1990s, when stocks consistently rose more than 20% a year. Our expectations are more modest.

As we write this letter, the United States faces many uncertainties. War in the Persian Gulf is again a possibility, and tensions in other parts of the world, notably North Korea, are cause for concern. Nonetheless, we're optimistic about the long term. The U.S. economy appears fundamentally strong and we believe that corporate profits will grow. The issues surrounding poor corporate governance are in the open, a necessary first step toward reform, and regulators are working vigorously to correct the problems.

In this environment, those companies with strong fundamentals and good business plans should do well and reward investors. We will continue to emphasize thorough research to find those companies that we believe offer opportunities for attractive long-term returns.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

Feburary 10, 2003




GLOBAL DISCOVERY FUND

GLOBAL DISCOVERY FUND was launched halfway through the three-year downturn in stock prices. It is not surprising that the fund also posted a loss, declining 21.7% in 2002.

The fund invests in the stocks of companies in the services and information industries around the world. These areas of the economy, while under constant pressure during the fund's brief lifetime, have shown strong growth potential in the past, and we believe they will continue to offer rewards in the future.

Given the breadth of the fund's scope, we believe it is best to compare its results to three indexes: Standard & Poor's 500 Stock Composite Index, a broad measure of the U.S. market; the Lipper Multi-Cap Growth Index, which measures large and medium growth companies, and the MSCI EAFE Index, a measure of non-U.S. stocks. The fund fared better than the S&P 500, which declined 22.1%, and the Lipper Multi-Cap Growth Index, which fell 29.8%. The MSCI EAFE Index lost 15.7%. The S&P 500 and MSCI EAFE indexes are unmanaged.

[begin mountain chart]

Date            Global         MSCI EAFE      Lipper        S&P 500      Consumer
                Discovery      Index/2/       Multi-Cap     Index        Price
                Fund,                         Growth                     Index/1/
                Class 2                       Index/3/

7/5/01          $10,000        $10,000        $10,000       $10,000      $10,000
9/30/01           8,310          8,791          9,696         8,569       10,017
12/31/01          9,329          9,404          8,999         9,485        9,927
3/31/02           9,429          9,458          8,691         9,511       10,045
6/30/02           8,256          9,275          7,187         8,237       10,107
9/30/02           6,801          7,449          5,962         6,815       10,169
12/31/02          7,307          7,932          6,315         7,389       10,163
[end mountain chart]

PERIOD ENDED DECEMBER 31, 2002               Class 1       Class 2

1 year                                      - 21.41%      - 21.67%
Lifetime (since 7/5/01)                     - 18.77        - 18.98

                                            PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES        NET ASSETS

American International Group                   3.0%
Maxis Communications                           2.6
AOL Time Warner                                2.6
Gap                                            2.4
Cisco Systems                                  2.4
Concord EFS                                    2.4
Wells Fargo                                    2.4
Paychex                                        1.7
Lucent Technologies                            1.7
Target                                         1.6

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
61.7% The Americas
24.2% Cash & equivalents
7.3%  Asia/Pacific Basin
5.7%  Europe
1.1%  Other
[end pie chart]


THE AMERICAS
United States              60.3%
Mexico                      1.1
Canada                       .3
                           61.7
ASIA/PACIFIC BASIN
Malaysia                    2.6
Japan                       2.1
Australia                   1.1
South Korea                 1.1
Hong Kong                    .4
                            7.3
EUROPE
United Kingdom              1.9
Netherlands                 1.5
Germany                     1.5
Ireland                      .6
Sweden                       .2
                            5.7
OTHER
Polynational                1.1
                            1.1

Cash & equivalents         24.2
Total                     100.0%

The mountain charts on pages 2-13 illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years -- or lifetime of the fund, if shorter than 10 years. The charts reflect results for Class 2 shares. Class 2 shares began operations on April 30, 1997. Results encompassing periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The tables show the average annual compound returns over various periods for both Class 1 and Class 2 shares.

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of
    Labor Statistics.
/2/ Morgan Stanley Capital International EAFE(R)(Europe, Australasia,
    Far East) Index.
/3/ This index tracks 30 U.S. growth funds representing a variety of market capitalizations.


GLOBAL GROWTH FUND

GLOBAL GROWTH FUND lost 14.6% in 2002. It was a difficult year for investors seeking rewards overseas as almost every major market around the world lost value. The unmanaged MSCI World Index lost 19.5%, and the markets in many individual countries fell even more.

At the end of the year, more of the fund's assets were invested in the United States, 26.2%, than in any other single country. Investments in Europe accounted for 38.0% and Asia 15.6%. In Europe, where the central bank continues to focus on fighting inflation instead of spurring growth, markets in Germany, France and England all fell again after declining in 2001. In Asia, Japan shows few signs of economic growth, and even in South Korea, often one of the bright spots in the developing world, the market lost 1.9% when measured in local currency but gained 8.6% when measured in dollars.

Stocks in some of the fund's largest industry holdings, notably diversified telecommunication services and media, continued to suffer from the bursting of the high-tech bubble. We believe, however, that many companies in these areas hold the promise of good, long-term results and we have made investments accordingly.

[begin mountain chart]

MONTH         GLOBAL GROWTH          MSCI WORLD             CONSUMER PRICE
ENDED         FUND, CLASS 2          INDEX/2/               INDEX/1/
04/30/97      $10,000                $10,000                $10,000
06/30/97      $10,650                $11,150                $10,006
12/31/97      $10,834                $11,209                $10,069
06/30/98      $12,880                $13,098                $10,175
12/31/98      $13,948                $13,988                $10,231
06/30/99      $16,631                $15,203                $10,375
12/31/99      $23,666                $17,532                $10,506
06/30/00      $24,145                $17,109                $10,762
12/31/00      $19,200                $15,267                $10,861
06/30/01      $17,652                $13,686                $11,111
12/31/01      $16,471                $12,745                $11,030
06/30/02      $15,153                $11,649                $11,230
12/31/02      $14,060                $10,254                $11,292

[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002          CLASS 1           CLASS 2

1 year                                 - 14.46%          - 14.64%
Lifetime (since 4/30/97)                 +6.44             +6.19

                                       PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES   NET ASSETS

Telekom Austria                           2.5%
AOL Time Warner                           1.9
Vodafone Group                            1.8
AstraZeneca                               1.8
Shionogi                                  1.7
Centerpulse                               1.6
Orkla                                     1.3
Nestle                                    1.3
Petrobras                                 1.3
Swisscom                                  1.2


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
32.9% The Americas
13.2% Cash & equivalents
38.0% Europe
15.6% Asia/Pacific Basin
..3%   Other countries
[end pie chart]


EUROPE
United Kingdom                                          11.2%
Switzerland                                              6.5
Netherlands                                              4.8
Germany                                                  4.3
Norway                                                   2.5
Austria                                                  2.5
France                                                   1.2
Denmark                                                  1.2
Russia                                                   1.0
Finland                                                   .8
Ireland                                                   .7
Sweden                                                    .5
Italy                                                     .5
Other                                                     .3
                                                        38.0

THE AMERICAS
United States                                           26.2
Canada                                                   2.8
Mexico                                                   2.5
Brazil                                                   1.4
                                                        32.9

ASIA/PACIFIC BASIN
Japan                                                    8.2
Australia                                                2.4
South Korea                                              2.3
Taiwan                                                   1.3
Singapore                                                 .7
India                                                     .7
                                                        15.6

OTHER COUNTRIES
South Africa                                              .2
Egypt                                                     .1
                                                          .3

Cash & equivalents                                      13.2
Total                                                  100.0%

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of
    Labor Statistics.
/2/ Morgan Stanley Capital International World Index.



GLOBAL SMALL CAPITALIZATION FUND

GLOBAL SMALL CAPITALIZATION FUND declined 19.1% during the year just ended. The fund continued to suffer from the global aversion to technology stocks, many of which are the types of small companies with good growth prospects in which the fund invests. While we are naturally disappointed to report a down year, we are somewhat heartened by the fund's results relative to the market for small stocks. The Nasdaq, the primary market for small companies in the United States, declined 31.5%. The Salomon Smith Barney World Smallcap Index, which measures small companies around the world, declined 11.1%.

The fund invested judiciously in technology-related companies during 2002, and some of the investments, notably the holdings in biotech, were rewarded when prices increased. But across the board, technology holdings once again hurt the fund's results.

A stock market rally late in calendar 2002 was led by technology companies. We did not see the rally as a signal to move aggressively into a wide range of technology stocks. Instead we will move cautiously and continue to invest company-by-company as we have in the past.

[begin mountain chart]

MONTH           GLOBAL SMALL           CONSUMER           SALOMON SMITH
ENDED           CAPITALIZATION         PRICE              BARNEY WORLD
                FUND, CLASS 2          INDEX/1/           SMALLCAP INDEX
04/30/98        $10,000                $10,000            $10,000
06/30/98        $9,543                 $10,031            $9,536
12/31/98        $10,247                $10,086            $8,902
06/30/99        $13,983                $10,228            $9,927
12/31/99        $19,609                $10,357            $10,891
06/30/00        $20,070                $10,609            $11,402
12/31/00        $16,368                $10,708            $10,376
06/30/01        $15,445                $10,954            $10,628
12/31/01        $14,265                $10,874            $ 9,946
06/30/02        $13,787                $11,071            $10,256
12/31/02        $11,547                $11,132            $ 8,838

[end mountain chart]



PERIOD ENDED DECEMBER 31, 2002              CLASS 1          CLASS 2

1 year                                     - 18.83%         - 19.05%
Lifetime (since 4/30/98)                    + 3.37           + 3.13

                                               PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES           NET ASSETS

Amylin Pharmaceuticals                            3.8%
Performance Food Group                            3.0
Mercury Computer Systems                          2.5
School Specialty                                  2.4
Education Management                              1.8
OPNET Technologies                                1.4
WestJet Airlines                                  1.4
S1                                                1.4
Hilb, Rogal and Hamilton                          1.3
Polycom                                           1.2


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
55.8% The Americas
9.6%  Cash & equivalents
20.4% Asia/Pacific Basin
13.2% Europe
1.0%  Other countries
[end pie chart]


THE AMERICAS
United States                                           47.1%
Canada                                                   8.6
Brazil                                                    .1
                                                        55.8

ASIA/PACIFIC BASIN
South Korea                                              5.3
Hong Kong                                                4.2
Japan                                                    3.4
China                                                    2.1
Singapore                                                1.5
Taiwan                                                   1.3
India                                                     .9
Thailand                                                  .6
Australia                                                 .6
Other                                                     .5
                                                        20.4

EUROPE
United Kingdom                                           6.1
Germany                                                  1.9
Ireland                                                  1.2
Belgium                                                   .9
Finland                                                   .9
Sweden                                                    .5
Italy                                                     .5
Other                                                    1.2
                                                        13.2

OTHER COUNTRIES
Israel                                                   1.0
                                                         1.0

Cash & equivalents                                       9.6
Total                                                  100.0%

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



GROWTH FUND

GROWTH FUND lost 24.5% in 2002 as investors who had withstood the downturn in 2000 and 2001 finally capitulated and sold stocks. Growth Fund was caught in the slump and declined slightly more than the S&P 500, which lost 22.1%.

While we are disappointed in the fund's results during 2002, we are nevertheless pleased to note that the fund declined less than the S&P 500 during the three years ended December 31, 2002. Growth Fund has declined 13.6% annually while the S&P 500 has lost 14.5%. Over its 18-year lifetime, Growth Fund has earned a 13.6% average annual return, and the S&P 500 has earned 12.6%.

During 2002, many of the fund's holdings in the consumer-oriented sector helped the fund, but many of its investments in technology, telecommunications and media lost value. The fund sold technology holdings during the year while increasing its holdings in wireless telecommunications, Internet and catalog retail.

[begin mountain chart]

YEAR ENDED              GROWTH FUND,          S&P 500          CONSUMER PRICE
DEC. 31                 CLASS 2               INDEX            INDEX/1/
12/31/92                $10,000               $10,000          $10,000
12/31/93                $11,600               $11,006          $10,275
12/31/94                $11,626               $11,150          $10,550
12/31/95                $15,452               $15,336          $10,817
12/31/96                $17,471               $18,854          $11,177
12/31/97                $22,676               $25,142          $11,367
12/31/98                $30,667               $32,327          $11,550
12/31/99                $48,231               $39,128          $11,860
12/31/00                $50,388               $35,567          $12,262
12/31/01                $41,242               $31,343          $12,452
12/31/02                $31,157               $24,418          $12,748

[end chart]

PERIOD ENDED DECEMBER 31, 2002              CLASS 1          CLASS 2

1 year                                     - 24.27%         - 24.46%
5 years                                      +6.82            +6.56
10 years                                    +12.32           +12.03
Lifetime (since 2/8/84)                     +13.93           +13.61


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
90.2% Equity securities
9.8%  Cash & equivalents
[end pie chart]

                                                          PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                      NET ASSETS

Viacom                                                       6.0%
AOL Time Warner                                              3.8
Berkshire Hathaway                                           3.7
USA Interactive                                              2.7
American International Group                                 2.5
Eli Lilly                                                    2.5
Philip Morris                                                1.7
Southwest Airlines                                           1.7
PeopleSoft                                                   1.6
AstraZeneca                                                  1.6

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



INTERNATIONAL FUND

INTERNATIONAL FUND lost 14.8% during the year. The fund declined less than most major international indexes and far less than some of the major stock markets in the world. Non-U.S. stock markets, as measured by the MSCI EAFE, lost 15.7% during 2002.

International investors had very few opportunities for reward in 2002. Markets were down across Europe. When measured in euros, Germany's DAX lost 43.9%. Finland and Sweden, whose markets had gained strength from the technology boom, saw their markets decline 40.6% and 41.9%, respectively, in local currencies and 29.9% and 30.1% in U.S. dollars. Economic weakness in Japan again undermined the Tokyo market.

The weak dollar provided one bright spot for American investors abroad. The losses suffered in local currencies were dampened by the strength of the yen and the euro. On December 31, 2002, the fund had 52.4% of its assets invested in Europe, up slightly from 48.4% a year earlier. Investments in the Asia/Pacific Basin region declined slightly from 31.3% to 27.6%. The fund's cash position rose slightly to 7.7% from 6.9%.

[begin mountain chart]

YEAR ENDED         INTERNATIONAL         MSCI EAFE           CONSUMER PRICE
DEC. 31            FUND, CLASS 2         /1/                 INDEX/2/
12/31/92           $10,000               $10,000             $10,000
12/31/93           $13,397               $13,294             $10,275
12/31/94           $13,617               $14,366             $10,550
12/31/95           $15,302               $16,026             $10,817
12/31/96           $17,939               $17,045             $11,177
12/31/97           $19,520               $17,396             $11,367
12/31/98           $23,604               $20,933             $11,550
12/31/99           $41,536               $26,647             $11,860
12/31/00           $32,373               $22,928             $12,262
12/31/01           $25,935               $18,066             $12,452
12/31/02           $22,086               $15,237             $12,748

[end mountain chart]

PERIOD ENDED DECEMBER 31, 2002        CLASS 1           CLASS 2

1 year                               -14.58%           -14.84%
5 years                               +2.76             +2.50
10 years                             + 8.53             +8.25
Lifetime (since 5/1/90)               +7.15             +6.87

                                                          PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                      NET ASSETS

Telekom Austria                                              3.4%
Nestle SA                                                    2.6
Shionogi                                                     2.1
Heineken                                                     2.0
AstraZeneca                                                  1.9
Petrobras                                                    1.9
Rohm                                                         1.9
"Shell" Transport and Trading                                1.9
Norsk Hydro                                                  1.8
Orkla                                                        1.8


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
52.4% Europe
7.7%  Cash & equivalents
27.6% Asia/Pacific Basin
11.4% The Americas
..9%   Other countries
[end pie chart]


EUROPE
United Kingdom                                                  10.5%
Netherlands                                                      9.4
France                                                           4.9
Switzerland                                                      4.9
Norway                                                           3.6
Austria                                                          3.4
Italy                                                            3.1
Germany                                                          3.0
Finland                                                          2.3
Ireland                                                          2.2
Belgium                                                          1.4
Denmark                                                          1.3
Spain                                                            1.1
Sweden                                                            .7
Greece                                                            .6
                                                                52.4

ASIA/PACIFIC BASIN
Japan                                                           14.8
Australia                                                        4.2
South Korea                                                      3.5
Taiwan                                                           2.3
Hong Kong                                                        1.3
India                                                             .9
China                                                             .5
Philippines                                                       .1
                                                                27.6

THE AMERICAS
Canada                                                           4.7
Mexico                                                           3.4
Brazil                                                           3.3
                                                                11.4

OTHER COUNTRIES
Israel                                                            .5
Polynational                                                      .3
Egypt                                                             .1
                                                                  .9

Cash & equivalents                                               7.7
Total                                                          100.0%

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Morgan Stanley Capital International EAFE(R)(Europe, Australasia, Far
    East) Index.
/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



NEW WORLD FUND

NEW WORLD FUND declined 5.7% during 2002. The loss compares very favorably with the 19.0% drop in the MSCI All Country World Free Index. The fund's favorable returns relative to the index can be credited to its fixed-income holdings and to the economic strength of several developing nations, including Brazil and China.

Political uncertainty in many areas of the world, including Latin America and the Korean peninsula, exacerbated investor concerns, adding to the downward movement of local stock markets. The fates of local stock markets are not always a good predictor of the fund's returns, however.

New World Fund invests in companies that are headquartered in or gain a substantial portion of their revenues from developing nations. The fortunes of these companies are more directly tied to the economy of a country or region than to a particular stock market. In 2002, while markets were down around the world, many companies still enjoyed robust sales in developing nations, and consequently the prices of their stocks showed resilience.

[begin mountain chart]

MONTH ENDED        CONSUMER PRICE        NEW WORLD FUND,       MSCI AC WORLD
                   INDEX/1/              CLASS 2               FREE INDEX/2/
06/17/99           $10,000               $10,000               $10,000
06/30/99           $10,000               $10,030               $10,000
09/30/99           $10,102               $9,549                $9,840
12/31/99           $10,126               $11,835               $11,548
03/31/00           $10,301               $12,485               $11,682
06/30/00           $10,373               $11,638               $11,237
09/30/00           $10,451               $10,902               $10,628
12/31/00           $10,469               $10,332               $9,938
03/31/01           $10,602               $9,744                $8,704
06/30/01           $10,710               $10,340               $8,951
09/30/01           $10,728               $8,678                $7,637
12/31/01           $10,632               $9,898                $8,357
03/31/02           $10,758               $10,677               $8,432
06/30/02           $10,824               $10,044               $7,678
09/30/02           $10,890               $8,760                $6,279
12/31/02           $10,884               $9,338                $6,771

[end mountain chart]

PERIOD ENDED DECEMBER 31, 2002                          CLASS 1          CLASS 2

1 year                                                  -5.45%           -5.66%
Lifetime (since 6/17/99)                                -1.68            -1.92

                                                          PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                      NET ASSETS

Coca-Cola                                                    2.8%
Avon Products                                                2.2
Vale do Rio Doce                                             1.7
Housing Development Finance                                  1.6
Fomento Economico Mexicano                                   1.5
Samsung Electronics                                          1.4
Votorantim Celulose e Papel                                  1.3
Suzuki Motor                                                 1.3
Sylvan Learning Systems                                      1.2
Honda Motor                                                  1.2

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
31.7% The Americas
18.5% Cash & equivalents
27.1% Asia/Pacific Basin
20.5% Europe
2.2%  Other countries
[end pie chart]

THE AMERICAS
United States                                               12.2%
Brazil                                                       8.4
Mexico                                                       7.8
Chile                                                        1.1
Panama                                                       1.1
Argentina                                                     .6
Other                                                         .5
                                                            31.7

ASIA/PACIFIC BASIN
India                                                        7.1
South Korea                                                  6.0
Japan                                                        3.2
China                                                        2.6
Philippines                                                  2.3
Hong Kong                                                    2.1
Taiwan                                                       1.4
Singapore                                                     .9
Indonesia                                                     .8
Other                                                         .7
                                                            27.1

EUROPE
United Kingdom                                               3.8
Russia                                                       3.2
Ireland                                                      2.0
Netherlands                                                  1.9
Turkey                                                       1.7
Poland                                                       1.4
France                                                       1.2
Switzerland                                                  1.2
Hungary                                                      1.1
Croatia                                                      1.0
Norway                                                        .9
Spain                                                         .7
Other                                                         .4
                                                            20.5

OTHER COUNTRIES
Israel                                                       1.2
South Africa                                                 1.0
                                                             2.2

Cash & equivalents                                          18.5
Total                                                      100.0%

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of
    Labor Statistics.
/2/ Morgan Stanley Capital International All Country World Free Index.



BLUE CHIP INCOME AND GROWTH FUND

BLUE CHIP INCOME AND GROWTH FUND declined 23.1%, which was closely in line with the S&P 500, which declined 22.1%.

As its name suggests, the fund invests in big, well-established companies that are household names. These companies held up well during the early stages of the down market, which began in March 2000. As the downturn wore on, the bad news spread beyond the high-tech and Internet sectors to the blue chip companies. The fund was launched at about the time the stocks in which it invests began to feel the downward pressure. We are convinced, however, in the correctness of the fund's investment concept that well-established, dividend-paying companies can offer solid returns over time.

The fund is committed to having at least 90% of its assets invested in the stock market at all times. Although it held a relatively small number of stocks, holdings were spread across many industries, with diversified financials accounting for 13.2% of assets, pharmaceuticals for 9.4% and computers and peripherals for 5.9%.

[begin mountain chart]
MONTH ENDED        CONSUMER PRICE        S&P 500         BLUE CHIP INCOME AND
                   INDEX/1/              INDEX           GROWTH FUND, CLASS 2

07/05/01           $10,000               $10,000         $10,000
09/30/01           $10,017               $ 8,569         $ 8,690
12/31/01           $ 9,927               $ 9,485         $ 9,462
03/31/02           $10,045               $ 9,511         $ 9,663
06/30/02           $10,107               $ 8,237         $ 8,478
09/30/02           $10,169               $ 6,815         $ 6,740
12/31/02           $10,163               $ 7,389         $ 7,279
[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002                       CLASS 1           CLASS 2

1 year                                              -22.93%           -23.07%
Lifetime (since 7/5/01)                             -19.01            -19.19


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
92.9% Equity securities
7.1%  Cash & equivalents
[end pie chart]

                                                           PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                       NET ASSETS

J.P. Morgan Chase                                            3.6%
General Electric                                             3.6
Household International                                      3.2
Eli Lilly                                                    2.9
Target                                                       2.8
Duke Energy                                                  2.6
International Business Machines                              2.6
H.J. Heinz                                                   2.6
Pfizer                                                       2.4
Lowe's Companies                                             2.3

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


GROWTH-INCOME FUND

GROWTH-INCOME FUND lost ground for only the third time in its 18-year history in 2002. After recording positive results in both 2000 and 2001 when the broader market lost ground, Growth-Income Fund declined 18.3% while its benchmark index, the S&P 500, declined 22.1%.

In many ways, Growth-Income Fund's difficulties reflect the problems of the wider market. As investors wearied of corporate and accounting scandals and the continued slide in equity prices, they sold stocks in all sectors. The high-tech sector, which had led the market's decline in 2002, rebounded at the end of the year, but the big, dividend-paying stocks in which the fund invests were slower to recover.

As the market slide continued, the prices of many stocks fell to attractive levels and the fund added to its portfolio including investments in the health care sector and in diversified financials. Reflecting the increased activity, the fund's cash position fell to 12.3% of assets at the end of the year from 14.3% a year earlier.

[begin mountain chart]

                  S&P 500          GROWTH-INCOME           CONSUMER PRICE
                  INDEX            FUND, CLASS 2           INDEX/1/
12/31/92          $10,000          $10,000                 $10,000
12/31/93          $11,006          $11,197                 $10,275
12/31/94          $11,150          $11,397                 $10,550
12/31/95          $15,336          $15,116                 $10,817
12/31/96          $18,854          $17,899                 $11,177
12/31/97          $25,142          $22,469                 $11,367
12/31/98          $32,327          $26,534                 $11,550
12/31/99          $39,128          $29,505                 $11,860
12/31/00          $35,567          $31,851                 $12,262
12/31/01          $31,343          $32,666                 $12,452
12/31/02          $24,418          $26,674                 $12,748

[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002              CLASS 1          CLASS 2

1 year                                      -18.15%         - 18.34%
5 years                                      +3.74            +3.49
10 years                                    +10.59           +10.31
Lifetime (since 2/8/84)                     +12.63           +12.30


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
87.7% Equity securities
12.3% Cash & equivalents
[end pie chart]

                                                           PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                       NET ASSETS

J.P. Morgan Chase                                            2.4%
Petro-Canada                                                 1.7
Avon Products                                                1.6
American International Group                                 1.5
General Electric                                             1.4
Eli Lilly                                                    1.3
Allied Waste Industries                                      1.3
Wells Fargo                                                  1.3
Cisco Systems                                                1.2
Lowe's Companies                                             1.2

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


ASSET ALLOCATION FUND

ASSET ALLOCATION FUNd lost 12.4% during 2002. Its results are about midway between the losses posted by stocks, as measured by the S&P 500, and the gains registered by bonds. As mentioned before, the S&P 500 lost 22.1%; the Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index gained 10.1%.

In keeping with its goals of providing current income, preservation of capital and growth, Asset Allocation Fund invested in both stocks and bonds and held a substantial amount of assets in cash in 2002. At the end of the year, 56.6% of the fund's assets were in equities, down slightly from 62.1% at the beginning of the year. The fund's holding of bonds -- 27.5% at the end of the year -- gained value as the Federal Reserve Board held interest rates low through most of the year to buoy the economy. These gains in bond prices helped offset the slide in equity prices. The fund's cash position grew to 15.9% from about 12.3% a year earlier. The cash cushioned falling equity prices and serves as a buying reserve as we begin the new year.

In equities, the fund's holdings were diversified among high-quality companies in several sectors, with pharmaceuticals representing the largest industry concentration. The fund also invested between 3.8% and 5.6% of its assets in each of four other industries -- diversified telecommunications services, oil and gas, banks and diversified financials.

[begin mountain chart]

                 S&P 500        ASSET              SALOMON SMITH      CONSUMER
                 INDEX          ALLOCATION         BARNEY BIG         PRICE
                                FUND, CLASS 2      INDEX/1/           INDEX/2/
12/31/92         $10,000        $10,000            $10,000            $10,000
12/31/93         $11,006        $11,009            $11,992            $10,275
12/31/94         $11,150        $10,947            $10,679            $10,550
12/31/95         $15,336        $14,143            $12,657            $10,817
12/31/96         $18,854        $16,332            $13,115            $11,177
12/31/97         $25,142        $19,623            $14,379            $11,367
12/31/98         $32,327        $22,162            $15,632            $11,550
12/31/99         $39,128        $23,695            $15,502            $11,860
12/31/00         $35,567        $24,737            $17,299            $12,262
12/31/01         $31,343        $24,864            $18,773            $12,452
12/31/02         $24,418        $21,787            $20,667            $12,748

[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002      CLASS 1             CLASS 2

1 year                             -12.19%             -12.38%
5 years                             +2.35              +2.11
10 years                            +8.38              +8.10
Lifetime (since 8/1/89)             +8.55              +8.25


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
56.6% Equity securities
15.9% Cash & equivalents
16.1% Corporate bonds
4.7%  Mortgaged-backed obligations
3.5%  U.S. Treasury bonds & notes
3.2%  Asset-backed obligations
[end pie chart]

                                                          PERCENT OF
LARGEST INDIVIDUAL EQUITY SECURITIES                      NET ASSETS

BANK ONE                                                     2.3%
CenturyTel                                                   2.2
Carnival                                                     1.9
Bank of America                                              1.9
Bristol-Meyers Squibb                                        1.8
Household International                                      1.8
ChevronTexaco                                                1.8
Unilever                                                     1.7
ALLTEL                                                       1.7
Pitney Bowes                                                 1.6

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index.
/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


BOND FUND

BOND FUND gained 4.0% during the year, continuing the strength the fund has exhibited during the stock market's decline. During the past three years, Bond Fund has generated an average annual return of 5.7%, the second highest return among the funds in the series. In 2002, the fund trailed the unmanaged Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, which rose 10.1%.

The majority of the fund's assets are invested in U.S. government and high-quality corporate bonds, which gained value in the low interest rate environment of 2002. But the fund also holds high-yield bonds, which lost value amid concerns about economic weakness and several high-profile bankruptcies during the year. We continue to believe that high-yield bonds can offer value and that they will outperform other sectors in a period of rising interest rates and stronger economic growth.

[begin mountain chart]

MONTH          SALOMON SMITH BARNEY      BOND FUND,            CONSUMER PRICE
ENDED          BIG INDEX/1/              CLASS 2               INDEX/2/
01/02/96       $10,000                   $10,000               $10,000
06/30/96       $9,874                    $9,848                $10,209
12/31/96       $10,362                   $10,557               $10,332
06/30/97       $10,680                   $10,990               $10,443
12/31/97       $11,360                   $11,601               $10,508
06/30/98       $11,810                   $12,033               $10,619
12/31/98       $12,350                   $12,078               $10,678
06/30/99       $12,179                   $12,171               $10,827
12/31/99       $12,248                   $12,386               $10,964
06/30/00       $12,728                   $12,583               $11,231
12/31/00       $13,667                   $13,005               $11,336
06/30/01       $14,161                   $13,632               $11,596
12/31/01       $14,830                   $14,064               $11,511
06/30/02       $15,364                   $13,871               $11,720
12/31/02       $16,328                   $14,633               $11,785

[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002                CLASS 1           CLASS 2

1 year                                       +4.26%            +4.05%
5 years                                      +5.01             +4.75
Lifetime (since 1/2/96)                      +5.85             +5.59


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
50.1% Corporate bonds
13.5% Cash & equivalents
3.4%  Federal agency obligations
1.8%  Non-U.S. government obligations
12.3% U.S. Treasury bonds & notes
9.6%  Mortgaged-backed obligations
5.7%  Equity securities
3.6%  Asset-backed obligations
[end pie chart]

                                                                   PERCENT OF
LARGEST HOLDINGS (BY ISSUER)                                       NET ASSETS

U.S. Treasury bonds & notes                                          12.3%
Fannie Mae                                                            3.4
Freddie Mac                                                           2.6
Government National Mortgage Association                              2.4
Sprint                                                                1.8
General Motors                                                        1.4
AT&T Wireless Services                                                1.4
Ford Motor                                                            1.4
CIT Group                                                             1.1
HCA                                                                   1.0

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index.
/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


HIGH-INCOME BOND FUND

HIGH-INCOME BOND FUND lost 1.8% as concerns over the health of the U.S. economy and the continued fallout of accounting scandals put downward pressure on the prices of many high-yield bonds. The fund lagged the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, which gained 10.1% during the year and the Credit Suisse First Boston High Yield Index which gained 3.1%.

The fund's results were hurt in part by holdings in some telecommunications, cable and utility companies. Not all companies saw their bonds lose value, however. Those companies with well-developed infrastructures fared well and, we believe, still offer the potential for solid, long-term rewards. The fund gained strength from its holdings in the gaming and leisure industry, as well as homebuilding and broadcasting.

High-yield bonds are similar to equities in that they respond to overall economic conditions and the financial health of the company issuing the securities. They offer investors the potential for long-term gains, especially during a period of economic growth.

[begin mountain chart]

YEAR ENDED     CREDIT SUISSE           HIGH-INCOME    SALOMON SMITH     CONSUMER
DEC. 31        FIRST BOSTON            BOND FUND,     BARNEY BIG        PRICE
               HIGH YIELD INDEX        CLASS 2        INDEX/1/          INDEX/2/
12/31/92       $10,000                 $10,000        $10,000           $10,000
12/31/93       $11,891                 $11,605        $10,992           $10,275
12/31/94       $11,775                 $10,812        $10,679           $10,550
12/31/95       $13,124                 $13,128        $13,616           $11,131
12/31/96       $18,822                 $14,822        $12,657           $10,817
12/31/97       $15,539                 $16,613        $13,115           $11,177
12/31/98       $17,501                 $16,657        $14,379           $11,367
12/31/99       $17,603                 $17,579        $15,632           $11,550
12/31/00       $17,233                 $16,997        $17,299           $12,262
12/31/01       $18,233                 $18,311        $18,773           $12,452
12/31/02       $18,798                 $17,976        $20,667           $12,748

[end mountain chart]


PERIOD ENDED DECEMBER 31, 2002                     CLASS 1           CLASS 2

1 year                                             -1.51%            -1.83%
5 years                                            +1.85             +1.59
10 years                                           +6.33             +6.04
Lifetime (since 2/8/84)                            +9.95             +9.56


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
68.5% Corporate bonds
12.9% Cash & equivalents
15.6% Equity securities
1.3%  Non-U.S. government obligations
1.0%  U.S. Treasury bonds & notes
..7%  Asset-backed obligations
[end pie chart]

                                                          PERCENT OF
LARGEST HOLDINGS (BY ISSUER)                              NET ASSETS

Nextel Communications                                        4.2%
Crown Castle International                                   2.9
Solectron                                                    2.7
Sprint                                                       2.3
American Tower                                               2.2
Nextel Partners                                              2.0
Allied Waste Industries                                      2.0
ACME Communications                                          1.8
Young Broadcasting                                           1.5
Dobson Communications                                        1.4

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index.
/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND gained 9.1% in 2002, the highest return of any investment option in the American Funds Insurance Series. The fund's largest holding included U.S. government bonds and securities issued by government-backed agencies such as Fannie Mae, Freddie Mac and the Government National Mortgage Association. Government bonds were among those that gained the most from lower interest rates.

The fund has shown remarkable consistency during the past three years, with an average annual return of 9.2%. We are naturally pleased with the fund's solid returns -- during its 17-year-plus lifetime it has earned an average annual return of 7.6% -- but we caution investors that returns may not be as high in the future. If interest rates rise, bond prices are likely to decline.

[begin mountain chart]

YEAR ENDED     SALOMON SMITH BARNEY             U.S. GOVT./AAA-       CONSUMER
DEC. 31        TREASUREY/GOVT.-SPONSORED        RATED SECURITIES      PRICE
               MORTGAGE INDEX                   FUND, CLASS 2         INDEX/1/
12/31/92       $10,000                          $10,000               $10,000
12/31/93       $10,941                          $11,083               $10,275
12/31/94       $10,647                          $10,571               $10,550
12/31/95       $12,546                          $12,163               $10,817
12/31/96       $13,008                          $12,508               $11,177
12/31/97       $14,244                          $13,535               $11,367
12/31/98       $15,491                          $14,608               $11,550
12/31/99       $15,400                          $14,494               $11,860
12/31/00       $17,299                          $16,145               $12,262
12/31/01       $18,629                          $17,277               $12,452
12/31/02       $20,529                          $18,858               $12,748

[end mountain chart]


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2002
[begin pie chart]
22.6% U.S. Treasury bonds & notes
34.1% Federal agency mortgage pass-through obligations
4.4%  Non-pass-through agency obligations
4.2%  Other bonds
9.0%  Cash & equivalents
10.6% Asset-backed obligations
6.9%  Commercial mortgage-backed obligations
5.6%  Federal agency collateralized mortgage obligations
2.6%  Private issue collateralized mortgage obligations
[end pie chart]

PERIOD ENDED DECEMBER 31, 2002                      CLASS 1           CLASS 2

1 year                                             +9.45%            +9.15%
5 years                                            +7.13             +6.86
10 years                                           +6.83             +6.55
Lifetime (since 12/2/85)                           +7.94             +7.60

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses, and cannot be invested in directly.

/1/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


CASH MANAGEMENT FUND

CASH MANAGEMENT FUND gained 1.0% during the year. In a low interest rate environment, the fund generated a positive cash flow for investors as well as providing a safe haven for investors who sought to preserve assets. It also acted as a strategic buying reserve. The fund's positive returns and capital preservation during a period of falling equity prices show the value of having a fully diversified investment portfolio. The fund is not managed to maintain a stable net asset value of $1 a share.

PERIOD ENDED DECEMBER 31, 2002                      CLASS 1           CLASS 2

1 year                                             +1.24%            +1.00%
5 years                                            +4.17             +3.91
10 years                                           +4.32             +4.05
Lifetime (since 2/8/84)                            +5.48             +5.15

As of December 31, the fund's annualized seven-day yield was 0.62% for Class 2 shares, which more accurately reflects the fund's current earnings than the one-year return.

[photographs: Dr. Mikial Imseis, Marilyn Armstrong, George Sakosuk overlaying a field]
VARIABLE ANNUITIES ARE BY THEIR NATURE LONG-TERM  INVESTMENTS,  AND THOSE
WHO BUY THEM TYPICALLY ARE INVESTING FOR RETIREMENT OR TO REACH OTHER GOALS THAT MAY BE YEARS IN THE FUTURE.

VARIABLE ANNUITIES: INVESTMENTS DESIGNED TO MEET YOUR LONG-TERM NEEDS

The past year was a challenging period for investors who saw stock prices rise and fall, and at one point, sink to a five-year low. Variable annuity owners were tested, too, but had one distinct advantage. Annuity owners have chosen an investment that, by its nature, is focused on the long term. Those who buy annuities are typically investing for retirement or to reach other goals that may be years in the future. They have a built-in, long-term view that helps them get past short-term market fluctuations.

As we planned this year's annual report, we thought it would be helpful to focus again on the long-term nature of variable annuities and talk to some investors who made the choice to establish their annuity contracts many years ago.

In the coming pages, you'll meet three actual annuity owners from different parts of the United States who are as diverse as the United States itself. But they share a common philosophy of investing for the long term.

All three bought their annuities in 1987 and stayed the course through the crash in October of that year and again when the market lost almost 20% during the decline of 1990, as measured by the S&P 500. One investor watches the market daily, another follows it casually and the third gives it little thought. But none of the three have lost sight of their long-term goals, even during turbulent times.

Many investors who stayed the course through October 1987 and 1990 have been pleased with their decision not to abandon their long-term financial plan. Investors in the American Funds Insurance Series who held on to their investments during these two down markets have seen the value of their accounts grow substantially since then. In fact, all five of the variable funds in existence in 1987 have solid records over the past 15 years.

The chart below shows the growth of a $10,000 investment in each of the five funds. It also demonstrates the long-term benefit of tax deferral by showing how much an investor would have had if earnings in the fund had been taxed at 38.6% annually.

As you meet the three shareholders featured in this year's annual report, you'll quickly realize that annuities can help, no matter how you define retirement. For one investor, retirement is still in the future; another may never retire in the traditional sense; the third is officially retired but busier than ever. In all three cases, however, they look to their annuity as a basic underpinning of their investment portfolio.

[begin sidebar]
TAKING A LONG-TERM VIEW

GROWTH OF $10,000 WITH ALL DISTRIBUTIONS REINVESTED FROM 12/31/87 TO 12/31/02 [begin line graph chart]

DATE       GROWTH      GROWTH-INCOME    HIGH-INCOME     U.S. GOVERNMENT/      CASH
           FUND        FUND             BOND FUND       AAA-RATED             MANAGEMENT
           ($27,831    ($25,279 after   ($20,295        SECURITIES FUND       FUND
           after       38.6% tax)       after           ($19,473 after        ($15,383 after
           38.6% tax)                   38.6% tax)      38.6% tax)            38.6% tax)
12/31/87   $10,000     $10,000          $10,000         $10,000               $10,000
12/31/88   $11,427     $11,402          $11,416         $10,765               $10,668
12/31/89   $14,946     $14,254          $12,560         $11,882               $11,560
12/31/90   $14,248     $13,844          $12,987         $12,834               $12,429
12/31/91   $18,936     $17,124          $16,376         $14,828               $13,077
12/31/92   $20,920     $18,428          $18,353         $15,903               $13,460
12/31/93   $24,267     $20,634          $21,298         $17,625               $13,782
12/31/94   $24,323     $21,002          $19,844         $16,811               $14,277
12/31/95   $32,325     $27,855          $24,094         $19,343               $15,029
12/31/96   $36,549     $32,984          $27,203         $19,892               $15,752
12/31/97   $47,439     $41,407          $30,490         $21,524               $16,527
12/31/98   $64,157     $48,897          $30,571         $23,230               $17,337
12/31/99   $100,901    $54,373          $32,263         $23,050               $18,113
12/31/00   $105,413    $58,697          $31,195         $25,674               $19,169
12/31/01   $86,279     $60,198          $33,607         $27,476               $19,825
12/31/02   $65,181     $49,156          $32,992         $29,989               $20,023

[end line graph chart]
[end sidebar]




[photograph: Dr. Mikial Imseis]
FULFILLING HIS DREAM AS A SMALL-TOWN PHYSICIAN

Dr. Mikial Imseis

If you're injured or get sick in Ness City, Kansas, there's only one place to go. You go to Dr. Mikial Imseis, the only physician many of the town's residents have ever known.

For more than 20 years, Dr. Imseis has provided the type of care that used to be standard for small-town doctors across America -- delivering babies, stitching wounds, giving physicals, monitoring hearts and watching cholesterol levels -- even making house calls.

While other doctors avoid rural America, preferring bigger cities, bigger hospitals and specialized careers, Dr. Imseis, 52, came to Ness City to fulfill his long-term dream. "I always wanted to be a small-town doctor," he says.

He's fulfilling his dream in Ness City, a farming town of about 1,700 people on the windswept western edge of the state, where the patients sometimes make their own house calls, knocking on their doctor's door. "It's a small town; they all know where I live," he says with a smile.

A native of Jerusalem, Dr. Imseis emigrated to the U.S. after working in Jericho, where he was the only doctor. In the United States, he first worked in a big hospital in New Jersey but held on to his long-term dream. Then he saw an ad in a medical journal that four towns in western Kansas were looking for a doctor.

After visiting all four towns, Dr. Imseis settled on Ness City. That was in 1981. Today, as he makes his rounds in the small community hospital -- he works Monday through Friday and is on call every other weekend -- he calls everyone by their first name and knows, often without referring to a chart, a good portion of their medical history. After all, he sees the same people every day in the businesses and streets of Ness City.

After moving to Ness City, Dr. Imseis began building toward another long-term goal -- his retirement. A cornerstone of his retirement planning was his investment in a variable annuity. He's contributed to it steadily since buying it. Even when the market crashed in 1987 and lost almost 20% during the decline of 1990, he stayed the course and continued to invest.

"My policy is if you're working and making a living, you don't bail out. I was putting it in for the long run, so the drops didn't bother me."

He follows the movements of the stock and bond markets closely but has remained focused on his goal. "Oh, I watch CNN at breakfast, lunch and dinner. But I don't play that stock market game. The last thing I want to do is pay more taxes, so I'm not pulling my money out."

Someday, when he retires, he'll take an income from his variable annuity, but he's not sure when that will be. "I was thinking about retiring last year, but I'm not ready yet," he says. It's a personal and professional decision more than a financial one. He's simply not ready to leave Ness City and his patients behind. "You know, the new generation of doctors doesn't want to do what I do. They don't want to be on call 24 hours a day. I live in this town. I can't just quit."

[photograph: close-up of Dr. Imseis holding a stethoscope]


[photograph: Marilyn Armstrong]
RETIREMENT CAN WAIT

Marilyn Armstrong

In late October, when the leaves turn orange and gold along the Ohio River in southern Indiana and calfing season is almost finished, Marilyn Armstrong thinks about getting enough hay and feed in the barn to see her prized Black Angus breeding cattle through the winter.

It won't be long before farmers from around the country, enticed by Marilyn's ad in an industry publication, come to buy her cattle. For Marilyn, it seems, is not only a wife, mother, grandmother, businesswoman and breeder of top quality cattle, she is a bit of a marketer, too. Her ad lists all the qualities of her livestock, as many ads do. But her ad ends with six magical words: "Fed and handled by a lady."

"That gets their attention," she says with a sly smile.

At 71, an age at which many have been retired for years, Marilyn spends her days in barns and walking and driving along the rolling hills of the 216-acre farm she runs with her husband, Andy, feeding and handling her cattle with a lady's touch.

Anyone who spends even a little time with Marilyn will quickly understand that she's a determined individual. Consider her decision to go back to school. "I was 36 years old with two kids. I started commuting three to five days a week, 65 miles one way, and still had to do the chores."

But she finished college and after graduation, taught sixth grade for nine years. "I always had it in my mind to go to college," she says.

That's typical of the long-term goals that Marilyn sets for herself. Back in 1987, she wanted to put some money away for the future and retirement. She liked the tax-deferral benefit and long-term nature of a variable annuity. "I know it's there if I need it," she says.

The stock market has been up and down a lot since Marilyn first invested, especially during the past two years, but she doesn't pay much attention to it.

"I pay attention to the livestock market, not the stock market," she says with a laugh. Besides, livestock is something she understands. "I love cattle. I've always loved cattle. I started following my father around the farm when I was three years old."

While others dream of retirement and perhaps sitting on a beach or playing golf, Marilyn expects to be doing what she loves most, working with cattle, for the rest of her life. "I'll retire when they plant me," she says with a smile.

[photograph: close-up of Marilyn Armstrong filling her hand with cattle feed]


[photograph: George Sakosuk]
ENGINEERING A FUN-FILLED RETIREMENT

George Sadosuk

When George Sadosuk began thinking seriously about retirement a few years ago, he knew it was time to buy more track, pick up a few more rail cars and maybe another caboose or two.

Now that he's actually retired, George, 62, is surrounded by Lionel trains. He collects them, repairs and restores them. One glance at the basement workroom of his Dalton, Georgia, home, and you can tell his love of model trains is a deeply held passion. The walls are lined with shelves full of trains. Boxes of trains cover the floor. An old layout that he's restoring fills the end of the room.

"You never have to worry about what to get him for a gift," says his wife, Betty. "He's happy with almost anything related to trains."

George's passion was born early. "I was five years old when I got my first train sets," he says. Two uncles, just back from World War II, each scoured the area and bought him train sets. He's been fascinated ever since.

"I probably have about 80 sets," he says as he looks around the room. He specializes in postwar Lionel train sets built between 1945 and 1969.

While he has been a longtime collector of trains, he began seriously building his collection when he started planning several years ago to retire from his job as director of sales for a carpet-backing manufacturer.

He's taken a similar long-term approach to investing for retirement. In 1987, he started looking for an investment that would serve him well over time. "I looked around and the annuity was really appealing to me. We had IRAs and our 401(k), but they have rules on when you have to take money out, and the annuity doesn't have those rules. I liked the flexibility. It just looked like a good opportunity."

He made a one-time investment in the annuity and has stayed with it. When the market dropped soon after he'd invested in 1987 and lost value again in 1990, he didn't consider selling, he says.

"The way I look at it is if everything fails then the whole country has failed. I told myself we were in it for the long term and that it would be back. Let's stick with it and see what happens."

Still, the past couple of years have tested his resolve a bit. "Certainly I'm bothered by what's happened in the market. But you've got to have faith that it'll come back. Besides, we won in 1987 and in 1990 by not selling. "

So these days he watches the market but concentrates on his rolling stock. He travels to model train shows and keeps an eye out for bargains on the Internet. He has even set up train layouts in businesses in the Dalton area and drops by each site at least once a week to maintain the sets.

There's one big drawback, though, to concentrating on his train collection. There's not much time left for other things. "My golf game has really suffered. I just don't have time for it anymore."

[photograph: close-up of George Sakosuk with a model train in his hands]

GLOBAL DISCOVERY FUND
Investment portfolio as of December 31, 2002
                                                                                      Shares                 Market
                                                                                                              value
Stocks (common & preferred)                                                                                    (000)

Commercial services & supplies  -  6.35%
Concord EFS, Inc.  (1)                                                                29,000          $         457
Paychex, Inc.                                                                         11,700                    326
Robert Half International Inc.  (1)                                                   14,000                    226
ServiceMaster Co.                                                                     12,000                    133
Automatic Data Processing, Inc.                                                        2,000                     79


Insurance  -  6.27%
American International Group, Inc.                                                     9,875                    571
PartnerRe Holdings Ltd. (Polynational)                                                 4,100                    213
Berkshire Hathaway Inc., Class A  (1)                                                      2                    146
XL Capital Ltd., Class A                                                               1,200                     93
Allstate Corp.                                                                         2,300                     85
Manulife Financial Corp. (Canada)                                                      3,000                     65
Allianz AG (Germany)                                                                     350                     33


Communications equipment  -  5.87%
Cisco Systems, Inc.  (1)                                                              35,300                    462
Lucent Technologies Inc. 8.00% convertible preferred 2031                                650                    321
CIENA Corp.  (1)                                                                      30,000                    154
Motorola, Inc.                                                                        10,000                     87
Juniper Networks, Inc.  (1)                                                           10,000                     68
Telefonaktiebolaget LM Ericsson, Class B (Sweden) (1)                                 50,575                     36


Semiconductor equipment & products  -  5.80%
Texas Instruments Inc.                                                                13,000                    195
Rohm Co., Ltd. (Japan)                                                                 1,500                    191
Xilinx, Inc.  (1)                                                                      8,375                    173
Maxim Integrated Products, Inc.                                                        4,000                    132
Applied Materials, Inc.  (1)                                                          10,000                    130
Altera Corp.  (1)                                                                      7,000                     86
Samsung Electronics Co., Ltd. (South Korea)                                              280                     74
KLA-Tencor Corp.  (1)                                                                  1,675                     59
Linear Technology Corp.                                                                2,150                     55
Applied Micro Circuits Corp.  (1)                                                      4,800                     18


Multiline retail  -  5.58%
Target Corp.                                                                          10,500                    315
Kohl's Corp.  (1)                                                                      4,500                    252
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                       92,500                    211
Dollar General Corp.                                                                  13,000                    155
Costco Wholesale Corp. (1)                                                             5,000                    140


Diversified financials  -  4.90%
Capital One Financial Corp.                                                            9,300                    276
Freddie Mac                                                                            4,500                    266
J.P. Morgan Chase & Co.                                                                7,000                    168
Fannie Mae                                                                             1,550                    100
Investment Technology Group, Inc.  (1)                                                 4,000                     89
ING Groep NV (Netherlands)                                                             2,500                     42


Airlines  -  4.09%
Southwest Airlines Co.                                                                18,800                    261
Qantas Airways Ltd. (Australia)                                                      103,000                    221
Ryanair Holdings PLC (ADR) (Ireland) (1)                                               3,100                    121
Deutsche Lufthansa AG (Germany) (1)                                                   12,800                    121
British Airways PLC (United Kingdom) (1)                                              28,000                     61


Wireless telecommunication services   -  4.04%
Maxis Communications Bhd. (Malaysia) (1)                                             350,000                    498
AT&T Wireless Services, Inc.  (1)                                                     30,000                    170
Sprint Corp. 7.125% convertible preferred 2004, units                                 15,000                    110


Media  -  3.75%
AOL Time Warner Inc.  (1)                                                             37,500                    491
Clear Channel Communications, Inc.  (1)                                                4,125                    154
Viacom Inc., Class B, nonvoting  (1)                                                   1,875                     76


Specialty retail  -  3.72%
Gap, Inc.                                                                             30,000                    466
Lowe's Companies, Inc.                                                                 2,500                     94
Barnes & Noble, Inc.  (1)                                                              5,000                     90
United Rentals, Inc.  (1)                                                              6,000                     65


Banks  -  3.12%
Wells Fargo & Co.                                                                      9,650                    452
HSBC Holdings PLC (United Kingdom)                                                    13,400                    147


Health care providers & services  -  2.71%
Express Scripts, Inc.  (1)                                                             4,000                    192
HCA Inc.                                                                               3,150                    131
Aetna Inc.                                                                             2,900                    119
Service Corp. International  (1)                                                      23,600                     78


Internet & catalog retail  -  2.47%
USA Interactive  (1)                                                                  11,800                    270
eBay Inc.  (1)                                                                         3,000                    203


Computers & peripherals  -  2.24%
EMC Corp.  (1)                                                                        45,000                    276
International Business Machines Corp.                                                  2,000                    155


Software  -  1.57%
Oracle Corp.  (1)                                                                     15,000                    162
Microsoft Corp.  (1)                                                                   2,500                    129
Novell, Inc.  (1)                                                                      3,000                     10


IT consulting & services  -  1.34%
Titan Corp.  (1)                                                                      14,000                    146
Electronic Data Systems Corp.                                                          6,100                    112


Chemicals  -  1.12%
Nitto Denko Corp. (Japan)                                                              7,600                    216


Aerospace & defense  -  0.92%
Mercury Computer Systems, Inc.  (1)                                                    5,800                    177


Diversified telecommunication services  -  0.92%
CenturyTel, Inc.                                                                       6,000                    176


Hotels, restaurants & leisure  -  0.91%
Carnival Corp.                                                                         7,000                    175


Internet software & services  -  0.73%
Yahoo! Inc.  (1)                                                                       8,000                    131
VeriSign, Inc.  (1)                                                                    1,100                      9


Energy equipment & services  -  0.66%
Schlumberger Ltd.                                                                      3,000                    126


Electronic equipment & instruments  -  0.60%
Sanmina-SCI Corp.  (1)                                                                15,000                     67
Solectron Corp.  (1)                                                                  13,600                     48


Food & drug retailing  -  0.49%
Koninklijke Ahold NV (Netherlands)                                                     7,500                     95


Distributors  -  0.40%
Li & Fung Ltd. (Hong Kong)                                                            80,000                     76


Multi-utilities & unregulated power  -  0.04%
AES Corp.  (1)                                                                         2,300                      7


Total stocks (cost: $18,172,000)                                                                             13,566


                                                                                   Principal                 Market
                                                                                      amount                  value
Convertible debentures                                                                  (000)                  (000)

Semiconductor equipment & products  -  0.64%
Agere Systems Inc. 6.50% convertible notes 2009                                $         160                    123
Total convertible debentures (cost: $152,000)                                                                   123

Miscellaneous  -  4.53%
Other equity securities in initial period of acquisition                                                        871
Total equity securities (cost: $18,324,000)                                                                  14,560

                                                                                   Principal                 Market
                                                                                      amount                  value
Short-term securities                                                                   (000)                  (000)
Federal agency discount notes  -  13.00%
Freddie Mac 1.25% due 1/9/03                                                           1,000                    999
Federal Farm Credit Banks 1.23% - 1.25% due 1/9-1/17/03                                  900                    900
Federal Home Loan Bank 1.26% due 1/22/03                                                 600                    599


Corporate short-term notes  -  10.66%
Kimberly-Clark Worldwide Inc. 1.28% due 1/17/03 (2)                                      500                    500
Procter & Gamble Co. 1.31% due 1/15/03 (2)                                               450                    450
General Electric Co. 1.31% due 1/2/03                                                    400                    400
Coca-Cola Co. 1.25% due 1/6/03                                                           400                    400
Motiva Enterprises LLC 1.32% due 1/24/03                                                 300                    300


U.S. Treasuries  -  1.04%
U.S. Treasury Bills 1.39% due 1/2/03                                                     200                    200


Total short-term securities (cost: $4,748,000)                                                                4,748
Total investment securities (cost: $23,072,000)                                                              19,308
New Taiwanese Dollar (cost: $10,000)                                                  NT$343                     10

Other assets less liabilities                                                                                  (102)

Net assets                                                                                                  $19,216

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL GROWTH FUND
Investment portfolio, December 31, 2002
                                                                                                                         Market
                                                                                                                          value
Equity securities (common & preferred stocks)                                                           Shares             (000)

PHARMACEUTICALS  -  8.14%
AstraZeneca PLC (United Kingdom)                                                                       203,960           $7,289
AstraZeneca PLC (Sweden)                                                                               162,405            5,727
AstraZeneca PLC (ADR)                                                                                    3,000              105
Shionogi & Co., Ltd. (Japan)                                                                           911,000           12,874
Eli Lilly and Co. (USA)                                                                                117,500            7,461
Forest Laboratories, Inc. (USA) (1)                                                                     72,400            7,111
Novo Nordisk A/S, Class B (Denmark)                                                                    196,500            5,684
Pharmacia Corp. (USA)                                                                                  100,000            4,180
H. Lundbeck A/S (Denmark)                                                                              124,950            3,323
UCB NV (Belgium)                                                                                        82,320            2,592
Aventis (France)                                                                                        35,000            1,903
Pfizer Inc (USA)                                                                                        40,950            1,252
Sanofi-Synthelabo (France)                                                                              16,000              978
Elan Corp., PLC (ADR) (Ireland) (1)                                                                     50,000              123

MEDIA  -  6.59%
AOL Time Warner Inc. (USA) (1)                                                                       1,062,000           13,912
Clear Channel Communications, Inc. (USA) (1)                                                           190,000            7,085
Viacom Inc., Class B, nonvoting (USA) (1)                                                              144,777            5,901
News Corp. Ltd. (Australia)                                                                            591,490            3,798
News Corp. Ltd., preferred                                                                              90,000              481
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                             120,000            3,352
Fox Entertainment Group, Inc., Class A (USA) (1)                                                       125,000            3,241
Independent News & Media PLC (Ireland)                                                               1,930,000            3,140
Comcast Corp., Class A (USA) (1)                                                                        88,153            2,078
Univision Communications Inc., Class A (USA) (1)                                                        70,000            1,715
Granada PLC (United Kingdom)                                                                         1,050,000            1,348
Vivendi Universal (ADR) (France)                                                                        64,000            1,028
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)                                   87,250              817
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                                                155,973              406
Nippon Television Network Corp. (Japan)                                                                  2,300              343
SET India Ltd. (India) (1) (2) (3)                                                                       6,400              213
PRIMEDIA Inc. (USA) (1)                                                                                 50,000              103
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                         395,000               25
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                             42,000                -

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.94%
Telekom Austria AG (Austria) (1)                                                                     1,806,000           18,291
Swisscom AG (Switzerland)                                                                               31,000            8,990
Koninklijke PTT Nederland NV (Netherlands) (1)                                                       1,095,200            7,126
AT&T Corp. (USA)                                                                                       204,500            5,339
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  130,000            4,157
Hellenic Telecommunications Organization SA (Greece)                                                    20,900              230
Telewest Communications PLC (United Kingdom) (1)                                                     1,500,000               48
NTL Inc. (USA) (1)                                                                                     550,000                9

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.93%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                             6,204,220            7,639
Samsung Electronics Co., Ltd. (South Korea)                                                             23,000            6,090
Applied Materials, Inc. (USA) (1)                                                                      425,000            5,538
Texas Instruments Inc. (USA)                                                                           290,000            4,353
Linear Technology Corp. (USA)                                                                          160,000            4,115
Altera Corp. (USA) (1)                                                                                 250,000            3,083
Rohm Co., Ltd. (Japan)                                                                                  23,000            2,927
Maxim Integrated Products, Inc. (USA)                                                                   75,000            2,478
Tokyo Electron Ltd. (Japan)                                                                             50,000            2,261
Xilinx, Inc. (USA) (1)                                                                                  95,000            1,957
ASML Holding NV, New York registered (Netherlands) (1)                                                 230,000            1,923
Dialog Semiconductor PLC (Germany) (1)                                                                 837,000              799
KLA-Tencor Corp. (USA) (1)                                                                              15,000              531
Applied Micro Circuits Corp. (USA) (1)                                                                 110,000              406

OIL & GAS  -  5.12%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                 630,000            9,412
Norsk Hydro AS (Norway)                                                                                186,000            8,339
Husky Energy Inc. (Canada)                                                                             675,000            7,047
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                          100,000            3,892
"Shell" Transport and Trading Co., PLC                                                                 330,000            2,173
ENI SpA (Italy)                                                                                        210,000            3,339
Imperial Oil Ltd. (Canada)                                                                              75,877            2,178
BG Group PLC (United Kingdom)                                                                          400,000            1,726

FOOD PRODUCTS  -  4.45%
Nestle SA (Switzerland)                                                                                 45,000            9,547
Unilever PLC (United Kingdom)                                                                          720,000            6,850
Lindt & Sprungli AG (Switzerland)                                                                          428            2,665
Lindt & Sprungli AG, participation certificate                                                           2,000            1,158
Unilever NV (Netherlands)                                                                               60,000            3,687
Groupe Danone (France)                                                                                  22,000            2,960
Sara Lee Corp. (USA)                                                                                   105,000            2,364
Nestle India Ltd. (India)                                                                              192,832            2,106
Nissin Food Products Co., Ltd. (Japan)                                                                  50,000            1,116
Koninklijke Numico NV, Class C (Netherlands)                                                            50,000              630

WIRELESS TELECOMMUNICATION SERVICES  -  4.42%
Vodafone Group PLC (United Kingdom)                                                                  5,800,000           10,575
Vodafone Group PLC (ADR)                                                                               150,000            2,718
Vodafone Libertel NV (Netherlands) (1)                                                                 799,800            8,545
NTT DoCoMo, Inc. (Japan)                                                                                 1,425            2,628
America Movil SA de CV, Series L (ADR) (Mexico)                                                        175,500            2,520
mm02 PLC (United Kingdom) (1)                                                                        2,600,000            1,852
KDDI Corp. (Japan)                                                                                         480            1,556
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                             82,200            1,258
Egyptian Co. for Mobile Services S.A.E. (Egypt)                                                         90,000              603
Nextel Communications, Inc., Class A (USA) (1)                                                          50,000              578

SPECIALTY RETAIL  -  3.33%
Michaels Stores, Inc. (USA) (1)                                                                        195,000            6,104
Lowe's Companies, Inc. (USA)                                                                           140,000            5,250
Limited Brands, Inc. (USA)                                                                             310,000            4,318
Dixons Group PLC (United Kingdom)                                                                    1,691,929            3,950
Kingfisher PLC (United Kingdom)                                                                      1,040,238            3,726
FAST RETAILING CO., LTD. (Japan)                                                                        40,000            1,408

BANKS  -  2.75%
Royal Bank of Canada (Canada)                                                                          144,000            5,281
Bank of Nova Scotia (Canada)                                                                           151,000            5,041
HSBC Holdings PLC (United Kingdom)                                                                     340,000            3,758
Lloyds TSB Group PLC (United Kingdom)                                                                  300,000            2,154
Westpac Banking Corp. (Australia)                                                                      214,348            1,649
DBS Group Holdings Ltd. (Singapore)                                                                    230,000            1,459
Svenska Handelsbanken Group, Class A (Sweden)                                                           52,100              696
Toronto-Dominion Bank (Canada)                                                                          19,600              423

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.61%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                      195,500            7,172
Murata Manufacturing Co., Ltd. (Japan)                                                                 122,000            4,778
Venture Corp. Ltd. (Singapore)                                                                         490,000            3,928
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                          621,000            2,154
Celestica Inc. (Canada) (1)                                                                             65,000              917
EPCOS AG (Germany) (1)                                                                                  45,108              467

DIVERSIFIED FINANCIALS  -  2.56%
J.P. Morgan Chase & Co. (USA)                                                                          360,000            8,640
Capital One Financial Corp. (USA)                                                                      175,000            5,201
ING Groep NV (Netherlands)                                                                             150,000            2,541
ORIX Corp. (Japan)                                                                                      15,000              966
AIFUL Corp. (Japan)                                                                                     25,000              939
SFCG CO., LTD. (formerly Shohkoh Fund & Co., Ltd.) (Japan)                                              10,000              724

HEALTH CARE EQUIPMENT & SUPPLIES  -  2.41%
Centerpulse (Switzerland) (1)                                                                           69,136           12,064
Synthes-Stratec Inc. (Switzerland)                                                                       9,500            5,833

AUTOMOBILES  -  2.38%
Bayerische Motoren Werke AG (Germany)                                                                  240,000            7,292
Suzuki Motor Corp. (Japan)                                                                             520,000            5,649
Honda Motor Co., Ltd. (Japan)                                                                           65,000            2,403
Renault SA (France)                                                                                     50,000            2,350

BEVERAGES  -  1.95%
Orkla AS (Norway)                                                                                      582,285            9,921
Anheuser-Busch Companies, Inc. (USA)                                                                    50,000            2,420
Heineken NV (Netherlands)                                                                               56,000            2,186

METALS & MINING  -  1.73%
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                                                360,000            7,200
BHP Billiton PLC (United Kingdom)                                                                      532,124            2,842
POSCO (South Korea)                                                                                     16,070            1,599
Anglogold Ltd. (South Africa)                                                                           36,000            1,223

CHEMICALS  -  1.72%
Dow Chemical Co. (USA)                                                                                 300,000            8,910
Nitto Denko Corp. (Japan)                                                                               90,000            2,562
Valspar Corp. (USA)                                                                                     30,000            1,325

SOFTWARE  -  1.60%
Microsoft Corp. (USA) (1)                                                                              161,000            8,324
Cadence Design Systems, Inc. (USA) (1)                                                                 217,000            2,558
Mentor Graphics Corp. (USA) (1)                                                                        132,000            1,038

FOOD & DRUG RETAILING  -  1.60%
Koninklijke Ahold NV (Netherlands)                                                                     614,800            7,807
Woolworths Ltd. (Australia)                                                                            641,083            4,088

ELECTRIC UTILITIES  -  1.52%
Scottish Power PLC (United Kingdom)                                                                  1,245,778            7,270
National Grid Transco PLC (formerly National Grid Group PLC) (United Kingdom)                          300,000            2,205
E.ON AG (Germany)                                                                                       45,000            1,814

HEALTH CARE PROVIDERS & SERVICES  -  1.43%
Rhon-Klinikum AG (Germany)                                                                              96,200            3,256
Rhon-Klinikum AG, nonvoting preferred                                                                  108,400            3,208
Fresenius Medical Care AG, preferred (Germany)                                                         136,000            4,139

INSURANCE  -  1.39%
American International Group, Inc. (USA)                                                                80,000            4,628
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                   34,000            4,064
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                            350,000            1,609

PERSONAL PRODUCTS  -  1.32%
Shiseido Co., Ltd. (Japan)                                                                             555,000            7,212
Avon Products, Inc. (USA)                                                                               47,900            2,580

HOTELS, RESTAURANTS & LEISURE  -  1.31%
Starbucks Corp. (USA) (1)                                                                              320,000            6,522
Carnival Corp. (USA)                                                                                   128,000            3,194

AIRLINES  -  1.29%
easyJet PLC (United Kingdom) (1)                                                                       900,000            3,970
British Airways PLC (United Kingdom) (1)                                                             1,730,000            3,760
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                                35,700            1,398
Ryanair Holdings PLC (1)                                                                                67,300              477

COMMERCIAL SERVICES & SUPPLIES  -  1.09%
DeVry Inc. (USA) (1)                                                                                   130,000            2,159
Sabre Holdings Corp., Class A (USA) (1)                                                                100,000            1,811
Brambles Industries Ltd. (Australia)                                                                   576,658            1,516
Apollo Group, Inc., Class A (USA) (1)                                                                   30,000            1,320
Hays PLC (United Kingdom)                                                                              861,000            1,286

COMMUNICATIONS EQUIPMENT  -  1.05%
Nokia Corp. (ADR) (Finland)                                                                            260,000            4,030
Nokia Corp.                                                                                             70,000            1,113
Cisco Systems, Inc. (USA) (1)                                                                          205,000            2,686

INTERNET & CATALOG RETAIL  -  1.05%
eBay Inc. (USA) (1)                                                                                     63,900            4,334
USA Interactive (USA) (1)                                                                              150,000            3,438

INDUSTRIAL CONGLOMERATES  -  0.91%
General Electric Co. (USA)                                                                             225,000            5,479
Siemens AG (Germany)                                                                                    30,000            1,275

TEXTILES, APPAREL & LUXURY GOODS  -  0.76%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                             303,000            5,660

OFFICE ELECTRONICS  -  0.72%
Canon, Inc. (Japan)                                                                                    143,000            5,383

MULTILINE RETAIL  -  0.70%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                                   228,000            5,185

HOUSEHOLD PRODUCTS  -  0.48%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                                 1,540,000            3,564

HOUSEHOLD DURABLES  -  0.39%
Sony Corp. (Japan)                                                                                      39,200            1,637
Koninklijke Philips Electronics NV (Netherlands)                                                        70,000            1,227

AIR FREIGHT & LOGISTICS  -  0.31%
United Parcel Service, Inc., Class B (USA)                                                              37,000            2,334

BUILDING PRODUCTS  -  0.31%
Asahi Glass Co., Ltd. (Japan)                                                                          375,000            2,296

PAPER & FOREST PRODUCTS  -  0.31%
Weyerhaeuser Co. (USA)                                                                                  25,000            1,230
Stora Enso Oyj, Class R  (Finland)                                                                     100,000            1,055

ENERGY EQUIPMENT & SERVICES  -  0.29%
Schlumberger Ltd. (USA)                                                                                 50,900            2,142

MACHINERY  -  0.27%
Volvo AB, Class B (Sweden)                                                                             123,900            2,028

OTHER INDUSTRIES -  0.50%
Holcim Ltd. (Switzerland)                                                                                9,500            1,727
ABB Ltd (Switzerland) (1)                                                                              260,296              741
Anoto Group AB (Sweden) (1)                                                                            539,700              728
Opticom ASA (Norway) (1)                                                                                56,000              489
VeriSign, Inc. (USA) (1)                                                                                 8,400               67

Miscellaneous  -  3.79%
Other equity securities in initial period of acquisition                                                                 28,159
Total equity securities (cost: $758,056,000)                                                                            642,543


                                                                                                     Principal           Market
                                                                                                        amount            value
Bonds & notes                                                                                             (000)            (000)

WIRELESS TELECOMMUNICATION SERVICES  -  0.36%
AT&T Wireless Services, Inc. 7.875% 2011                                                                $2,695           $2,713
Total bonds & notes (cost: $1,899,000)                                                                                    2,713


                                                                                                     Principal           Market
                                                                                                        amount            value
Short-term securities                                                                                     (000)            (000)

Corporate short-term notes  -  12.10%
Harley-Davidson Funding Corp. 1.30%-1.33% due 1/21-2/13/03 (2)                                         $11,500          $11,484
American Honda Finance Corp. 1.31% due 1/16-2/18/03                                                     10,200           10,188
CDC Commercial Paper Corp. 1.32%-1.33% due 1/6-1/23/03 (2)                                               9,700            9,695
Aventis S.A. 1.30%-1.32% due 1/14-1/17/03 (2)                                                            8,800            8,796
UBS Finance (Delaware) LLC 1.20% due 1/2/03                                                              7,900            7,899
Bank of Ireland 1.32% due 2/19/03 (2)                                                                    7,000            6,987
ChevronTexaco Corp. 1.32% due 1/6/03                                                                     6,400            6,399
Rio Tinto America Inc. 1.32%-1.33% due 1/15-1/16/03 (2)                                                  6,200            6,197
BMW U.S. Capital Corp. 1.37% due 1/10/03                                                                 5,000            4,998
Toyota Motor Credit Corp. 1.32% due 1/29/03 (2)                                                          5,000            4,995
Svenska Handelsbanken 1.36% due 2/3/03                                                                   5,000            4,994
Abbey National North America LLC 1.32 % due 3/17/03                                                      4,900            4,886
ABN AMRO North America Finance Inc. 1.34% due 1/7/03                                                     2,500            2,499

Federal agency discount notes  -  1.30%
Freddie Mac 1.26%-1.29% due 1/7-2/12/03                                                                  9,700            9,691
Total short-term securities (cost: $99,708,000)                                                                          99,708
Total investment securities (cost: $859,663,000)                                                                        744,964
New Taiwanese Dollar (cost:  $461,000)                                                               NT$15,872              459

Other assets less liabilities                                                                                             (1769)

Net assets                                                                                                             $743,654

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL SMALL CAPITALIZATION FUND
Investment portfolio as of December 31, 2002

                                                                                                                           Market
Stocks                                                                                                                      value
(common & preferred)                                                                                        Shares           (000)

MEDIA  -  6.27%
Sanctuary Group PLC (United Kingdom)                                                                     4,200,000         $2,738
Westwood One, Inc. (USA) (1)                                                                                64,200          2,399
Lions Gate Entertainment Corp., Series A, 5.25% convertible preferred (Canada) (2) (3) (4)                     572          1,106
Lions Gate Entertainment Corp. (1)                                                                         540,200          1,058
Lions Gate Entertainment Corp., warrants, expire 2004 (1) (2) (4)                                          237,150              4
Gemstar International Group Ltd. (USA) (1)                                                                 600,000          1,950
SBS Broadcasting SA (Luxembourg) (1)                                                                       118,000          1,714
Clear Media Ltd. (Hong Kong) (1)                                                                         2,950,000          1,494
Gray Television, Inc., Class B (USA)                                                                       150,000          1,463
Woongjin.com Co., Ltd. (South Korea)                                                                       490,900          1,397
Capital Radio PLC (United Kindgom)                                                                         168,500          1,381
Fox Kids Europe NV (Netherlands) (1)                                                                       288,000          1,360
Corus Entertainment Inc., Class B, nonvoting (Canada) (1)                                                  110,000          1,321
Emmis Communications Corp., Class A (USA) (1)                                                               60,000          1,250
Cheil Communications Inc. (South Korea)                                                                     13,000          1,021
Groupe AB SA (France)                                                                                       88,250            722
UnitedGlobalCom, Inc., Class A (USA) (1)                                                                   300,000            720
CanWest Global Communications Corp. (Canada) (1)                                                           175,000            716
Zee Telefilms Ltd. (India)                                                                                 310,000            631
Sun Media Group Holdings Ltd. (Hong Kong) (1) (4)                                                       53,400,000            438
BKN International AG (Germany) (1)                                                                         165,000             43
Lone Star Research, Inc. (USA) (1) (2) (4)                                                                 322,270              3


HOTELS, RESTAURANTS & LEISURE  -  5.97%
J D Wetherspoon PLC (United Kingdom)                                                                     1,550,000          4,167
Fitness First PLC (United Kingdom) (1)                                                                   1,735,000          4,162
Stanley Leisure PLC (United Kingdom) (1)                                                                   500,000          3,131
Extended Stay America, Inc. (USA) (1)                                                                      200,000          2,950
Ameristar Casinos, Inc. (USA) (1)                                                                          186,841          2,634
Orient-Express Hotels Ltd., Class A (USA) (1)                                                              185,000          2,498
Vail Resorts, Inc. (USA) (1)                                                                               150,000          2,276
Four Seasons Hotels Inc. (Canada)                                                                           67,400          1,904


COMMERCIAL SERVICES & SUPPLIES  - 5.49%
Education Management Corp. (USA) (1)                                                                       185,400          6,971
S1 Corp. (South Korea)                                                                                     310,000          5,438
Sylvan Learning Systems, Inc. (USA) (1)                                                                    190,000          3,116
Techem AG (Germany) (1)                                                                                    370,000          2,680
Informatics Holdings Ltd. (Singapore)                                                                    2,957,000          1,961
Stericycle, Inc. (USA) (1)                                                                                  30,000            971
ZENON Environmental Inc. (Canada) (1)                                                                       75,000            701


SPECIALTY RETAIL  -  5.23%
Culture Convenience Club Co., Ltd. (Japan)                                                                 185,000          4,557
Sharper Image Corp. (USA) (1)                                                                              250,000          4,358
bebe stores, inc. (USA) (1)                                                                                300,000          4,020
CarMax, Inc. (formerly Circuit City Stores, Inc. - CarMax Group) (USA) (1)                                 200,000          3,576
Claire's Stores, Inc. (USA)                                                                                100,000          2,207
Restoration Hardware, Inc. (USA) (1)  (2)                                                                  282,051          1,413
Restoration Hardware, Inc. (1)  (2)                                                                         37,000            185
JJB Sports PLC (United Kingdom)                                                                            200,000            466


BIOTECHNOLOGY  -  4.78%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                                     945,100         15,254
IDEXX Laboratories, Inc. (USA) (1)                                                                          40,000          1,314
Martek Biosciences Corp. (USA) (1)                                                                          35,000            881
ILEX Oncology, Inc. (USA) (1)                                                                               97,300            687
OSI Pharmaceuticals, Inc. (USA) (1)                                                                         30,000            492
Vical Inc. (USA) (1)                                                                                        80,000            277
Transgenomic, Inc. (USA) (1)                                                                                50,000            112

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.21%
PMC-Sierra, Inc. (USA) (1)                                                                                 650,000          3,614
Faraday Technology Corp. (Taiwan) (1)                                                                    1,313,000          2,884
Micrel, Inc. (USA) (1)                                                                                     275,000          2,470
Semtech Corp. (USA) (1)                                                                                    220,000          2,402
PDF Solutions, Inc. (USA) (1)                                                                              260,000          1,802
Applied Micro Circuits Corp. (USA) (1)                                                                     400,000          1,476
O2Micro International Ltd. (USA) (1)                                                                       150,000          1,462
Melexis NV (Belgium)                                                                                       100,000            618


SOFTWARE  -  4.19%
OPNET Technologies, Inc. (USA) (1)                                                                         700,000          5,657
Verisity Ltd. (Israel) (1)                                                                                 126,600          2,413
J.D. Edwards & Co. (USA) (1)                                                                               200,000          2,256
Creo Inc. (Canada) (1)                                                                                     200,000          1,634
National Instruments Corp. (USA) (1)                                                                        50,000          1,624
Cadence Design Systems, Inc. (USA) (1)                                                                     129,984          1,533
Mentor Graphics Corp. (USA) (1)                                                                            145,000          1,140
Melody Interactive Solutions AB, Class A (Sweden) (1) (2) (4)                                               86,300            198
Aldata Solution Oyj (Finland) (1)                                                                          129,445            120
Infoteria Corp. (Japan) (1) (2) (4)                                                                            128             67


METALS & MINING  -  3.98%
Gabriel Resources Ltd. (Canada) (1)                                                                      1,400,000          4,127
Nelson Resources Ltd. (Canada) (1)                                                                       8,078,080          3,226
Wheaton River Minerals Ltd. (Canada) (1)  (2)                                                            1,875,000          1,747
Wheaton River Minerals Ltd., warrants, expire 2007 (1)  (2)                                                937,500            392
First Quantum Minerals Ltd. (Canada) (1)                                                                   900,000          2,088
Kenmare Resources PLC (Ireland) (1)                                                                     12,000,000          2,038
Thistle Mining Inc. (Canada) (1)                                                                         3,945,455          1,376
Yanzhou Coal Mining Co. Ltd. (China)                                                                     1,850,000            735
Navan Mining PLC (United Kingdom) (1) (4)                                                                4,110,000             83
Namibian Minerals Corp., warrants, expire 2006 (Canada) (1) (4)                                            950,000              -


INSURANCE  -  3.72%
Hilb, Rogal and Hamilton Co. (USA)                                                                         130,000          5,317
Zenith National Insurance Corp. (USA)                                                                      170,000          3,998
Arthur J. Gallagher & Co. (USA)                                                                            100,000          2,938
First American Corp. (USA)                                                                                 115,000          2,553


FOOD & DRUG RETAILING  -  3.50%
Performance Food Group Co. (USA) (1)                                                                       350,000         11,885
Cawachi Ltd. (Japan)                                                                                        30,000          2,019


INTERNET SOFTWARE & SERVICES  -  3.39%
EarthLink, Inc. (USA) (1)                                                                                  660,000          3,597
LendingTree, Inc.  (USA) (1)                                                                               275,000          3,542
DoubleClick Inc. (USA) (1)                                                                                 390,000          2,207
Cybird Co., Ltd. (Japan) (1)                                                                                   780          2,056
AsiaInfo Holdings, Inc. (China) (1)                                                                        184,000          1,169
RADWARE Ltd. (Israel) (1)                                                                                   60,000            485
Homestore, Inc. (USA) (1)                                                                                  300,000            255
DreamArts Corp. (Japan) (1) (2) (4)                                                                            400            123
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1) (2) (4)                               246,129             32


INTERNET & CATALOG RETAIL  - 3.22%
School Specialty, Inc. (USA) (1)                                                                           472,900          9,448
Ticketmaster, Class B (USA) (1)                                                                            150,000          3,183
dELiA*s Corp., Class A (USA) (1)                                                                           375,000            169


OIL & GAS  -  2.90%
Venture Production Company Ltd.  (United Kingdom) (1)                                                    1,000,000          2,377
Tullow Oil PLC (Ireland) (1)                                                                             1,026,399          1,625
Regal Petroleum PLC (United Kingdom) (1)                                                                 1,333,000          1,609
Spinnaker Exploration Co. (USA) (1)                                                                         60,000          1,323
Newfield Exploration Co. (USA) (1)                                                                          30,000          1,081
Premcor Inc. (USA) (1)                                                                                      41,250            917
Penn West Petroleum Ltd. (Canada) (1)                                                                       35,000            910
Bonavista Petroleum Ltd.  (Canada) (1)                                                                      41,100            887
Sibir Energy PLC (United Kingdom) (1)                                                                    5,129,891            785


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.75%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                             6,200,000          4,532
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1)                                                460,000             41
Venture Corp. Ltd. (Singapore)                                                                             258,000          2,068
Hankuk Electric Glass Co., Ltd. (South Korea)                                                               25,000          1,221
Citizen Electronics Co., Ltd. (Japan)                                                                       15,000          1,074
Micronic Laser Systems AB (Sweden) (1)                                                                     195,000            921
Hana Microelectronics PCL (Thailand)                                                                       460,000            705
Orbotech Ltd. (Israel) (1)                                                                                  27,000            371


AEROSPACE & DEFENSE  -  2.49%
Mercury Computer Systems, Inc. (USA) (1)                                                                   325,000          9,919


TEXTILES, APPAREL & LUXURY GOODS  -  2.20%
Columbia Sportswear Co. (USA) (1)                                                                          100,000          4,442
Texwinca Holdings Ltd. (Hong Kong)                                                                       4,100,000          3,049
Cheil Industries Inc. (South Korea)                                                                         95,000          1,246


TRANSPORTATION INFRASTRUCTURE  -  2.16%
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)                                       8,000,000          3,078
Jiangsu Expressway Co. Ltd., Class H (People's Republic of China)                                        9,000,000          2,655
SembCorp Logistics Ltd. (Singapore)                                                                      1,634,000          1,479
International Container Terminal Services, Inc. (Philippines)                                           30,645,000          1,389


BANKS  -  2.14%
Pacific Northwest Bancorp (USA)                                                                            138,700          3,468
ICICI Bank Ltd. (India)                                                                                    934,200          2,740
ICICI Bank Ltd. (ADR)                                                                                        4,000             26
Korea Exchange Bank (South Korea) (1)                                                                      710,000          2,281


BEVERAGES  -  1.65%
Cott Corp. (Canada) (1)                                                                                    216,500          3,870
Robert Mondavi Corp., Class A (USA) (1)                                                                     65,000          2,015
BRL Hardy Ltd. (Australia)                                                                                 172,765            682


HEALTH CARE PROVIDERS & SERVICES  -  1.45%
Rhon-Klinikum AG (Germany)                                                                                  76,000          2,572
Rhon-Klinikum AG, nonvoting preferred                                                                       21,000            622
Centene Corp. (USA) (1)                                                                                     45,000          1,512
ICON PLC (ADR) (Ireland) (1)                                                                                40,000          1,076


AIRLINES  -  1.42%
WestJet Airlines Ltd. (Canada) (1)                                                                         550,000          5,631


COMPUTERS & PERIPHERALS  -  1.37%
Maxtor Corp. (USA) (1)                                                                                     300,000          1,518
Western Digital Corp. (USA) (1)                                                                            200,000          1,278
Hutchinson Technology Inc. (USA) (1)                                                                        60,000          1,242
MegaChips Corp. (Japan)                                                                                     58,000            754
Anoto Group AB (Sweden) (1)                                                                                496,453            669


GAS UTILITIES  - 1.29%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                                                                 11,339,000          2,690
International Energy Group Ltd. (United Kingdom)                                                           870,000          2,451


COMMUNICATIONS EQUIPMENT  -  1.20%
Polycom, Inc. (USA) (1)                                                                                    500,000          4,760


PHARMACEUTICALS  -  1.04%
Recordati SpA (Italy)                                                                                      120,000          1,947
Inspire Pharmaceuticals, Inc. (USA) (1)                                                                    116,000          1,083
Medicis Pharmaceutical Corp., Class A (USA) (1)                                                             15,000            745
YM BioSciences Inc., preferred, Class B (Canada) (1)                                                       300,000            354


DIVERSIFIED FINANCIALS  -  1.04%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                      75,000          2,298
American Capital Strategies, Ltd. (USA)                                                                     50,000          1,079
Saxon Capital, Inc. (USA) (1)                                                                               60,000            751


CHEMICALS  -  0.88%
Solutia Inc. (USA)                                                                                         965,300          3,504


CONSTRUCTION & ENGINEERING  -  0.85%
LG Engineering & Construction Co., Ltd. (South Korea)                                                      350,000          3,394


TRADING COMPANIES & DISTRIBUTORS  -  0.74%
Test-Rite International Co., Ltd.  (Taiwan)                                                              2,873,000          2,092
Dickson Concepts (International) Ltd. (Hong Kong)                                                        3,807,500            840


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.70%
Wright Medical Group, Inc. (USA) (1)                                                                        90,000          1,572
Lumenis Ltd. (Israel) (1)                                                                                  300,000            600
Aspect Medical Systems, Inc. (USA) (1)                                                                     100,000            339
TriPath Imaging, Inc. (USA) (1)                                                                             94,836            254
InSite Vision Inc., warrants, expire 2004 (USA) (1) (2) (4)                                                  9,150              -


ELECTRICAL EQUIPMENT  -  0.57%
KEC Corp. (South Korea)                                                                                     45,070          1,521
Moatech Co., Ltd. (South Korea)                                                                            104,000            762


PAPER & FOREST PRODUCTS  -  .54%
M-real Oyj, Class B (Finland)                                                                              257,000          2,158


REAL ESTATE  -  0.53%
Shanghai Real Estate Ltd. (Hong Kong)                                                                   14,000,000          1,257
Central Pattana Public Co., Ltd. (Thailand)                                                                677,800            849


CONSTRUCTION MATERIALS  -  0.35%
Anhui Conch Cement Co. Ltd., Class H (People's Republic of China)                                        4,152,000          1,398


BUILDING PRODUCTS  -  0.31%
Uponor Oyj (Finland)                                                                                        60,000          1,227


DISTRIBUTORS  -  0.28%
Sixt AG, nonvoting preferred (Germany)                                                                     100,000            740
MEDION AG (Germany)                                                                                          5,600            195
Li & Fung Ltd. (Hong Kong)                                                                                 200,000            190


OTHER INDUSTRIES  -  0.52%
PT Indofood Sukses Makmur Tbk (Indonesia)                                                               11,500,000            772
TeraBeam Networks (USA) (1) (2) (4)                                                                        533,332            400
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                                      50,000            393
China Oilfield Services Ltd. (China) (1)                                                                 1,490,900            363
Glocalnet AB (Sweden) (1)                                                                                  800,000            161
Highpoint Telecommunications Inc. (Canada) (1) (4)                                                         510,000              3

Total stocks (cost: $424,534,000)                                                                                         339,248


                                                                                                         Principal         Market
                                                                                                            amount          value
Convertible debentures                                                                                        (000)          (000)

METALS & MINING  -  0.20%
Nelson Resources Ltd., Series A, 13.00% 2004 (Canada) (2) (4)                                                 $500           $787

Total convertible debentures (cost: $500,000)                                                                                 787

MISCELLANEOUS  -  4.89%
Other equity securities in initial period of acquisition                                                                   19,425

Total equity securities (cost: $425,034,000)                                                                              359,460


                                                                                                         Principal         Market
                                                                                                            amount          value
Short-term securities                                                                                         (000)          (000)

Corporate short-term notes  -  9.21%
UBS Finance (Delaware) LLC 1.20% due1/2/03                                                                  $6,900         $6,899
Aventis S.A. 1.30% due 1/14/03 (2)                                                                           6,000          5,997
ANZ (Delaware) Inc. 1.35% due 1/16/03                                                                        5,500          5,497
Gaz de France 1.33% due 2/6/03                                                                               5,500          5,492
Executive Jet Inc. 1.32%-1.35% due 1/27-2/19/03 (2)                                                          5,001          4,993
American Honda Finance Corp. 1.30%-1.34% due 1/8-2/04/03                                                     4,927          4,925
Danske Corp. 1.50% due 2/6/03                                                                                2,000          1,997
HBOS Treasury Services PLC 1.50% due 1/13/03                                                                   800            800

Total short-term securities (cost: $36,600,000)                                                                            36,600

Total investment securities (cost: $461,634,000)                                                                          396,060
New Taiwanese Dollar (cost: $355,000)                                                                    NT$12,044            348

Other assets less liabilities                                                                                               1,163

Net assets                                                                                                               $397,571

(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH FUND
Investment portfolio, December 31, 2002



                                                                                                                   Market
                                                                                                                    value
Equity securities (common & preferred stocks)                                                    Shares              (000)

MEDIA  -  15.57%
Viacom Inc., Class B, nonvoting  (1)                                                          8,283,432           337,633
Viacom Inc., Class A (1)                                                                        878,400            35,848
AOL Time Warner Inc. (1)                                                                     17,917,725           234,722
News Corp. Ltd., preferred (ADR) (Australia)                                                  2,964,393            67,144
News Corp. Ltd. (ADR)                                                                         1,050,000            27,562
Comcast Corp., Class A, special stock, nonvoting (1)                                          3,618,300            81,737
Comcast Corp., Class A (1)                                                                      372,025             8,769
Fox Entertainment Group, Inc., Class A (1)                                                    3,050,000            79,087
TMP Worldwide Inc. (1)                                                                        3,100,000            35,061
Clear Channel Communications, Inc. (1)                                                          850,000            31,696
Univision Communications Inc., Class A (1)                                                      400,000             9,800
UnitedGlobalCom, Inc., Class A (1)                                                            3,940,000             9,456
PRIMEDIA Inc. (1)                                                                             3,569,000             7,352
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                2,076,000               131
Adelphia Communications Corp., Class A (1)                                                    1,464,300               124


INSURANCE  -  9.87%
Berkshire Hathaway Inc., Class A (1)                                                              3,125           227,344
American International Group, Inc.                                                            2,650,000           153,302
XL Capital Ltd., Class A                                                                      1,110,000            85,747
Progressive Corp.                                                                             1,700,000            84,371
Arthur J. Gallagher & Co.                                                                     1,450,000            42,601
Marsh & McLennan Companies, Inc.                                                                253,600            11,719
Aon Corp.                                                                                       387,500             7,320


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  7.84%
Texas Instruments Inc.                                                                        6,280,000            94,263
Analog Devices, Inc. (1)                                                                      2,449,832            58,477
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                     42,680,000            52,548
Linear Technology Corp.                                                                       1,975,000            50,797
KLA-Tencor Corp.  (1)                                                                         1,270,000            44,920
Applied Materials, Inc. (1)                                                                   2,743,400            35,746
Samsung Electronics Co., Ltd. (South Korea)                                                     126,000            33,365
Altera Corp. (1)                                                                              2,375,000            29,284
Xilinx, Inc. (1)                                                                              1,275,000            26,265
Maxim Integrated Products, Inc.                                                                 750,000            24,780
LSI Logic Corp. (1)                                                                           2,500,000            14,425
Applied Micro Circuits Corp. (1)                                                              3,275,000            12,085
Teradyne, Inc. (1)                                                                              400,000             5,204
PMC-Sierra, Inc. (1)                                                                            775,000             4,309


PHARMACEUTICALS  -  6.67%
Eli Lilly and Co.                                                                             2,412,300           153,181
AstraZeneca PLC  (United Kingdom)                                                             1,750,000            62,545
AstraZeneca PLC                                                                               1,000,000            35,264
Pharmacia Corp.                                                                               1,705,487            71,289
Forest Laboratories, Inc. (1)                                                                   725,000            71,210
Sanofi-Synthelabo (France)                                                                      148,000             9,048
Sepracor Inc. (1)                                                                               604,800             5,848
Johnson & Johnson                                                                               100,000             5,371


SOFTWARE  -  4.40%
PeopleSoft, Inc. (1)                                                                          5,390,228            98,641
Microsoft Corp. (1)                                                                           1,355,000            70,054
Cadence Design Systems, Inc. (1)                                                              3,850,000            45,391
Oracle Corp. (1)                                                                              3,450,000            37,260
Autodesk, Inc.                                                                                  800,000            11,440
Mentor Graphics Corp. (1)                                                                     1,250,000             9,825
Asera, Inc. (1) (2) (3)                                                                         511,776                 9


INTERNET & CATALOG RETAIL  -  3.74%
USA Interactive (1)                                                                           7,425,000           170,181
eBay Inc. (1)                                                                                   911,800            61,838


WIRELESS TELECOMMUNICATION SERVICES  -  3.65%
AT&T Wireless Services, Inc. (1)                                                             13,200,000            74,580
Nextel Communications, Inc., Class A (1)                                                      5,000,000            57,750
Vodafone Group PLC (United Kingdom)                                                           9,710,000            17,703
Vodafone Group PLC (ADR)                                                                        900,000            16,308
Sprint Corp. - PCS Group, Series 1 (formerly Sprint PCS Group) (1)                            7,033,400            30,806
KDDI Corp. (Japan)                                                                                9,000            29,182


OIL & GAS  -  3.53%
Murphy Oil Corp.                                                                              1,319,400            56,536
Pogo Producing Co.                                                                            1,174,300            43,743
EOG Resources, Inc.                                                                           1,050,000            41,916
Ocean Energy, Inc.                                                                              892,600            17,825
Canadian Natural Resources Ltd. (Canada)                                                        600,000            17,800
Petro-Canada (Canada)                                                                           400,000            12,402
Premcor Inc. (1)                                                                                495,000            11,004
Devon Energy Corp.                                                                              150,000             6,885
Noble Energy, Inc.                                                                              125,000             4,694
Suncor Energy Inc. (Canada)                                                                     273,898             4,289
Ivanhoe Energy Inc. (Canada) (1)                                                              4,408,700             2,012


DIVERSIFIED FINANCIALS  -  3.04%
Fannie Mae                                                                                      962,000            61,885
Capital One Financial Corp.                                                                   1,780,000            52,902
CIT Group Inc                                                                                 1,400,000            27,440
Allied Capital Corp.                                                                          1,000,000            21,830
Household International, Inc.                                                                   575,000            15,991
Freddie Mac                                                                                     148,000             8,739


COMMERCIAL SERVICES & SUPPLIES  -  2.60%
Allied Waste Industries, Inc. (1)                                                             3,073,400            30,734
Sabre Holdings Corp., Class A (1)                                                             1,593,917            28,866
Ceridian Corp. (1)                                                                            1,967,500            28,371
Paychex, Inc.                                                                                 1,000,000            27,900
Concord EFS, Inc. (1)                                                                         1,070,000            16,842
Robert Half International Inc. (1)                                                              800,000            12,888
Automatic Data Processing, Inc.                                                                 250,000             9,813
Arbitron Inc. (1)                                                                               174,300             5,839


MULTILINE RETAIL  -  2.12%
Target Corp.                                                                                  2,758,200            82,746
Kohl's Corp. (1)                                                                                750,000            41,962
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                           266,400             6,058
Wal-Mart de Mexico, SA de CV, Series V                                                          415,600               946
Wal-Mart de Mexico, SA de CV, Series C                                                            5,477                11


HOTELS, RESTAURANTS & LEISURE  -  1.97%
Starbucks Corp. (1)                                                                           3,875,000            78,973
Carnival Corp.                                                                                1,735,000            43,288


AEROSPACE & DEFENSE  -  1.95%
Lockheed Martin Corp.                                                                         1,120,000            64,680
Northrop Grumman Corp.                                                                          320,000            31,040
Bombardier Inc., Class B (Canada)                                                             4,000,000            13,490
General Dynamics Corp.                                                                          150,000            11,905


SPECIALTY RETAIL  -  1.88%
Lowe's Companies, Inc.                                                                        1,290,000            48,375
Michaels Stores, Inc. (1)                                                                     1,300,000            40,690
Limited Brands, Inc.                                                                          1,400,000            19,502
United Rentals, Inc. (1)                                                                        750,000             8,070


INDUSTRIAL CONGLOMERATES  -  1.82%
Tyco International Ltd.                                                                       3,975,000            67,893
General Electric Co.                                                                          1,840,000            44,804


TOBACCO  -  1.72%
Philip Morris Companies Inc.                                                                  2,630,000           106,594


AIRLINES  -  1.68%
Southwest Airlines Co.                                                                        7,447,443           103,519
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                         22,800               893


AIR FREIGHT & LOGISTICS  -  1.54%
FedEx Corp.                                                                                   1,400,000            75,908
United Parcel Service, Inc., Class B                                                            311,200            19,630


BEVERAGES  -  1.53%
Anheuser-Busch Companies, Inc.                                                                  650,000            31,460
Coca-Cola Co.                                                                                   537,000            23,531
Adolph Coors Co., Class B                                                                       370,000            22,663
PepsiCo, Inc.                                                                                   400,000            16,888


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.47%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                         1,820,000            58,204
AT&T Corp.                                                                                    1,005,000            26,240
KT Corp. (ADR) (South Korea)                                                                    300,000             6,465
NTL Inc. (1)                                                                                  5,000,000                80


COMMUNICATIONS EQUIPMENT  -  1.38%
Cisco Systems, Inc. (1)                                                                       3,433,000            44,972
Nokia Corp. (ADR) (Finland)                                                                   1,600,000            24,800
Motorola, Inc.                                                                                1,035,000             8,953
3Com Corp. (1)                                                                                1,455,000             6,737
Juniper Networks, Inc. (1)                                                                       25,200               171


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.97%
Solectron Corp. (1)                                                                           4,384,000            15,563
Sanmina-SCI Corp. (1)                                                                         2,905,710            13,047
Flextronics International Ltd. (Singapore) (1)                                                1,500,000            12,285
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                 2,300,000             7,977
Jabil Circuit, Inc. (1)                                                                         400,000             7,168
Celestica Inc. (Canada) (1)                                                                     300,000             4,230


INTERNET SOFTWARE & SERVICES  -  0.96%
Yahoo! Inc. (1)                                                                               2,800,000            45,780
VeriSign, Inc. (1)                                                                            1,467,600            11,770
Homestore, Inc. (1)                                                                           2,400,000             2,040


ENERGY EQUIPMENT & SERVICES  -  0.93%
Baker Hughes Inc.                                                                               800,000            25,752
Schlumberger Ltd.                                                                               300,000            12,627
Nabors Industries Ltd. (1)                                                                      350,000            12,345
Patterson-UTI Energy, Inc. (1)                                                                  220,000             6,637


BIOTECHNOLOGY  -  0.90%
Genentech, Inc. (1)                                                                           1,500,000            49,740
Biogen, Inc. (1)                                                                                142,900             5,725


MULTI-UTILITIES & UNREGULATED POWER  -  0.67%
El Paso Corp.                                                                                 3,000,000            20,880
Questar Corp.                                                                                   750,000            20,865


HOUSEHOLD DURABLES  -  0.44%
Sony Corp. (Japan)                                                                              650,000            27,152


CONTAINERS & PACKAGING  -  0.42%
Sealed Air Corp. (1)                                                                            700,000            26,110


FOOD & DRUG RETAILING  -  0.40%
Walgreen Co.                                                                                    650,000            18,974
Whole Foods Market, Inc. (1)                                                                    110,000             5,800


FOOD PRODUCTS  -  0.40%
Unilever NV New York registered (Netherlands)                                                   300,000            18,513
Archer Daniels Midland Co.                                                                      484,600             6,009


CHEMICALS  -  0.37%
Valspar Corp.                                                                                   466,100            20,592
Syngenta AG (Switzerland)                                                                        43,491             2,521


MACHINERY  -  0.34%
Deere & Co.                                                                                     250,000            11,463
Illinois Tool Works Inc.                                                                        150,000             9,729


HEALTH CARE PROVIDERS & SERVICES  -  0.29%
Express Scripts, Inc. (1)                                                                       200,000             9,608
Lincare Holdings Inc. (1)                                                                       270,000             8,537


COMPUTERS & PERIPHERALS  -  0.28%
Dell Computer Corp. (1)                                                                         277,300             7,415
Hewlett-Packard Co.                                                                             284,625             4,941
Sun Microsystems, Inc. (1)                                                                    1,500,000             4,665


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.27%
Applera Corp. - Applied Biosystems Group                                                        965,600            16,937


BANKS  -  0.17%
Bank of New York Co., Inc.                                                                      450,000            10,782


Miscellaneous  -  2.38%
Other equity securities in initial period of acquisition                                                          148,249
Total equity securities (cost: $5,852,972,000)                                                                  5,593,433



                                                                                              Principal            Market
                                                                                                 amount             value
Bonds & notes                                                                                      (000)             (000)

MEDIA  -  0.03%
AOL Time Warner Inc. 5.625% 2005                                                                 $1,960             2,006
Total bonds and notes (cost: $1,849,000)                                                                            2,006



                                                                                              Principal            Market
                                                                                                 amount             value
Short-term securities                                                                              (000)             (000)

Corporate short-term notes  -  8.05%
Corporate Asset Funding Co. Inc. 1.31%-1.55% due 1/7-2/7/03 (3)                                  67,400            67,343
Receivables Capital Corp. 1.32%-1.35% due 1/9-2/7/03 (3)                                         50,000            49,956
Pfizer Inc 1.28%-1.31% due 1/29-2/19/03 (3)                                                      37,000            36,956
Schering Corp. 1.29% due 1/9-2/3/03                                                              36,400            36,378
BellSouth Corp. 1.30%-1.31% due 1/6-2/7/03 (3)                                                   32,000            31,985
Harvard University 1.52%-1.61% due 1/13-1/16/03                                                  30,600            30,582
Abbott Laboratories Inc. 1.29%-1.31% due 1/28-2/18/03 (3)                                        29,700            29,665
Harley-Davidson Funding Corp. 1.28%-1.31% due 1/17-2/10/03 (3)                                   26,500            26,470
Medtronic Inc. 1.57% due 1/17/03 (3)                                                             25,300            25,281
Triple-A One Funding Corp. 1.35% due 1/14/03 (3)                                                 25,000            24,987
Wells Fargo & Co. 1.31%-1.32% due 1/15/03                                                        25,000            24,986
Kraft Foods Inc. 1.30% due 1/28-2/4/03                                                           24,769            24,739
General Electric Capital Corp. 1.25% due 1/2/03                                                  24,000            23,998
Golden Peanut Co., LLC 1.32%-1.58% due 1/8-3/19/03                                               20,100            20,080
Scripps (E.W.) Co. 1.30%-1.50% due 1/15-2/12/03 (3)                                              20,000            19,975
General Dynamics Corp. 1.31% due 1/14/03 (3)                                                     15,000            14,992
Yale University 1.30% due 2/18/03                                                                11,000            10,981


Federal agency discount notes  -  1.69%
Federal Home Loan Bank 1.25%-1.65% due 1/10-1/24/03                                              40,926            40,895
Freddie Mac 1.28%-1.69% due 1/16-3/13/03                                                         35,100            35,023
Fannie Mae 1.28%-1.69% due 1/8-2/6/03                                                            28,972            28,949
Total short-term securities (cost: $604,219,000)                                                                  604,221
Total investment securities (cost: $6,459,040,000)                                                              6,199,660
New Taiwanese Dollar (cost: $2,919,000)                                                      NT$ 97,521             2,818
Other assets less liabilities                                                                                       1,440
Net assets                                                                                                     $6,203,918

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

INTERNATIONAL FUND
Investment portfolio, December 31, 2002



                                                                                                                   Market
                                                                                                                    value
Stockss (common & preferred)                                                                         Shares          (000)

Oil & gas  -  9.92%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            2,422,400        36,191
"Shell" Transport and Trading Co., PLC (United Kingdom)                                           2,840,000        18,700
"Shell" Transport and Trading Co., PLC (ADR)                                                        410,000        15,957
Norsk Hydro AS (Norway)                                                                             640,000        28,694
Norsk Hydro AS (ADR)                                                                                100,000         4,441
ENI SpA (Italy)                                                                                   1,650,000        26,235
Husky Energy Inc. (Canada)                                                                        2,250,000        23,491
Petro-Canada (Canada)                                                                               740,000        22,944
Nexen Inc. (Canada)                                                                                 420,655         9,133


Pharmaceuticals  -  8.40%
Shionogi & Co., Ltd. (Japan)                                                                      2,712,000        38,325
AstraZeneca PLC (United Kingdom)                                                                  1,027,500        36,386
Sanofi-Synthelabo (France)                                                                          440,000        26,899
Aventis SA (France)                                                                                 282,000        15,331
UCB NV (Belgium)                                                                                    483,894        15,235
Novo Nordisk A/S, Class B (Denmark)                                                                 491,500        14,216
H. Lundbeck A/S (Denmark)                                                                           390,253        10,377
Elan Corp., PLC (ADR) (Ireland) (1)                                                                 200,000           492


Food products  -  7.39%
Nestle SA (Switzerland)                                                                             231,520        49,117
Koninklijke Numico NV, Class C (Netherlands)                                                      2,234,475        28,141
Unilever NV (Netherlands)                                                                           255,000        15,669
Unilever NV New York registered                                                                     150,000         9,256
Groupe Danone (France)                                                                              128,700        17,316
Unilever PLC (United Kingdom)                                                                     1,200,000        11,417
Yakult Honsha Co., Ltd. (Japan)                                                                     659,000         7,504


Diversified telecommunication services  -  6.63%
Telekom Austria AG (Austria) (1)                                                                  6,215,000        62,943
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                               749,000        23,953
Koninklijke PTT Nederland NV (Netherlands) (1)                                                    1,622,300        10,556
Hellenic Telecommunications Organization SA (Greece)                                                950,000        10,469
BCE Inc. (Canada)                                                                                   340,300         6,148
Swisscom AG (Switzerland)                                                                            20,000         5,800
Deutsche Telekom AG (Germany)                                                                       175,200         2,247
Philippine Long Distance Telephone Co. (Philippines) (1)                                            205,000         1,037
Philippine Long Distance Telephone Co. (ADR) (Philippines) (1)                                      154,000           775
Telewest Communications PLC (United Kingdom) (1)                                                  8,500,000           274
Bayan Telecommunications Holdings Corp., Class A (Philippines)  (1) (2) (3)                          43,010
Bayan Telecommunications Holdings Corp., Class B (Philippines) (1) (2) (3)                           14,199


Beverages  -  5.80%
Heineken NV (Netherlands)                                                                           960,000        37,480
Orkla AS (Norway)                                                                                 1,941,342        33,078
Southcorp Ltd. (Australia)                                                                        6,861,165        17,655
Molson Inc., Class A (Canada)                                                                       520,000        11,026
Foster's Group Ltd. (Australia)                                                                   3,716,499         9,356


Electronic equipment & instruments  -  5.80%
Samsung SDI Co., Ltd. (South Korea)                                                                 465,920        26,915
Murata Manufacturing Co., Ltd. (Japan)                                                              385,000        15,077
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                   410,000        15,040
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                     4,306,980        14,937
Hirose Electric Co., Ltd. (Japan)                                                                   171,000        13,047
Hoya Corp. (Japan)                                                                                  175,000        12,247
Orbotech Ltd. (Israel) (1)                                                                          550,000         7,567
EPCOS AG (Germany) (1)                                                                              362,400         3,754


Banks  -  4.93%
Allied Irish Banks, PLC (Ireland)                                                                 2,140,803        28,893
Bank of Nova Scotia (Canada)                                                                        315,000        10,515
Svenska Handelsbanken Group, Class A (Sweden)                                                       765,000        10,227
Lloyds TSB Group PLC (United Kingdom)                                                             1,340,000         9,621
HSBC Holdings PLC (United Kingdom)                                                                  740,000         8,178
Kookmin Bank (South Korea)                                                                          190,000         6,730
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                       360,000         3,942
Westpac Banking Corp. (Australia)                                                                   501,900         3,860
Sumitomo Mitsui Financial Group, Inc. (Japan) (1)                                                     1,010         3,156
Hang Seng Bank Ltd. (Hong Kong)                                                                     264,000         2,810
Mizuho Holdings, Inc. (Japan)                                                                         2,200         2,057
Societe Generale (France)                                                                            34,500         2,010
DBS Group Holdings Ltd. (Singapore)                                                                  34,000           216


Semiconductor equipment & products  -  4.59%
Rohm Co., Ltd. (Japan)                                                                              279,400        35,554
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                         18,286,892        22,515
Samsung Electronics Co., Ltd. (South Korea)                                                          65,000        17,212
Tokyo Electron Ltd. (Japan)                                                                         115,800         5,237
ASML Holding NV (Netherlands) (1)                                                                   500,000         4,177
Dialog Semiconductor PLC (Germany) (1)                                                            1,369,108         1,308


Media  -  4.40%
Mediaset SpA (Italy)                                                                              4,100,000        31,240
News Corp. Ltd. (ADR) (Australia)                                                                   362,000         9,503
News Corp. Ltd., preferred (Australia)                                                              204,605         1,093
News Corp. Ltd. (Australia)                                                                         100,000           642
Vivendi Universal (France)                                                                          650,000        10,499
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                          360,000        10,055
Nippon Television Network Corp. (Japan)                                                              42,000         6,261
Granada PLC (United Kingdom)                                                                      4,000,000         5,136
Pearson PLC (United Kingdom)                                                                        500,000         4,624
SET Satellite (Singapore) Pte. Ltd. (India)  (1) (2) (3)                                            800,276         2,086
SET India Ltd. (India)  (1) (2) (3)                                                                  32,200         1,073
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                    1,936,000           122
KirchMedia GmbH & Co. KGaA, nonvoting (Germany)  (1) (2) (3)                                        675,511
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                         239,788


Wireless telecommunication services  -  4.03%
Vodafone Libertel NV (Netherlands) (1)                                                            2,819,900        30,128
Vodafone Group PLC (United Kingdom)                                                               8,500,000        15,497
KDDI Corp. (Japan)                                                                                    2,750         8,917
NTT DoCoMo, Inc. (Japan)                                                                              3,900         7,193
America Movil SA de CV, Series L (ADR) (Mexico)                                                     480,000         6,893
China Unicom Ltd. (China) (1)                                                                     7,478,200         5,082
Egyptian Co. for Mobile Services  S.A.E. (Egypt)                                                    260,000         1,741


Metals & mining  -  3.68%
Cia. Vale do Rio Doce (ADR) (Brazil)                                                                448,500        12,966
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                                298,000         8,229
Alumina Ltd. (Australia)                                                                          4,777,223        13,095
BHP Billiton PLC (United Kingdom)                                                                 2,387,852        12,753
WMC Resources Ltd (Australia) (1)                                                                 4,777,223        11,277
Xstrata PLC (United Kingdom) (1)                                                                    683,400         7,140
Corus Group PLC (United Kingdom) (1)                                                              8,110,500         3,558


Specialty retail -  3.26%
Fast Retailing Co., Ltd. (Japan)                                                                    629,800        22,171
INDITEX SA (Spain) (1)                                                                              859,977        20,316
Dixons Group PLC (United Kingdom)                                                                 7,192,341        16,789
Kingfisher PLC (United Kingdom)                                                                     484,752         1,736


Automobiles  -  2.62%
Honda Motor Co., Ltd. (Japan)                                                                       711,000        26,287
Suzuki Motor Corp. (Japan)                                                                        1,700,000        18,469
Renault SA (France)                                                                                  90,000         4,230


Diversified financials  -  2.06%
Housing Development Finance Corp. Ltd.  (India) (2)                                               1,866,000        13,960
ING Groep NV (Netherlands)                                                                          780,000        13,212
Groupe Bruxelles Lambert SA (Belgium)                                                               280,000        11,463


Chemicals  -  1.64%
L'Air Liquide (France)                                                                              120,000        15,831
Nitto Denko Corp. (Japan)                                                                           521,100        14,833


Paper & forest products  -  1.62%
UPM-Kymmene Corp. (Finland)                                                                         945,000        30,348


Insurance  -  1.50%
AEGON NV (Netherlands)                                                                              950,000        12,224
Allianz AG (Germany)                                                                                110,500        10,449
Munchener Ruckversicherungs-Gesellschaft AG(Germany)                                                 45,000         5,379


Food & drug retailing  -  1.33%
Koninklijke Ahold NV (Netherlands)                                                                1,180,000        14,985
Woolworths Ltd. (Australia)                                                                       1,168,600         7,452
Loblaw Companies Ltd. (Canada)                                                                       75,000         2,544


Airlines  -  1.33%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                            260,000        10,182
Ryanair Holdings PLC (1)                                                                            346,200         2,453
British Airways PLC (United Kingdom) (1)                                                          2,846,900         6,187
Deutsche Lufthansa AG (Germany) (1)                                                                 640,000         6,052


Textiles, apparel & luxury goods  -  1.05%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                        1,050,000        19,615


Electric utilities  -  1.00%
Scottish Power PLC (United Kingdom)                                                               3,165,184        18,472
Manila Electric Co., Class A (GDR) (Philippines)  (1) (2) (3)                                       272,000           152
Manila Electric Co., Class A, share purchase right, expire 2003 (Philippines) (1) (3)                95,300            13
Manila Electric Co., Class A share purchase right, expire 2003 (Philippines) (1) (3)                 39,600             5


Construction materials  -  0.85%
Holcim Ltd. (Switzerland)                                                                            50,000         9,087
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                          312,948         6,732
Cemex, SA de CV, warrants, expire 2004 (Mexico) (1)                                                  92,038           170


Auto components  -  0.79%
Denso Corp. (Japan)                                                                                 900,000        14,757


Distributors  -  0.76%
Li & Fung Ltd. (Hong Kong)                                                                       14,980,000        14,215


Multiline retail  -  0.63%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                                                   6,080,000        11,826


Health care providers & services  -  0.62%
Fresenius Medical Care AG, preferred (Germany)                                                      380,000        11,565


Software  -  0.61%
SAP AG (Germany)                                                                                    145,000        11,368


Household products  -  0.57%
Uni-Charm Corp. (Japan)                                                                             173,800         6,894
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                              1,600,000         3,703


Office electronics  -  0.56%
Canon, Inc. (Japan)                                                                                 280,000        10,541


Machinery  -  0.53%
Metso Oyj (Finland)                                                                                 830,000         8,972
Volvo AB, Class B (Sweden)                                                                           51,900           849


Commercial services & supplies  -  0.50%
Brambles Industries Ltd. (Australia)                                                              2,000,000         5,258
Hays PLC (United Kingdom)                                                                         1,500,000         2,240
Securitas AB, Class B (Sweden)                                                                      155,000         1,858


Household durables  -  0.46%
Sony Corp. (Japan)                                                                                  200,000         8,354
Nintendo Co., Ltd. (Japan)                                                                            2,800           262


Biotechnology  -  0.43%
Serono SA, Class B (Switzerland)                                                                     15,000         8,048


Computers & peripherals  -  0.42%
Quanta Computer Inc. (Taiwan)                                                                     3,707,650         6,108
Opticom ASA (Norway) (1)                                                                            194,000         1,695


Electrical equipment  -  0.38%
Johnson Electric Holdings Ltd. (Hong Kong)                                                        6,461,500         7,084


Other industries  -  0.86%
Siemens AG (Germany)                                                                                105,000         4,463
Nokia Corp., Class A (Finland)                                                                      250,000         3,975
Zhejiang Expressway Co. Ltd., Class H (China)                                                     8,654,000         3,329
Bombardier Inc., Class B (Canada)                                                                   800,000         2,698
Lumenis Ltd. (Israel) (1)                                                                           818,140         1,636

Total stocks (cost: $1,978,663,000)                                                                             1,721,365






                                                                                                  Principal        Market
                                                                                                     amount         value
Convertible debentures                                                                                 (000)         (000)

Diversified telecommunications services  -  0.06%
COLT Telecom Group PLC 2.00%  2006                                                           Euro     2,400         1,133
   (United Kingdom)

Total convertible debentures (cost: $3,893,000)                                                                     1,133

Miscellaneous  -  0.30%
Other equity securities in initial period of acquisition                                                            5,612

Total equity securities (cost: $1,982,556,000)                                                                  1,728,110

                                                                                                                   Market
                                                                                                                    value
Bonds & Notes                                                                                                        (000)

Capital goods  -  0.03%
Elektrim Finance BV 2.00% 2005 (Poland) (3)                                                  Euro        937          590

Total bonds & notes (cost: $579,000)                                                                                  590

                                                                                                                   Market
                                                                                                                    value
Short-term securities                                                                                                (000)

Corporate short-term notes  -  7.67%
Danske Corp. Inc. 1.31%-1.32% due 2/10-2/19/03                                                      $21,500       $21,463
UBS Finance (Delaware) Inc. 1.20% due 1/2/03                                                         24,100        24,099
Stadshypotek AB 1.35% due 1/22/03 (2)                                                                20,000        19,984
HBOS Treasury Services PLC 1.35% due 1/23/03                                                         20,000        19,983
Harley-Davidson Funding Corp. 1.31%-1.32% due 1/10-1/16/03 (2)                                       18,000        17,991
Rio Tinto America Inc. 1.36% due 1/7/03 (2)                                                          15,000        14,996
Bank of Ireland 1.32% due 2/19/03 (2)                                                                15,000        14,972
Asset Securitization Cooperative Corp. 1.33% due 1/6/03 (2)                                          10,000         9,998
Total short-term securities (cost: $143,559,000)                                                                  143,486
Total investment securities (cost: $2,126,694,000)                                                              1,872,186
New Taiwanese Dollar (cost: $1,535,000)                                                           NT$53,098         1,535
Other assets less liabilities                                                                                    $ (1,745)

Net assets                                                                                                     $1,871,976

(1) Security did not product income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

NEW WORLD FUND
Investment portfolio as of December 31, 2002



                                                                                                                          Market
                                                                                                 Shares                    value
Stocks (common & preferred)                                                                                                 (000)

Beverages  -  8.78%
Coca-Cola Co. (USA)                                                                             100,500         $          4,404
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                              65,500                    2,385
Orkla AS (Norway)                                                                                86,142                    1,468
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                        94,000                    1,463
Anheuser-Busch Companies, Inc. (USA)                                                             30,000                    1,452
PepsiCo, Inc. (USA)                                                                              33,900                    1,431
Heineken NV (Netherlands)                                                                        35,000                    1,366


Banks  -  7.67%
State Bank of India                                                                             277,000                    1,635
Bank Zachodni WBK SA (Poland)                                                                    81,395                    1,495
Shinhan Financial Group Co., Ltd. (South Korea)                                                 138,230                    1,445
Allied Irish Banks, PLC (Ireland)                                                               101,675                    1,372
OTP Bank Rt. (Hungary)                                                                          109,000                    1,073
ICICI Bank Ltd. (India)                                                                         342,193                    1,004
ICICI Bank Ltd. (ADR)                                                                             8,000                       52
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                    90,400                      990
HSBC Holdings PLC (United Kingdom)                                                               79,000                      864
United Overseas Bank Ltd. (Singapore)                                                           100,000                      681
Korea Exchange Bank (South Korea) (1)                                                           190,000                      610
Australia and New Zealand Banking Group Ltd. (Australia)                                         55,000                      534
Bank of the Philippine Islands (Philippines)                                                    537,180                      337
Kookmin Bank (South Korea)                                                                        3,000                      106


Food products  -  5.24%
Nestle India Ltd. (India)                                                                       171,550                    1,874
Unilever PLC (United Kingdom)                                                                   170,000                    1,617
Nestle SA (Switzerland)                                                                           6,655                    1,412
Unilever NV (Netherlands)                                                                        20,000                    1,229
Sara Lee Corp. (USA)                                                                             53,000                    1,193
Groupe Danone (France)                                                                            7,491                    1,008


Metals & mining  -  5.10%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                             76,000                    2,099
Cia. Vale do Rio Doce (ADR)                                                                      21,900                      633
Phelps Dodge Corp. (USA) (1)                                                                     47,000                    1,488
POSCO (South Korea)                                                                              13,420                    1,335
Xstrata PLC (United Kingdom) (1)                                                                 82,000                      857
BHP Billiton PLC (United Kingdom)                                                               142,664                      762
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1)                                           31,000                      520
Anglo American PLC (United Kingdom)                                                              28,688                      424


Diversified telecommunication services  -  4.42%
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                            184,100                    1,766
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                            45,000                    1,439
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Class B (Indonesia)          3,020,000                    1,301
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                            40,000                      712
KT Corp. (ADR) (South Korea)                                                                     30,000                      646
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina) (1)                         268,600                      604
Bharti Tele-Ventures Ltd. (India) (1)                                                           790,000                      376
Portugal Telecom, SA (Portugal)                                                                  21,800                      150
Hellenic Telecommunications Organization SA (Greece)                                              2,800                       31


Pharmaceuticals  -  3.99%
Dr. Reddy's Laboratories Ltd. (India)                                                            84,000                    1,576
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                               32,000                    1,236
PLIVA DD (GDR) (Croatia)                                                                         80,000                    1,136
AstraZeneca PLC (United Kingdom)                                                                 31,800                    1,121
Aventis (France)                                                                                 18,000                      979
Pfizer Inc (USA)                                                                                  9,700                      297


Electronic equipment & instruments  -  3.81%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                   539,925                    1,873
Samsung SDI Co., Ltd. (South Korea)                                                              20,000                    1,155
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                26,000                      954
Venture Corp. Ltd. (Singapore)                                                                  101,000                      810
Orbotech Ltd. (Israel) (1)                                                                       50,000                      688
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                    800,000                      585


Oil & gas  -  3.55%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                          115,000                    1,718
LUKoil Holding (ADR) (Russia)                                                                    21,400                    1,301
Nexen Inc. (Canada)                                                                              31,043                      674
Sasol Ltd. (South Africa)                                                                        50,000                      614
Noble Energy, Inc. (USA)                                                                         15,000                      563
PTT Exploration and Production PCL (Thailand)                                                   118,100                      389
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                    10,000                      389


Wireless telecommunication services  -  3.29%
China Unicom Ltd. (China) (1)                                                                 2,178,000                    1,480
China Mobile (Hong Kong) Ltd. (China) (1)                                                       450,000                    1,070
GLOBE TELECOM, Inc. (Philippines) (1)                                                           107,529                      901
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                      50,000                      765
America Movil SA de CV, Series L (ADR) (Mexico)                                                  30,500                      438
COSMOTE Mobile Telecommunications SA (Greece)                                                    37,500                      369
Maxis Communications Bhd. (Malaysia) (1)                                                        149,000                      212


Automobiles  -  2.55%
Suzuki Motor Corp. (Japan)                                                                      193,000                    2,097
Honda Motor Co., Ltd. (Japan)                                                                    53,000                    1,959


Construction materials  -  2.42%
Associated Cement Companies Ltd. (India)                                                        470,000                    1,620
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                            645,000                    1,104
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                       28,686                      617
Holcim Ltd. (Switzerland)                                                                         2,800                      509


Media  -  2.26%
Independent News & Media PLC (Ireland)                                                        1,107,924                    1,802
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                       39,500                    1,103
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                2,250,000                      685
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                   39,000                        2


Personal products  -  2.23%
Avon Products, Inc. (USA)                                                                        65,800                    3,545



Paper & forest products  -  1.98%
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                   130,000                    2,137
Sappi Ltd. (South Africa)                                                                        76,000                    1,018


Diversified financials  -  1.71%
Housing Development Finance Corp. Ltd. (India)                                                  303,100                    2,268
Housing Development Finance Corp. Ltd.  (2)                                                      28,000                      209
First Pacific Co. Ltd. (Hong Kong) (1)                                                        2,772,432                      249


Commercial services & supplies  -  1.51%
Sylvan Learning Systems, Inc. (USA) (1)                                                         120,000                    1,968
Sabre Holdings Corp., Class A (USA) (1)                                                          24,155                      437


Semiconductor equipment & products  -  1.45%
Samsung Electronics Co., Ltd. (South Korea)                                                       8,320                    2,203
ASM Pacific Technology Ltd. (Hong Kong)                                                          55,500                      107


Electric utilities  -  0.91%
Huaneng Power International, Inc., Class H (China)                                            1,800,000                    1,443


Multiline retail  -  0.89%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                             62,000                    1,410


Household products  -  0.89%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                            609,000                    1,409


Food & drug retailing  -  0.85%
Migros Turk TA? (Turkey)                                                                    154,200,000                    1,351


Aerospace & defense  -  0.79%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR) (Brazil)              78,805                    1,253


Gas utilities  -  0.72%
Gas Natural SDG, SA (Spain)                                                                      60,000                    1,138


Multi-utilities & unregulated power  -  0.46%
AES Corp. (USA) (1)                                                                             245,000                      740


Electrical equipment  -  0.46%
Johnson Electric Holdings Ltd. (Hong Kong)                                                      667,000                      731


Real estate  -  0.45%
SM Prime Holdings, Inc. (Philippines)                                                         8,110,000                      722


Chemicals  -  0.44%
Hyosung Corp. (South Korea)                                                                      62,400                      679
Asian Paints (India) Ltd. (India)                                                                 2,350                       16


Distributors  -  0.39%
Li & Fung Ltd. (Hong Kong)                                                                      660,000                      626


Building products  -  0.38%
Asahi Glass Co., Ltd. (Japan)                                                                   100,000                      612


IT consulting & services  -  0.38%
Infosys Technologies Ltd. (India)                                                                 6,000                      598


Industrial conglomerates  -  0.29%
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                   874,309                      465


Household durables  -  0.29%
Sony Corp. (Japan)                                                                               11,000                      459


Construction & engineering  -  0.26%
Daelim Industrial Co., Ltd. (South Korea)                                                        35,000                      421


Other industries -  0.41%
Lumenis Ltd. (Israel) (1)                                                                        13,000                       26
China Oilfield Services Ltd. (China) (1)                                                        274,300                       67
AsiaInfo Holdings, Inc. (China) (1)                                                              38,000                      241
Quanta Computer Inc. (Taiwan)                                                                   194,000                      320




Total stocks (cost: $125,705,000)                                                                                        113,302

                                                                                              Principal                   Market
                                                                                                 amount                    value
Convertible debentures                                                                             (000)                    (000)

Semiconductor equipment & Products  -  0.72%
Amkor Technology, Inc. 5.75% convertible notes 2006                                              $2,050                    1,148


Aerospace & defense  -  0.16%
Banco Nacional de Desenvolvimento Economico e Social 6.50% convertible debentures 2006 (2)          300                      249

Total convertible debentures (cost: $1,359,000)                                                                            1,397

Miscellaneous  -  0.01%
Other equity securities in initial period of acquisition                                                                      11


Total equity securities (cost: $127,064,000)                                                                             114,710



                                                                                                                          Market
                                                                                                                           value
Bonds & notes                                                                                                               (000)

Wireless telecommunication services  -  0.53%
Cellco Finance NV 12.75% 2005                                                                       350                      359
GLOBE TELECOM, Inc. 13.00% 2009                                                                     247                      290
PTC International Finance BV 0%/10.75% 2007 (6)                                                     189                      197


Electrical equipment  -  0.08%
Elektrim Finance BV 2.00% 2005 (7)                                                                  220                      139


Oil & gas  -  0.04%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (8)                                             100                       64


Non-U.S. government obligations  -  8.78%
Russian Federation:
  5.00% 2030 (2)  (3)                                                                             2,906                    2,310
  5.00% 2030 (3)                                                                                  1,000                      795
  8.25% 2010 (2)                                                                                    366                      388
  8.25% 2010                                                                                        250                      265
United Mexican States Government Eurobonds, Global:
  10.375% 2009                                                                                      750                      925
  9.875% 2007                                                                                       750                      897
  11.375% 2016                                                                                      623                      836
  8.625% 2008                                                                                       375                      432
  8.30% 2031                                                                                        365                      386
  9.875% 2010                                                                                       125                      154
Panama (Republic of):
  9.375% 2029                                                                                       835                      898
  9.375% 2023                                                                                       392                      405
  Interest Reduction Bond 5.00% 2014 (3)                                                            428                      381
Brazil (Federal Republic of):
  10.125% 2027                                                                                    1,175                      708
  14.50% 2009                                                                                       450                      375
  2.625% 2009 (3)                                                                                   379                      252
  Bearer 8.00% 2014 (4)                                                                             308                      204
Turkey (Republic of) 11.875% 2030                                                                 1,225                    1,289
Philippines (Republic of) 10.625% 2025                                                              650                      671
Croatian Government:
  Series A, 2.688% 2010 (3)                                                                         484                      482
  Series B, 2.688% 2006 (3)                                                                          50                       49
Argentina (Republic of):
  12.25% 2018 (4)  (5)                                                                            1,050                      215
  7.00%/15.50% 2008 (5)  (6)                                                                        389                       88
  12.00% 2031  (4)  (5)                                                                             305                       63
Poland (Republic of), Past Due Interest Bond, Bearer 7.00% 2014 (3)                                 324                      331
Venezuela (Republic of) 9.25% 2027                                                                  200                      136
Colombia (Republic of) 10.75% 2013                                                                   25                       26




Total bonds & notes (cost: $13,982,000)                                                                                   15,010





                                                                                              Principal                   Market
                                                                                                 amount                    value
Short-term securities                                                                              (000)                    (000)

Corporate short-term notes  -  14.26%
Rio Tinto America 1.33% due 1/10/03 (2)                                                           3,200                    3,199
Gaz de France 1.33% due 2/6/03                                                                    3,000                    2,996
Dexia Delaware LLC 1.32% due 2/13/03                                                              2,800                    2,796
UBS Finance (Delaware) LLC 1.20% due 1/2/03                                                       2,600                    2,600
BMW U.S. Capital Corp. 1.32% due 1/27/03                                                          2,200                    2,198
ChevronTexaco Corp. 1.32% due 1/6/03                                                              2,000                    2,000
ABN AMRO North America Finance Inc. 1.30% due 1/21/03                                             2,000                    1,998
HBOS Treasury Services PLC 1.32% due 1/21/03                                                      2,000                    1,998
Toyota Motor Credit Corp. 1.32% due 1/29/03 (2)                                                   1,500                    1,498
Danske Corp. 1.30% due 2/18/03                                                                    1,400                    1,398


Federal agency discount notes  -  3.39%
Freddie Mac 1.27%-1.28% due 1/14-2/12/03                                                          5,400                    5,395


Total short-term securities (cost: $28,076,000)                                                                           28,076

Total investment securities (cost: $169,122,000)                                                                         157,796

New Taiwanese Dollar (cost:  $54,000)                                                          NT$1,812                       52

Other assets less liabilities                                                                                              1,245

Net assets                                                                                                              $159,093

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making interest payments;
    bankruptcy proceedings pending.
(6) Step bond; coupon rate will increase at a later date.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through security backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturity
    is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

BLUE CHIP INCOME AND GROWTH FUND
Investment portfolio as of December 31, 2002

                                                                                                           Market
                                                                                                           value
Equity securities (common & preferred stocks)                                              Shares          (000)


Diversified financials  -  13.15%
J.P. Morgan Chase & Co.                                                                       725,000          $17,400
Household International, Inc.                                                                 550,000           15,296
Fannie Mae                                                                                    155,000            9,971
Freddie Mac                                                                                   140,000            8,267
Capital One Financial Corp.                                                                   270,000            8,024
SLM Corp.                                                                                      40,000            4,154

Pharmaceuticals  -  9.41%
Eli Lilly and Co.                                                                             222,400           14,122
Pfizer Inc                                                                                    380,000           11,617
AstraZeneca PLC (ADR) (United Kingdom)                                                        150,000            5,264
Merck & Co., Inc.                                                                              90,000            5,095
Schering-Plough Corp.                                                                         210,000            4,662
Bristol-Myers Squibb Co.                                                                      190,000            4,398

Computers & peripherals  -  5.85%
International Business Machines Corp.                                                         160,000           12,400
Hewlett-Packard Co.                                                                           550,000            9,548
EMC Corp.  (1)                                                                              1,000,000            6,140

Diversified telecommunication services  -  5.70%
AT&T Corp.                                                                                    355,000            9,269
Sprint Corp. - FON Group (formerly Sprint FON Group)                                          600,000            8,688
Verizon Communications Inc.                                                                   180,000            6,975
SBC Communications Inc.                                                                        90,000            2,440

Oil & gas  -  5.20%
ChevronTexaco Corp.                                                                           154,000           10,238
Unocal Corp.                                                                                  160,000            4,893
Marathon Oil Corp.                                                                            225,600            4,803
Royal Dutch Petroleum Co., New York registered (Netherlands)                                   70,000            3,081
ConocoPhillips                                                                                 40,000            1,936

Specialty retail  -  4.58%
Lowe's Companies, Inc.                                                                        300,000           11,250
TJX Companies, Inc.                                                                           225,000            4,392
Gap, Inc.                                                                                     230,000            3,570
Limited Brands, Inc.                                                                          200,000            2,786

Food products  -  4.11%
H.J. Heinz Co.                                                                                375,000           12,326
Unilever NV, New York registered (Netherlands)                                                120,000            7,405

Electric utilities  -  3.60%
FPL Group, Inc.                                                                               129,600            7,793
Xcel Energy Inc.                                                                              500,000            5,500
TXU Corp.                                                                                     166,700            3,114
FirstEnergy Corp.                                                                              25,901              854

Industrial conglomerates  -  3.55%
General Electric Co.                                                                          700,000           17,045

Chemicals  -  2.97%
Dow Chemical Co.                                                                              365,000           10,840
Air Products and Chemicals, Inc.                                                               80,000            3,420

Multiline retail  -  2.78%
Target Corp.                                                                                  445,000           13,350

Hotels, restaurants & leisure  -  2.62%
McDonald's Corp.                                                                              550,000            8,844
Carnival Corp.                                                                                150,000            3,743

Multi-utilities & unregulated power  -  2.61%
Duke Energy Corp.                                                                             640,000           12,506

Banks  -  2.48%
Wells Fargo & Co.                                                                             119,300            5,592
FleetBoston Financial Corp.                                                                   160,000            3,888
Bank of New York Co., Inc.                                                                    100,000            2,396

Health care providers & services  -  2.45%
IMS Health Inc.                                                                               513,800            8,221
Cardinal Health, Inc.                                                                          60,000            3,551

Commercial services & supplies  -  2.38%
Pitney Bowes Inc.                                                                             200,000            6,532
Automatic Data Processing, Inc.                                                               125,000            4,906

Food & drug retailing  -  2.18%
Albertson's, Inc.                                                                             470,000           10,462

Media  -  2.03%
Interpublic Group of Companies, Inc.                                                          435,000            6,125
AOL Time Warner Inc.  (1)                                                                     275,000            3,602

Insurance  -  2.00%
American International Group, Inc.                                                            100,000            5,785
Jefferson-Pilot Corp.                                                                         100,000            3,811

IT consulting & services  -  1.73%
Electronic Data Systems Corp.                                                                 450,000            8,293

Semiconductor equipment & products  -  1.57%
Texas Instruments Inc.                                                                        277,100            4,159
Applied Materials, Inc.  (1)                                                                  260,000            3,388

Household products  -  1.34%
Kimberly-Clark Corp.                                                                          135,000            6,408

Aerospace & defense  -  1.32%
United Technologies Corp.                                                                      75,000            4,646
Honeywell International Inc.                                                                   70,500            1,692

Electronic equipment & instruments  -  1.16%
Solectron Corp.  (1)                                                                          834,300            2,962
Sanmina-SCI Corp.  (1)                                                                        575,000            2,582

Paper & forest products  -  0.87%
Weyerhaeuser Co.                                                                               85,000            4,183

Leisure equipment & products  -  0.80%
Eastman Kodak Co.                                                                             110,000            3,854

Energy equipment & services  -  0.79%
Schlumberger Ltd.                                                                              90,000            3,788

Air freight & logistics  -  0.79%
United Parcel Service, Inc., Class B                                                           60,000            3,785

Electrical equipment  -  0.61%
Emerson Electric Co.                                                                           57,300            2,914

Health care equipment & supplies  -  0.37%
Applera Corp. - Applied Biosystems Group                                                      100,000            1,754

Miscellaneous  -  1.93%
Other equity securities in initial period of acquisition                                                         9,276


Total equity securities (cost: $526,449,000)                                                                   445,974



                                                                                         Principal         Market
                                                                                           amount          value
Short-term securities                                                                      (000)           (000)


Corporate short-term notes  -  4.90%
Coca-Cola Co. 1.25% due 1/6/03                                                                 12,000           11,997
Corporate Asset Funding Co. 1.33% due 1/28/03 (2)                                               6,000            5,994
Pfizer Inc 1.20% due 1/2/03 (2)                                                                 5,500            5,500

Federal agency discount notes  -  4.31%
Federal Home Loan Bank 1.27%-1.28% due 1/3-1/8/03                                              20,700           20,697


Total short-term securities (cost: $44,188,000)                                                                 44,188


Total investment securities (cost: $570,637,000)                                                               490,162
Other assets less liabilities                                                                                  (10,284)


Net assets                                                                                                    $479,878


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH-INCOME FUND
Investment portfolio as of December 31, 2002




                                                                                                         Market
                                                                                                          value
Stocks (common & preferred)                                                               Shares           (000)

OIL & GAS  -  6.70%
Petro-Canada (Canada)                                                                  4,100,000       $127,119
Marathon Oil Corp.                                                                     3,450,000         73,450
ChevronTexaco Corp.                                                                      970,000         64,486
Devon Energy Corp.                                                                     1,100,000         50,490
Exxon Mobil Corp.                                                                        850,000         29,699
Husky Energy Inc. (Canada)                                                             2,742,800         28,636
Royal Dutch Petroleum Co., New York registered (Netherlands)                             600,000         26,412
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                            568,900         22,142
"Shell" Transport and Trading Co., PLC                                                   486,600          3,204
Unocal Corp.                                                                             700,000         21,406
Noble Energy, Inc.                                                                       500,000         18,775
ConocoPhillips (formerly Conoco, Inc.)                                                   231,511         11,203
Kerr-McGee Corp.                                                                         225,000          9,967
Ashland Inc.                                                                             250,000          7,132


PHARMACEUTICALS  -  6.59%
Eli Lilly and Co.                                                                      1,535,000         97,472
Bristol-Myers Squibb Co.                                                               2,900,000         67,135
Scios Inc.  (1)                                                                        1,911,900         62,290
Schering-Plough Corp.                                                                  2,380,000         52,836
Pfizer Inc                                                                             1,487,500         45,473
Pharmacia Corp.                                                                        1,060,000         44,308
Forest Laboratories, Inc.  (1)                                                           382,400         37,559
Merck & Co., Inc.                                                                        500,000         28,305
AstraZeneca PLC (ADR) (United Kingdom)                                                   756,750         26,554
Johnson & Johnson                                                                        450,000         24,169


DIVERSIFIED FINANCIALS  -  6.26%
J.P. Morgan Chase & Co.                                                                7,450,000        178,800
Household International, Inc.                                                          3,150,000         87,601
Freddie Mac                                                                              775,000         45,764
Capital One Financial Corp.                                                            1,400,000         41,608
Providian Financial Corp.  (1)                                                         5,160,000         33,488
Principal Financial Group, Inc.                                                          916,900         27,626
American Express Co.                                                                     700,000         24,745
Citigroup Inc.                                                                           550,050         19,356
MBNA Corp.                                                                               150,000          2,853


COMMERCIAL SERVICES & SUPPLIES  -  4.50%
Allied Waste Industries, Inc.  (1)                                                     9,641,800         96,418
Pitney Bowes Inc.                                                                      2,282,200         74,537
ServiceMaster Co.                                                                      3,900,000         43,290
Avery Dennison Corp.                                                                     600,000         36,648
Ceridian Corp.  (1)                                                                    2,000,000         28,840
Concord EFS, Inc.  (1)                                                                 1,500,000         23,610
Sabre Holdings Corp., Class A  (1)                                                       750,000         13,582
Robert Half International Inc.  (1)                                                      500,000          8,055
Waste Management, Inc.                                                                   300,000          6,876


INSURANCE  -  4.19%
American International Group, Inc.                                                     1,900,000        109,915
XL Capital Ltd., Class A                                                                 780,000         60,255
Manulife Financial Corp. (Canada)                                                      2,500,000         54,275
Allstate Corp.                                                                         1,100,000         40,689
MGIC Investment Corp.                                                                    475,000         19,617
Jefferson-Pilot Corp.                                                                    400,000         15,244
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                              4,500,000          8,748


BANKS  -  4.14%
Wells Fargo & Co.                                                                      2,020,000         94,677
Bank of America Corp.                                                                    775,000         53,917
Wachovia Corp.                                                                           830,000         30,245
FleetBoston Financial Corp.                                                            1,200,000         29,160
BANK ONE CORP.                                                                           768,012         28,071
PNC Financial Services Group, Inc.                                                       650,000         27,235
Bank of New York Co., Inc.                                                             1,000,000         23,960
SunTrust Banks, Inc.                                                                     200,000         11,384
Sumitomo Mitsui Banking Corp. (ADR) (Japan)                                            1,200,000          3,540
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                     600,000          3,210


MEDIA  -  4.02%
AOL Time Warner Inc.  (1)                                                              5,415,400         70,942
News Corp. Ltd. (ADR) (Australia)                                                      1,100,000         28,875
News Corp. Ltd., preferred (ADR)                                                         900,000         20,385
Interpublic Group of Companies, Inc.                                                   3,087,600         43,473
Viacom Inc., Class B, nonvoting  (1)                                                   1,000,000         40,760
Comcast Corp., Class A  (1)                                                              646,999         15,250
Comcast Corp., Class A, special stock, nonvoting  (1)                                    500,000         11,295
Dow Jones & Co., Inc.                                                                    450,000         19,453
Clear Channel Communications, Inc.  (1)                                                  500,000         18,645
Gannett Co., Inc.                                                                        200,000         14,360
Fox Entertainment Group, Inc., Class A  (1)                                              500,000         12,965


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.58%
Texas Instruments Inc.                                                                 3,300,000         49,533
Applied Materials, Inc.  (1)                                                           3,700,000         48,211
Analog Devices, Inc.  (1)                                                              1,250,000         29,837
Maxim Integrated Products, Inc.                                                          700,000         23,128
Altera Corp.  (1)                                                                      1,700,000         20,961
Teradyne, Inc. (1)                                                                     1,550,000         20,165
Xilinx, Inc.  (1)                                                                        850,000         17,510
Intel Corp.                                                                            1,000,000         15,570
KLA-Tencor Corp.  (1)                                                                    300,000         10,611
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (1)                         1,500,000         10,575
LSI Logic Corp.  (1)                                                                   1,600,000          9,232
ASML Holding NV (Netherlands) (1)                                                      1,000,000          8,354


COMMUNICATIONS EQUIPMENT  -  3.32%
Cisco Systems, Inc.  (1)                                                               6,742,600         88,328
Nokia Corp. (ADR) (Finland)                                                            3,000,000         46,500
Lucent Technologies Inc. 8.00% convertible preferred 2031                                 84,123         41,478
Lucent Technologies Inc.  (1)                                                            400,000            504
Motorola, Inc.                                                                         4,000,000         34,600
Harris Corp.                                                                             500,000         13,150
Telefonaktiebolaget LM Ericsson, Class B (Sweden) (1)                                 12,137,891          8,533
Telefonaktiebolaget LM Ericsson, Class B (ADR) (1)                                       602,364          4,060
Corning Inc.  (1)                                                                      2,350,000          7,778


MULTILINE RETAIL  -  2.67%
Kohl's Corp.  (1)                                                                      1,035,000         57,908
Dollar General Corp.                                                                   4,150,000         49,592
Target Corp.                                                                           1,100,000         33,000
Federated Department Stores, Inc.  (1)                                                 1,000,000         28,760
May Department Stores Co.                                                              1,200,000         27,576


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.64%
AT&T Corp.                                                                             2,740,000         71,541
Verizon Communications Inc.                                                            1,220,000         47,275
SBC Communications Inc.                                                                1,400,000         37,954
Sprint Corp. - FON Group (formerly Sprint FON Group)                                   2,600,000         37,648


AEROSPACE & DEFENSE  -  2.59%
Honeywell International Inc.                                                           2,200,000         52,800
Lockheed Martin Corp.                                                                    700,000         40,425
United Technologies Corp.                                                                623,200         38,601
Northrop Grumman Corp. (formerly TRW Inc.)                                               374,990         36,374
Raytheon Co.                                                                             750,000         23,063


SPECIALTY RETAIL  -  2.40%
Lowe's Companies, Inc.                                                                 2,350,000         88,125
Gap, Inc.                                                                              3,250,000         50,440
Limited Brands, Inc.                                                                   1,500,000         20,895
Circuit City Stores, Inc. (formerly Circuit City Stores, Inc. - Circuit City Group)    2,400,000         17,808


INDUSTRIAL CONGLOMERATES  -  1.99%
General Electric Co.                                                                   4,100,000         99,835
Tyco International Ltd.                                                                2,750,000         46,970


COMPUTERS & PERIPHERALS  -  1.93%
International Business Machines Corp.                                                    890,000         68,975
Hewlett-Packard Co.                                                                    2,107,750         36,591
EMC Corp.  (1)                                                                         2,732,800         16,779
Dell Computer Corp.  (1)                                                                 600,000         16,044
Sun Microsystems, Inc.  (1)                                                            1,300,000          4,043


ROAD & RAIL  -  1.93%
Norfolk Southern Corp.                                                                 4,395,600         87,868
Burlington Northern Santa Fe Corp.                                                     1,409,500         36,661
Union Pacific Corp.                                                                      150,000          8,981
CSX Corp.                                                                                300,000          8,493


HEALTH CARE PROVIDERS & SERVICES  -  1.77%
Cardinal Health, Inc.                                                                    675,000         39,953
CIGNA Corp.                                                                              750,000         30,840
WellPoint Health Networks Inc.  (1)                                                      300,000         21,348
Service Corp. International  (1)                                                       4,000,000         13,280
IMS Health Inc.                                                                          800,000         12,800
Aetna Inc.                                                                               305,100         12,546


PERSONAL PRODUCTS  -  1.76%
Avon Products, Inc.                                                                    2,225,000        119,861
Estee Lauder Companies Inc., Class A                                                     375,000          9,900


ELECTRIC UTILITIES  -  1.64%
Dominion Resources, Inc.                                                                 750,000         41,175
Progress Energy, Inc.                                                                    550,000         23,843
TECO Energy, Inc.                                                                        750,000         11,603
American Electric Power Co., Inc.                                                        417,900         11,421
FirstEnergy Corp.                                                                        298,531          9,843
Constellation Energy Group, Inc.                                                         350,000          9,737
Xcel Energy Inc.                                                                         750,000          8,250
TXU Corp.                                                                                250,000          4,670


FOOD PRODUCTS  -  1.56%
Sara Lee Corp.                                                                         2,200,000         49,522
General Mills, Inc.                                                                      700,000         32,865
H.J. Heinz Co.                                                                           900,000         29,583
Del Monte Foods Co. (1)                                                                  401,940          3,095


SOFTWARE  -  1.55%
Microsoft Corp.  (1)                                                                   1,140,000         58,938
Oracle Corp.  (1)                                                                      4,570,000         49,356
Cadence Design Systems, Inc.  (1)                                                        475,000          5,600


FOOD & DRUG RETAILING  -  1.45%
Albertson's, Inc.                                                                      3,240,000         72,122
Walgreen Co.                                                                           1,200,000         35,028


TOBACCO  -  1.44%
Philip Morris Companies Inc.                                                           2,000,000         81,060
R.J. Reynolds Tobacco Holdings, Inc.                                                     600,000         25,266


MULTI-UTILITIES & UNREGULATED POWER  -  1.41%
Duke Energy Corp.                                                                      4,227,900         82,613
Calpine Corp.  (1)                                                                     4,770,000         15,550
Mirant Corp.  (1)                                                                      1,800,000          3,402
AES Corp.  (1)                                                                           800,000          2,416


WIRELESS TELECOMMUNICATION SERVICES  -  1.34%
AT&T Wireless Services, Inc.  (1)                                                      8,532,000         48,206
Nextel Communications, Inc., Class A  (1)                                              2,550,000         29,453
Sprint Corp. - PCS Group, Series1  (1)                                                 3,300,000         14,454
Western Wireless Corp., Class A  (1)                                                   1,300,000          6,890


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.22%
Applera Corp. - Applied Biosystems Group                                               3,284,600         57,612
Becton, Dickinson and Co.                                                                570,000         17,493
Guidant Corp.  (1)                                                                       470,800         14,524


ENERGY EQUIPMENT & SERVICES  -  1.09%
Schlumberger Ltd.                                                                      1,750,000         73,658
Halliburton Co.                                                                          350,000          6,549


PAPER & FOREST PRODUCTS  -  1.01%
International Paper Co.                                                                  750,000         26,228
Bowater Inc.                                                                             445,000         18,668
Weyerhaeuser Co.                                                                         350,000         17,224
Georgia-Pacific Corp., Georgia-Pacific Group                                             439,660          7,105
MeadWestvaco Corp.                                                                       200,000          4,942


CHEMICALS  -  1.00%
Dow Chemical Co.                                                                       1,550,000         46,035
Air Products and Chemicals, Inc.                                                         400,000         17,100
Millennium Chemicals Inc.                                                              1,150,000         10,948


IT CONSULTING & SERVICES  -  0.97%
Electronic Data Systems Corp.                                                          2,660,000         49,024
Computer Sciences Corp.  (1)                                                             650,000         22,393


HOTELS, RESTAURANTS & LEISURE  -  0.94%
McDonald's Corp.                                                                       2,750,000         44,220
Carnival Corp.                                                                         1,000,000         24,950


TEXTILES, APPAREL & LUXURY GOODS  -  0.93%
NIKE, Inc., Class B                                                                    1,017,300         45,239
VF Corp.                                                                                 650,000         23,433


MACHINERY  -  0.87%
Caterpillar Inc.                                                                         550,000         25,146
Ingersoll-Rand Co., Ltd., Class A                                                        525,000         22,607
Pall Corp.                                                                               700,000         11,676
CNH Global NV (Netherlands)                                                            1,200,000          4,560


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.82%
Sanmina-SCI Corp.  (1)                                                                 5,960,000         26,760
Solectron Corp.  (1)                                                                   5,350,000         18,993
Jabil Circuit, Inc.  (1)                                                                 550,000          9,856
Flextronics International Ltd. (Singapore) (1)                                           550,000          4,505


REAL ESTATE  -  0.72%
Equity Residential                                                                     1,000,000         24,580
Boston Properties, Inc.                                                                  650,000         23,959
Plum Creek Timber Co., Inc.                                                              205,500          4,850


CONTAINERS & PACKAGING  -  0.65%
Sonoco Products Co.                                                                      980,000         22,471
Crown Cork & Seal Co., Inc.  (1)                                                       1,150,000          9,143
Temple-Inland Inc.                                                                       200,000          8,962
Owens-Illinois, Inc.  (1)                                                                500,000          7,290


AUTOMOBILES  -  0.50%
General Motors Corp.                                                                   1,000,000         36,860


INTERNET & CATALOG RETAIL  -  0.46%
eBay Inc.  (1)                                                                           500,000         33,910


OFFICE ELECTRONICS  -  0.46%
Xerox Corp.  (1)                                                                       2,400,000         19,320
IKON Office Solutions, Inc.                                                            2,000,000         14,300


INTERNET SOFTWARE & SERVICES  -  0.44%
Yahoo! Inc.  (1)                                                                       2,000,000         32,700


HOUSEHOLD PRODUCTS  -  0.41%
Kimberly-Clark Corp.                                                                     640,000         30,381


AUTO COMPONENTS  -  0.36%
Goodyear Tire & Rubber Co.                                                             3,500,000         23,835
Dana Corp.                                                                               231,800          2,726


AIRLINES  -  0.28%
Southwest Airlines Co.                                                                 1,500,000         20,850


BEVERAGES  -  0.27%
Coca-Cola Co.                                                                            450,000         19,719

Other industries - 0.33%
Emerson Electric Co.                                                                     350,000         17,798
United Parcel Service, Inc., Class B                                                     100,000          6,308

Total stocks (cost: $7,309,316,000)                                                                   6,422,006

                                                                                       Principal         Market
                                                                                          amount          value
Convertible debentures                                                                      (000)          (000)

PHARMACEUTICALS  -  0.17%
Sepracor Inc. 5.00%  2007                                                                $20,000         12,400


Total convertible debentures (cost: $19,507,000)                                                         12,400

Miscellaneous  -  0.46%
Other equity securities in initial period of acquisition                                                 34,002
Total equity securities (cost: $7,328,823,000)                                                        6,468,408





                                                                                       Principal         Market
                                                                                          amount          value
Short-term securities                                                                       (000)          (000)

Corporate short-term notes  -  9.85%
Triple-A One Funding Corp. 1.28%-1.37% due 1/2-1/13/03 (2)                                65,140         65,117
Pfizer Inc. 1.30% due 1/28-2/24/03 (2)                                                    54,300         54,225
Gannett Co. 1.28%-1.30% due 1/7-1/17/03 (2)                                               50,000         49,980
Merck & Co. Inc. 1.30% due 1/8-1/16/03                                                    50,000         49,978
Receivables Capital Corp. 1.28%-1.36% due 1/6-2/12/03 (2)                                 50,000         49,976
Ciesco LP 1.32%-1.64% due 1/7-2/14/03                                                     50,000         49,961
Procter & Gamble Co. 1.30% -1.31% due 2/5/03 (2)                                          50,000         49,935
Executive Jet Inc. 1.29%-1.76% due 1/9-1/27/03 (2)                                        46,100         46,071
Harley-Davidson Funding Corp. 1.30%-1.31% due 1/21-2/18/03 (2)                            38,450         38,400
Kraft Foods Inc. 1.27% due 1/22-1/23/03                                                   31,900         31,874
BellSouth Corp. 1.31% due 1/6/03 (2)                                                      25,000         24,994
New Center Asset Trust 1.34%-1.78% due 1/3-1/30/03                                        25,000         24,987
Medtronic Inc. 1.30%-1.57% due 1/10-1/17/03 (2)                                           25,000         24,984
Caterpillar Financial Serivces Corp. 1.30% due 1/21/03                                    25,000         24,981
Harvard University 1.30%-1.61% due 1/16-2/3/03                                            25,000         24,974
Kimberly-Clark Worldwide Inc. 1.30% due 1/29-2/20/03 (2)                                  25,000         24,964
Golden Peanut Co., LLC 1.30%-1.58% due 1/8-3/19/03                                        25,000         24,959
Schering Corp. 1.29% due 1/14/03                                                          23,700         23,688
General Dynamics Corp. 1.31%-1.54% due 1/17-1/27/03 (2)                                   21,900         21,883
Yale University 1.30% due 2/18/03                                                         20,000         19,965


Federal agency discount notes  -  2.65%
Freddie Mac 1.27%-1.70% due 1/16-3/13/03                                                 109,800        109,627
Federal Home Loan Bank 1.25%-1.64% due 1/3-1/24/03                                        61,500         61,453
Fannie Mae 1.28%-1.70% due 1/7-1/8/03                                                     24,500         24,492

Total short-term securities (cost: $921,466,000)                                                        921,468

Total investment securities (cost: $8,250,289,000)                                                    7,389,876
New Taiwanese Dollar (cost: $4,037,000)                                               NT$139,071          4,020

Other assets less liabilities                                                                           (20,448)
Net assets                                                                                           $7,373,448

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

ASSET ALLOCATION FUND
Investment portfolio, December 31, 2002


                                                                                                 Shares or
                                                                                                 principal        Market
                                                                                                    amount         value
Stocks (common and preferred)                                                                         (000)         (000)

PHARMACEUTICALS  -  5.70%
Bristol-Myers Squibb Co.                                                                         1,450,000    $   33,567
Eli Lilly and Co.                                                                                  450,000        28,575
AstraZeneca PLC (ADR) (United Kingdom)                                                             750,000        26,317
Schering-Plough Corp.                                                                              500,000        11,100
Pfizer Inc                                                                                         200,000         6,114


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.61%
CenturyTel, Inc.                                                                                 1,398,350        41,084
ALLTEL Corp. 7.75% 2005, units                                                                  $   30,000        30,798
AT&T Corp.                                                                                       1,000,000        26,110
Sprint Corp. - FON Group                                                                           400,000         5,792
COLT Telecom Group PLC (ADR) (United Kingdom) (1)                                                   38,400           107
GT Group Telecom Inc., warrants, expire 2010 (Canada)  (1) (2) (3)                                   2,250


OIL & GAS  -  5.08%
ChevronTexaco Corp.                                                                                500,000        33,240
Marathon Oil Corp.                                                                               1,100,000        23,419
Petro-Canada (Canada)                                                                              700,000        21,703
Royal Dutch Petroleum Co., New York registered (Netherlands)                                       360,000        15,847


BANKS  -  4.35%
BANK ONE CORP.                                                                                   1,150,000        42,032
Bank of America Corp.                                                                              500,000        34,785
First Republic Capital Corp., Series A, 10.50% preferred (2)                                         2,250         2,250
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                     60,000         1,605


DIVERSIFIED FINANCIALS  -  3.80%
Household International, Inc.                                                                    1,200,000        33,372
J.P. Morgan Chase & Co.                                                                            875,000        21,000
Fannie Mae                                                                                         250,000        16,082


FOOD PRODUCTS  -  3.03%
Unilever NV, New York registered (Netherlands)                                                     500,000        30,855
General Mills, Inc.                                                                                300,000        14,085
Sara Lee Corp.                                                                                     500,000        11,255


COMMERCIAL SERVICES & SUPPLIES  -  2.88%
Pitney Bowes Inc.                                                                                  900,000        29,394
Rentokil Initial PLC (ADR) (United Kingdom)                                                      1,000,000        17,375
Ceridian Corp.  (1)                                                                                457,000         6,590


AEROSPACE & DEFENSE  -  2.87%
Raytheon Co.                                                                                       900,000        27,675
United Technologies Corp.                                                                          250,000        15,485
Honeywell International Inc.                                                                       400,000         9,600
EarthWatch Inc., Series B, 7.00% convertible preferred 2009  (1) (2) (3) (4)                       363,634           375


FOOD & DRUG RETAILING  -  2.30%
Albertson's, Inc.                                                                                1,000,000        22,260
Walgreen Co.                                                                                       700,000        20,433


HOTELS, RESTAURANTS & LEISURE  -  1.89%
Carnival Corp.                                                                                   1,400,000        34,930


MULTILINE RETAIL  -  1.75%
May Department Stores Co.                                                                        1,150,000        26,427
Target Corp.                                                                                       200,000         6,000


INSURANCE  -  1.58%
Allstate Corp.                                                                                     400,000        14,796
American International Group, Inc.                                                                 250,000        14,462


MEDIA  -  1.56%
Interpublic Group of Companies, Inc.                                                               950,000        13,376
Comcast Corp., Class A  (1)                                                                        452,900        10,675
AOL Time Warner Inc.  (1)                                                                          225,000         2,948
Sinclair Capital 11.625% preferred 2009                                                             17,500         1,845
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (1)                                 25,000            13


MULTI-UTILITIES & UNREGULATED POWER  -  1.50%
El Paso Corp.                                                                                    2,600,000        18,096
Duke Energy Corp.                                                                                  500,000         9,770


INDUSTRIAL CONGLOMERATES  -  1.45%
General Electric Co.                                                                             1,100,000        26,785


COMPUTERS & PERIPHERALS  -  1.19%
International Business Machines Corp.                                                              150,000        11,625
Hewlett-Packard Co.                                                                                600,000        10,416


ELECTRIC UTILITIES  -  1.16%
Edison International  (1)                                                                        1,000,000        11,850
American Electric Power Co., Inc.                                                                  350,000         9,566


ENERGY EQUIPMENT & SERVICES  -  1.14%
Schlumberger Ltd.                                                                                  500,000        21,045


CHEMICALS  -  1.05%
Dow Chemical Co.                                                                                   400,000        11,880
Millennium Chemicals Inc.                                                                          800,000         7,616


PAPER & FOREST PRODUCTS  -  0.93%
Weyerhaeuser Co.                                                                                   350,000        17,224


DISTRIBUTORS  -  0.83%
Genuine Parts Co.                                                                                  500,000        15,400


COMMUNICATIONS EQUIPMENT  -  0.82%
Nokia Corp. (ADR) (Finland)                                                                        980,000        15,190


SPECIALTY RETAIL  -  0.75%
Limited Brands, Inc.                                                                             1,000,000        13,930


BEVERAGES  -  0.68%
PepsiCo, Inc.                                                                                      300,000        12,666


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.58%
Guidant Corp.  (1)                                                                                 350,000        10,798


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.55%
Texas Instruments Inc.                                                                             673,700        10,112


MACHINERY  -  0.47%
Dover Corp.                                                                                        300,000         8,748


HEALTH CARE PROVIDERS & SERVICES  -  0.33%
CIGNA Corp.                                                                                        150,000         6,168



OTHER INDUSTRIES  -  0.32%
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (1)  (4)                  4,290         2,960
Electronic Data Systems Corp.                                                                      100,000         1,843
Ford Motor Co.Capital Trust II 6.50% cumulative convertible trust preferred 2032                $  705,000           576
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009  (1)  (4)                        441           216
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008  (1)  (4)                        604           272



Total stocks (cost: $1,134,826,000)                                                                            1,040,505



                                                                                                 Principal        Market
                                                                                                    amount         value
Convertible debentures                                                                                (000)         (000)




ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.20%
Solectron Corp. 0% LYON  2020                                                                   $    6,000    $    3,075
Solectron Corp. 0% LYON  2020                                                                        1,129           699


OTHER  INDUSTRIES  -  0.19%
LSI Logic Corp. 4.00%  2005                                                                          1,600         1,432
American Tower Corp. 2.25%  2009                                                                     1,675         1,170
TriQuint Semiconductor, Inc. 4.00%  2007                                                             1,100           857



Total convertible debentures (cost: $7,000,000)                                                                    7,233
Total equity securities (cost:$1,141,826,000)                                                                  1,047,738


                                                                                                 Principal        Market
                                                                                                    amount         value
Bonds & notes                                                                                         (000)         (000)

MEDIA  -  2.35%
Liberty Media Corp. 7.875% 2009                                                                 $    6,500    $    7,060
Cox Communications, Inc. 7.875% 2009                                                                 5,000         5,648
Clear Channel Communications, Inc. 6.625% 2008                                                       5,000         5,467
Viacom Inc.:
 5.625% 2007                                                                                         2,000         2,185
 6.625% 2011                                                                                         1,000         1,132
Young Broadcasting Inc.:
 10.00% 2011                                                                                         1,867         1,872
 Series B, 8.75% 2007                                                                                1,020         1,000
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                               2,000         2,010
 Series D, 9.625% 2008                                                                                 250           248
Hollinger Participation Trust 12.125% 2010 (2) (4) (5)                                               2,332         2,204
Gray Communications Systems, Inc. 9.25% 2011                                                         2,000         2,162
Antenna TV SA 9.75% 2008                                                                     Euro    2,500         1,863
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                      $ 1,934         1,562
Cox Radio, Inc. 6.625% 2006                                                                          1,500         1,549
Regal Cinemas Corp., Series B, 9.375% 2012                                                           1,120         1,198
AOL Time Warner Inc. 6.875% 2012                                                                     1,000         1,058
Univision Communications Inc. 7.85% 2011                                                               830           943
Radio One, Inc., Series B, 8.875% 2011                                                                 750           806
NextMedia Operating, Inc. 10.75% 2011                                                                  750           792
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                          750           683
LBI Media, Inc. 10.125% 2012 (2)                                                                       650           683
Sun Media Corp. 9.50% 2007                                                                             500           515
Adelphia Communications Corp. 10.25% 2006 (7)                                                        1,250           469
Charter Communications Holdings, LLC:
 11.125% 2011                                                                                          500           223
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (6)                                     850           191


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.68%
VoiceStream Wireless Corp. 10.375% 2009                                                              5,000         5,275
Deutsche Telekom International Finance BV 8.25% 2005                                                 2,000         2,188
Sprint Capital Corp.:
 7.125% 2006                                                                                         2,500         2,477
 6.90% 2019                                                                                          3,000         2,467
 7.625% 2011                                                                                         1,500         1,428
AT&T Corp 7.80% 2011                                                                                 4,000         4,381
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                 2,785         2,998
Koninklijke KPN NV 8.00% 2010                                                                        2,000         2,346
Qwest Services Corp. 13.00% 2007 (2)                                                                 2,040         2,101
British Telecommunications PLC 8.375% 2010                                                           1,500         1,802
TELUS Corp. 7.50% 2007                                                                               1,500         1,463
France Telecom 9.25% 2011                                                                            1,000         1,158
COLT Telecom Group PLC 12.00% 2006                                                                   1,125           759
TeleWest PLC 11.00% 2007  (7)                                                                        1,250           231


WIRELESS TELECOMMUNICATION SERVICES  -  1.22%
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                                         5,175         5,211
 7.875% 2011                                                                                           405           408
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                      4,000         4,183
Nextel Partners, Inc.:
 0%/14.00% 2009 (6)                                                                                  3,875         2,926
 11.00% 2010                                                                                         1,000           855
SpectraSite Holdings, Inc., Series B: (7)
 10.75% 2010                                                                                         3,250         1,219
 0%/12.875% 2010 (6)                                                                                 3,250           861
 12.50% 2010                                                                                         1,250           469
American Tower Corp. 9.375% 2009                                                                     3,175         2,492
Vodafone Group PLC 7.75% 2010                                                                        1,500         1,772
Telesystem International Wireless Inc.: (4)
 14.00% 2003                                                                                           888           759
 14.00% 2003 (2)                                                                                        62            53
Crown Castle International Corp. 10.625% 2007                                                          750           679
CFW Communications Co. 13.00% 2010 (7)                                                               2,000           600
Cricket Communications, Inc.:  (5)  (7)
 6.188% 2007                                                                                           280            48
 6.375% 2007                                                                                           165            28
iPCS, Inc. 0%/14.00% 2010 (6)                                                                          700            32


HOTELS, RESTAURANTS & LEISURE  -  1.20%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                          3,000         2,685
 8.75% 2011                                                                                          1,000           935
Premier Parks Inc.:
 0%/10.00% 2008 (6)                                                                                  1,300         1,264
 9.75% 2007                                                                                          1,100         1,073
Six Flags, Inc.:
 9.50% 2009                                                                                          1,000           970
 8.875% 2010                                                                                           200           189
MGM Mirage, Inc. 8.50% 2010                                                                          3,000         3,321
Hyatt Equities, LLC 6.875% 2007 (2)                                                                  2,000         1,994
Sbarro, Inc. 11.00% 2009                                                                             1,750         1,636
Argosy Gaming Co. 10.75% 2009                                                                        1,250         1,381
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                        1,500         1,313
KSL Recreation Group, Inc. 10.25% 2007                                                               1,250         1,281
Jupiters Ltd. 8.50% 2006                                                                             1,000         1,015
Eldorado Resorts LLC 10.50% 2006                                                                     1,000         1,005
Boyd Gaming Corp. 7.75% 2012 (2)                                                                     1,000           984
Buffets, Inc. 11.25% 2010 (2)                                                                          750           713
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                            500           508


CONSUMER FINANCE  -  0.80%
Household Finance Corp.:
 7.875% 2007                                                                                         3,000         3,354
 7.00% 2012                                                                                          1,000         1,097
 6.375% 2012                                                                                         1,000         1,067
 6.375% 2011                                                                                         1,000         1,047
Capital One Financial Corp.:
 8.75% 2007                                                                                          2,155         2,109
 7.125% 2008                                                                                         2,000         1,854
Capital One Capital I 3.257% 2027 (2)  (5)                                                           1,250           689
MBNA Corp., Series B, 2.507% 2027 (5)                                                                3,000         2,032
Advanta Capital Trust I, Series B, 8.99% 2026                                                        3,000         1,503


INSURANCE  -  0.68%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)                                                  4,000         4,643
Monumental Global Funding Trust II-2001-A 6.05% 2006 (2)                                             2,000         2,147
Transamerica Corp. 9.375% 2008                                                                       1,600         1,978
AFLAC Inc. 6.50% 2009                                                                                2,000         2,201
CNA Financial Corp.:
 6.45% 2008                                                                                          1,000           980
 7.25% 2023                                                                                            750           630


OIL & GAS  -  0.63%
Clark Refining & Marketing, Inc. 8.875% 2007                                                         3,000         2,775
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (8)                                        1,870         2,472
Western Oil Sands Inc. 8.375% 2012                                                                   1,700         1,700
XTO Energy Inc. 7.50% 2012                                                                           1,500         1,601
ConocoPhillips 3.625% 2007 (2)                                                                       1,500         1,514
Newfield Exploration Co.:
 8.375% 2012                                                                                         1,175         1,255
 7.625% 2011                                                                                           120           127
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (8)                                                300           191


COMMERCIAL SERVICES & SUPPLIES  -  0.62%
Cendant Corp.:
 7.75% 2003                                                                                          2,750         2,820
 6.875% 2006                                                                                         1,000         1,038
Allied Waste North America, Inc.:
 10.00% 2009                                                                                         1,750         1,746
 8.50% 2008                                                                                            875           884
 Series B, 8.875% 2008                                                                                 500           510
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                              2,000         1,950
Synagro Technologies, Inc. 9.50% 2009                                                                1,500         1,571
WMX Technologies, Inc. 8.00% 2004                                                                    1,000         1,053


METALS & MINING  -  0.62%
Oregon Steel Mills, Inc. 10.00% 2009 (2)                                                             3,000         3,060
BHP Finance Ltd. 6.75% 2013                                                                          2,680         3,033
Allegheny Technologies, Inc. 8.375% 2011                                                             3,000         3,013
Earle M. Jorgensen Co. 9.75% 2012                                                                    2,000         2,045
UCAR Finance Inc. 10.25% 2012                                                                          475           361


REAL ESTATE  -  0.54%
United Dominion Realty Trust, Inc. 6.50% 2009                                                        3,000         3,205
EOP Operating LP:
 7.75% 2007                                                                                          1,000         1,135
 7.25% 2018                                                                                          1,000         1,067
Host Marriott, LP:
 Series G, 9.25% 2007                                                                                1,250         1,269
 Series E, 8.375% 2006                                                                                 400           398
 Series I, 9.50% 2007                                                                                  350           357
Rouse Co. 7.20% 2012                                                                                 1,500         1,548
Federal Realty Investment Trust 6.125% 2007                                                          1,000         1,009


AEROSPACE & DEFENSE  -  0.49%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2)  (8)                             4,294         4,584
TRW Inc. 8.75% 2006                                                                                  3,000         3,430
Raytheon Co. 6.30% 2005                                                                              1,000         1,067


MULTI-UTILITIES & UNREGULATED POWER  -  0.45%
Gemstone Investors Ltd. 7.71% 2004 (2)                                                               3,000         2,307
Southern Natural Gas Co. 8.00% 2032                                                                  1,250         1,103
Cilcorp Inc. 9.375% 2029                                                                             1,185         1,444
AES Corp.:
 9.50% 2009                                                                                          1,300           803
 9.375% 2010                                                                                           580           351
Williams Companies, Inc.:
 7.875% 2021                                                                                         2,000         1,270
 8.75% 2032 (2)                                                                                      1,700         1,122


ELECTRIC UTILITIES  -  0.43%
Progress Energy, Inc. 5.85% 2008                                                                     2,000         2,121
Edison Mission Energy:
 9.875% 2011                                                                                         2,000           950
 7.73% 2009                                                                                          1,500           698
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                            1,750         1,629
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                          1,535         1,628
Constellation Energy Group, Inc. 6.125% 2009                                                         1,000         1,024


AUTOMOBILES  -  0.43%
Ford Motor Credit Co.:
 5.80% 2009                                                                                          3,000         2,786
 6.875% 2006                                                                                         1,000         1,002
DaimlerChrysler North America Holding Corp. 6.40% 2006                                               2,000         2,158
General Motors Acceptance Corp. 6.125% 2006                                                          2,000         2,034


MULTILINE RETAIL  -  0.34%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                                      4,900         4,288
 7.05% 2005                                                                                            500           508
 7.40% 2037                                                                                            115           117
Dillard's, Inc. 6.43% 2004                                                                           1,250         1,238
Saks Inc. 7.375% 2019                                                                                  220           174


FOOD & DRUG RETAILING  -  0.34%
Delhaize America, Inc.:
 8.125% 2011                                                                                         3,250         3,149
 7.375% 2006                                                                                         1,050         1,027
CVS Corp. 6.117% 2013 (2) (8)                                                                        2,000         2,085


PAPER & FOREST PRODUCTS  -  0.34%
Georgia-Pacific Corp. 8.125% 2011                                                                    1,250         1,194
Fort James Corp. 6.875% 2007                                                                         1,000           955
Riverwood International Corp. 10.875% 2008                                                           1,500         1,515
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                          2,000         1,454
Potlatch Corp. 10.00% 2011                                                                           1,000         1,100


HEALTH CARE PROVIDERS & SERVICES  -  0.32%
Aetna Inc. 7.375% 2006                                                                               3,000         3,255
Humana Inc. 7.25% 2006                                                                               2,500         2,687
Integrated Health Services, Inc., Series A: (3) (7)
 9.25% 2008                                                                                          1,750            35
 9.50% 2007                                                                                          1,250            25


BANKS  & THRIFTS -  0.29%
National Westminster Bank PLC 7.75% (undated) (5)                                                    3,200         3,649
Washington Mutual, Inc. 7.50% 2006                                                                   1,500         1,688


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.27%
Solectron Corp. 9.625% 2009                                                                          2,400         2,352
Flextronics International Ltd. 9.875% 2010                                                           1,350         1,461
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                   1,250         1,269


AUTO COMPONENTS  -  0.27%
Stoneridge, Inc. 11.50% 2012                                                                         2,000         1,920
ArvinMeritor, Inc. 8.75% 2012                                                                        1,500         1,586
Delco Remy International, Inc. 10.625% 2006                                                          1,500           780
Tenneco Automotive Inc., Series B, 11.625% 2009                                                      1,000           685


INDUSTRIAL CONGLOMERATES  -  0.23%
Tyco International Group SA:
 6.375% 2005                                                                                         1,500         1,456
 5.875% 2004                                                                                           750           728
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                  2,000         2,133


CONTAINERS & PACKAGING  -  0.23%
Owens-Illinois, Inc.:
 7.85% 2004                                                                                            750           744
 7.35% 2008                                                                                            750           699
Tekni-Plex, Inc. 12.75% 2010 (2)                                                                     1,500         1,410
Longview Fibre Co. 10.00% 2009                                                                       1,250         1,319


CHEMICALS  -  0.21%
Lyondell Chemical Co.:
 11.125% 2012                                                                                        1,250         1,238
 Series A, 9.625% 2007                                                                                 625           603
 Series B, 9.875% 2007                                                                                 500           483
Dow Chemical Co. 6.00% 2012                                                                          1,500         1,536


OTHER INDUSTRIES   -  1.10%
Motorola, Inc. 8.00% 2011                                                                            2,500         2,592
Staples, Inc. 7.375% 2012 (2)                                                                        1,500         1,650
Constellation Brands, Inc. 8.125% 2012                                                               1,250         1,300
Canandaigua Brands, Inc. 8.50% 2009                                                                    250           263
Beazer Homes USA, Inc. 8.375% 2012                                                                   1,500         1,553
NMHG Holding Co. 10.00% 2009                                                                         1,500         1,508
Burns Philp Capital Pty Ltd. 9.75% 2012 (2)                                                          1,550         1,496
Technical Olympic USA, Inc. 10.375% 2012 (2)                                                         1,500         1,425
Gap, Inc. 6.90% 2007                                                                                 1,415         1,387
Terex Corp., Class B, 10.375% 2011                                                                   1,350         1,249
Amkor Technology, Inc:
 9.25% 2006                                                                                          1,250         1,075
 9.25% 2008                                                                                             75            64
Fage Dairy Industry SA 9.00% 2007                                                                    1,000           970
TFM, SA de CV:
 12.50% 2012                                                                                           470           476
 11.75% 2009                                                                                           355           349
 12.50% 2012 (2)                                                                                        50            51
Computer Associates International, Inc. 6.50% 2008                                                     795           754
Xerox Capital (Europe) PLC 5.875% 2004                                                                 750           720
Cott Beverages Inc. 8.00% 2011                                                                         600           639
Electronic Data Systems Corp. 7.125% 2009                                                              525           540
Aurora Foods Inc., Series D, 9.875% 2007                                                               750           375



Mortgage-backed obligations  (8)  -  4.72%
Agency Pass-Throughs:
 Fannie Mae:
  5.50% 2017 - 2018                                                                                  9,662        10,014
  6.00% 2013 - 2031                                                                                  9,068         9,489
  6.50% 2016 - 2032                                                                                  5,912         6,209
  7.00% 2009 - 2032                                                                                  2,939         3,101

 Government National Mortgage Assn.:
  6.50% 2029                                                                                         3,956         4,171
  7.00% 2022 - 2024                                                                                  3,693         3,948
  7.50% 2029                                                                                         4,050         4,334
  8.00% 2020 - 2030                                                                                  3,018         3,286
  8.50% 2021 - 2029                                                                                    685           753
  10.00% 2019                                                                                          219           251

 Freddie Mac:
  5.00% 2018                                                                                         5,000         5,123
  6.00% 2033                                                                                         5,000         5,169
  6.50% 2016                                                                                         4,385         4,626


 COMMERCIAL MORTGAGE-BACKED SECURITIES
  DLJ Mortgage Acceptance Corp.:
   Series 1998-CF1, Class A-1B, 6.41% 2031                                                           5,000         5,584
   Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                                                       2,645         2,908
  Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                   4,468         4,847
  Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                 3,875         4,111
  Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                             3,000         3,370
  L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                        1,933         2,067




 PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS
  Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.522% 2027 (2)  (5)                  1,984         2,148
  Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (2)                     1,830         1,913


ASSET-BACKED OBLIGATIONS  (8) -  3.19%
MMCA Auto Owner Trust, Class B:
 Series 2000-1, 7.55% 2005                                                                           3,000         3,238
 Series 2000-2, 7.42% 2005                                                                           2,000         2,134
U.S. Airways Pass Through Trust, Series 2001-1, Class G, MBIA insured, 7.076% 2022                   4,354         4,498
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                        4,429         4,433
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                               3,000         3,192
Continental Airlines, Inc.:
 Series 2001-1, Class B,  7.373% 2017                                                                2,500         1,625
 Series 1998-3, Class C-2, 7.25% 2005                                                                1,500           750
 Series 1999-1, 10.22% 2016                                                                          1,661           747
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (2)                               3,000         3,101
Residential Funding Mortgage Securities II, Inc., Series 2000-HI5, Class A-I-4,
AMBAC insured, 6.94% 2014                                                                            3,000         3,056
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-4, FSA insured, 4.41% 2008          2,905         3,035
Triad Automobile Receivables Owner Trust, Series 2002-B, Class A-3,
AMBAC insured, 3.00% 2009 (2)                                                                        3,000         3,014
NextCard Credit Card Master Note Trust, Class B: (2)  (5)
 Series 2001-1A, 2.30% 2007                                                                          2,000         1,400
 Series 2000-1, 2.22% 2006                                                                           2,750         1,375
Metris Master Trust, Series 2001-3, Class B, 2.32% 2008 (5)                                          3,000         2,683
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-3FX, 6.298% 2012 (2)              2,494         2,520
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                  2,250         2,268
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46% 2008 (2)               1,971         1,994
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                         2,000         1,200
 Series 1992-A2, 9.20% 2014                                                                          1,000           620
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                         1,731         1,737
California Infrastructure and Economic Development Bank, Special Purpose
Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                   1,450         1,585
Providian Master Trust, Series 2000-1, Class C, 2.57% 2009 (2)  (5)                                  1,500         1,442
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26% 2009 (2)                1,266         1,310
Money Store Residential Trust 1997-1, Class M-1, 7.085% 2016                                         1,286         1,294
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (2)  (3) (7)                                       5,000         1,250
Consumer Credit Reference Index Securities Program Trust, Series 2002-2, 10.421% 2007 (2)            1,000         1,039
United Air Lines, Inc.: (7)
 Series 1996-A2, 7.87% 2019                                                                          2,500           600
 Series 1995-A1, 9.02% 2012                                                                          1,196           287
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                            750           863
Drive Auto Receivables Trust, Series 2000-1, Class A, MBIA insured, 6.672% 2006 (2)                    661           682
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (2)                                          2,014           201


U.S. TREASURY BONDS & NOTES  -  3.46%
7.00% 2006 (9)                                                                                      25,000        28,984
6.50% 2005                                                                                          20,000        22,203
3.375% 2007 (10)                                                                                     6,265         6,176
3.50% 2011 (10)                                                                                      5,208         5,702
11.75% 2010                                                                                            500           603
10.75% 2003                                                                                            500           517


TAXABLE MUNICIPAL OBLIGATIONS  -  0.08%
State of California Dept. of Water Resources, Power Supply Revenue Bnds,
Series 2002-E, 3.585% 2004                                                                           1,500         1,516



Total bonds & notes (cost: $519,750,000)                                                                         510,285



                                                                                                 Principal        Market
                                                                                                    amount         value
Short-term securities                                                                                 (000)         (000)

Corporate short-term notes  -  14.91%
Kraft Foods Inc. 1.27%-1.31% due 1/21-2/26/03                                                   $   27,700    $   27,660
Executive Jet Inc. 1.30%-1.33% due 1/21-2/18/03 (2)                                                 25,000        24,969
Pfizer Inc 1.29%-1.30% due 1/15-2/13/03 (2)                                                         23,800        23,773
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/14/03 (2)                                         23,500        23,489
Gannett Co. 1.28% due 1/7-1/10/03 (2)                                                               22,500        22,493
BellSouth Corp. 1.31% due 1/6/03 (2)                                                                20,000        19,996
Ciesco LP CP 1.30%-1.73% due 1/10-1/27/03                                                           20,000        19,985
General Electric Capital Corp. 1.25% due 1/2/03                                                     18,500        18,499
Scripps (E.W.) Co. 1.28%-1.30% due 1/22-2/12/03 (2)                                                 18,200        18,182
Schering Corp. 1.29%-1.30% due 1/14-1/15/03                                                         16,300        16,292
Wells Fargo & Co. 1.30%-1.31% due 1/13-1/15/03                                                      15,700        15,692
Abbott Laboratories Inc. 1.29%-1.30% due 1/28-2/18/03 (2)                                           15,000        14,976
Golden Peanut Co., LLC 1.30%-1.31% due 1/29-2/26/03                                                 15,000        14,977
General Dynamics Corp. 1.27% due 1/8/03 (2)                                                         10,200        10,197
Yale University 1.30% due 2/18/03                                                                    5,050         5,041

Federal agency discount notes  -  1.35%
Federal Home Loan Banks 1.28% due 1/3/03                                                            25,000        24,997



Total short-term securities (cost: $301,218,000)                                                                 301,218


Total investment securities (cost: $1,962,432,000)                                                             1,859,241
Other assets less liabilities                                                                                     (6,080)

Net assets                                                                                                    $1,853,161

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Company not making interest payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

BOND FUND
Investment portfolio, December 31, 2002



                                                                                                             Principal    Market
                                                                                                                amount     value
Bonds & notes                                                                                                     (000)     (000)

Diversified telecommunication services  -  6.39%
Sprint Capital Corp.:
 8.375% 2012                                                                                                   $ 5,500  $  5,483
 7.90% 2005                                                                                                      4,655     4,704
 6.00% 2007                                                                                                      2,615     2,474
 7.625% 2011                                                                                                     2,495     2,374
 7.125% 2006                                                                                                       605       599
 6.90% 2019                                                                                                        500       411
France Telecom:
 9.25% 2011                                                                                                      4,000     4,633
 8.70% 2006                                                                                                      2,000     2,192
Orange PLC 8.75% 2006                                                                                            2,000     2,178
Qwest Services Corp.:(1)
 13.50% 2010                                                                                                     3,192     3,320
 13.00% 2007                                                                                                     2,891     2,978
 14.00% 2014                                                                                                     1,080     1,156
Qwest Corp. 7.625% 2003                                                                                          1,000       985
VoiceStream Wireless Corp.:
 10.375% 2009                                                                                                    5,097     5,378
 0%/11.875% 2009 (2)                                                                                             1,000       880
Deutsche Telekom International Finance BV:
 9.25% 2032                                                                                                        900     1,146
 8.50% 2010                                                                                                        250       288
AT&T Corp.:
 7.80% 2011                                                                                                      6,250     6,845
 6.50% 2013                                                                                                        650       653
British Telecommunications PLC:
 8.875% 2030                                                                                                     1,500     1,919
 8.375% 2010                                                                                                     1,000     1,201
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                       1,900     1,273
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                                             1,000     1,076
Telewest Communications PLC: (3)
 9.875% 2010                                                                                                     2,975       550
 11.25% 2008                                                                                                       750       139
TeleWest PLC: (3)
 9.625% 2006                                                                                                     1,375       254
 11.00% 2007                                                                                                       375        69
Koninklijke KPN NV 8.00% 2010                                                                                      750       880
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                                                  750       823
TELUS Corp. 8.00% 2011                                                                                             750       724
CenturyTel, Inc., Series H, 8.375% 2010                                                                            500       597
COLT Telecom Group PLC 12.00% 2006                                                                                 250       169
Horizon PCS, Inc. 13.75% 2011                                                                                      500        97
GT Group Telecom Inc. 0%/13.25% 2010, units (2)  (3)                                                             1,000         5
NEXTLINK Communications, Inc.:  (3)
 0%/12.25% 2009 (2)                                                                                                500         2
 9.625% 2007                                                                                                       500         2


Media  -  5.66%
Viacom Inc.:
 6.625% 2011                                                                                                     2,000     2,264
 5.625% 2007                                                                                                     1,200     1,311
CBS Corp. 7.15% 2005                                                                                             2,000     2,186
AOL Time Warner Inc. :
 6.125% 2006                                                                                                     2,250     2,325
 6.875% 2012                                                                                                     1,750     1,852
 7.625% 2031                                                                                                     1,000     1,031
Time Warner Inc. 7.75% 2005                                                                                        500       533
Young Broadcasting Inc.:
 10.00% 2011                                                                                                     2,716     2,723
 Series B, 8.75% 2007                                                                                            1,529     1,498
 Series B, 9.00% 2006                                                                                              594       589
Liberty Media Corp. :
 7.875% 2009                                                                                                     2,000     2,172
 8.25% 2030                                                                                                      1,850     1,952
 7.75% 2009                                                                                                        500       541
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (2)                                                                                              5,275     1,292
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (2)                                               2,800       630
 10.75% 2009                                                                                                     1,000       445
 10.00% 2009                                                                                                     1,000       435
 0%/13.50% 2011 (2)                                                                                              1,400       343
 0%/11.75% 2010 (2)                                                                                                550       159
Tele-Communications, Inc. 9.80% 2012                                                                             2,000     2,408
Comcast Cable Communications, Inc. 8.375% 2007                                                                     750       842
Univision Communications Inc. 7.85% 2011                                                                         1,925     2,187
News America Holdings Inc. 7.75% 2045                                                                            2,000     1,972
PanAmSat Corp. 6.125% 2005                                                                                       2,000     1,950
Adelphia Communications Corp.: (3)
 10.25% 2011                                                                                                     1,950       780
 10.25% 2006                                                                                                     1,800       675
Century Communications Corp. 0% 2003                                                                             1,000       235
Emmis Communications Corp. 0%/12.50% 2011 (2)                                                                    2,050     1,655
EchoStar DBS Corp. 9.125% 2009                                                                                   1,500     1,586
Clear Channel Communications, Inc. 6.625% 2008                                                                     750       820
Chancellor Media Corp. of Los Angeles, Series B, 8.75% 2007                                                        500       524
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                                    1,225     1,116
Radio One, Inc., Series B, 8.875% 2011                                                                           1,000     1,075
Regal Cinemas Corp., Series B, 9.375% 2012                                                                       1,000     1,070
Antenna TV SA 9.75% 2008                                                                        Euro             1,425     1,062
Entravision Communications Corp. 8.125% 2009                                                                   $ 1,000     1,045
Cox Radio, Inc. 6.625% 2006                                                                                      1,000     1,032
AMC Entertainment Inc. 9.50% 2009                                                                                1,000       995
Gray Communications Systems, Inc. 9.25% 2011                                                                       875       946
Gannett Co., Inc. 4.95% 2005                                                                                       750       794
CSC Holdings, Inc. 8.125% 2009                                                                                     750       725
British Sky Broadcasting Group PLC 8.20% 2009                                                                      625       676
A.H. Belo Corp. 7.75% 2027                                                                                         500       533
LBI Media, Inc. 10.125% 2012 (1)                                                                                   250       262
Rogers Communications Inc. 8.875% 2007                                                                             250       240
Hearst-Argyle Television, Inc. 7.00% 2018                                                                          175       186
RBS Participacoes SA 11.00% 2007 (1)                                                                               250       112


Wireless Telecommunication Services  -  4.42%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                                      4,000     4,125
 8.125% 2012                                                                                                     3,110     3,132
 7.875% 2011                                                                                                     1,140     1,148
 7.35% 2006                                                                                                      1,000     1,031
 8.75% 2031                                                                                                        500       492
Tritel PCS, Inc. :
 0%/12.75% 2009 (2)                                                                                              1,650     1,543
 10.375% 2011                                                                                                      731       786
TeleCorp PCS, Inc. 0%/11.625% 2009 (2)                                                                             325       308
Nextel Communications, Inc.:
 0%/9.95% 2008 (2)                                                                                               3,575     3,289
 9.75% 2007                                                                                                      2,075     1,930
 10.65% 2007                                                                                                       775       744
 12.00% 2008                                                                                                       500       495
Crown Castle International Corp.:
 10.75% 2011                                                                                                     2,000     1,760
 10.625% 2007                                                                                                    1,000       905
 0%/11.25% 2011 (2)                                                                                              1,000       655
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                                  3,090     3,232
Nextel Partners, Inc.:
 0%/14.00% 2009 (2)                                                                                              3,000     2,265
 12.50% 2009                                                                                                     1,000       905
Vodafone Group PLC 7.75% 2010                                                                                    2,625     3,101
American Tower Corp. 9.375% 2009                                                                                 3,775     2,963
SpectraSite Holdings, Inc., Series B: (3)
 12.50% 2010                                                                                                     1,000       375
 0%/12.875% 2010 (2)                                                                                             1,250       331
 10.75% 2010                                                                                                       500       187
 0%/12.00% 2008 (2)                                                                                                500       162
 0%/11.25% 2009 (2)                                                                                                500       152
Cingular Wireless LLC 5.625% 2006                                                                                1,000     1,052
Dobson Communications Corp. 10.875% 2010                                                                         1,000       850
Dobson/Sygnet Communications Co. 12.25% 2008                                                                       250       192
Triton PCS, Inc. 9.375% 2011                                                                                     1,000       835
Cricket Communications, Inc.: (3)(4)
 6.375% 2007                                                                                                     1,350       229
 6.188% 2007                                                                                                     1,440       245
Centennial Cellular Corp. 10.75% 2008                                                                              750       409
CFW Communications Co. 13.00% 2010 (3)                                                                           1,250       375
Rogers Cantel Inc. 9.75% 2016                                                                                      250       227
Microcell Telecommunications Inc., Series B, 14.00% 2006 (3)                                                     1,000        35
PageMart Wireless, Inc. 0%/11.25% 2008 (2)(3)(5)                                                                   750         -


Automobiles  -  3.44%
General Motors Acceptance Corp.:
 6.125% 2007                                                                                                     8,000     8,103
 8.00% 2031                                                                                                      2,500     2,521
 7.75% 2010                                                                                                      1,500     1,572
 6.875% 2011                                                                                                     1,000       999
Ford Motor Credit Co.:
 6.50% 2007                                                                                                      7,550     7,464
 7.375% 2011                                                                                                     1,750     1,704
 7.25% 2011                                                                                                      1,500     1,460
Ford Motor Co. 7.45% 2031                                                                                        1,000       872
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                                                      3,000     3,432
 7.30% 2012                                                                                                      3,000     3,372


Electric Utilities  -  2.94%
Southern Power Co., Series B, 6.25% 2012                                                                         6,000     6,351
Virginia Electric and Power Co., 2002-A, 5.375% 2007                                                             2,750     2,916
Dominion Resources, Inc.:
 5.125% 2009                                                                                                     1,500     1,522
 Series 2002-C, 5.70% 2012                                                                                         675       702
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                                         500       537
Homer City Funding LLC  8.734% 2026                                                                              1,000       826
Edison International 6.875% 2004                                                                                   760       711
Edison Mission Energy:
 7.73% 2009                                                                                                      1,500       697
 10.00% 2008                                                                                                     1,000       485
 9.875% 2011                                                                                                       875       416
Mission Energy Holding Co. 13.50% 2008                                                                           2,700       634
Midwest Generation, LLC, Series B, 8.56% 2016 (6)                                                                  900       557
American Electric Power Co., Inc., Series A, 6.125% 2006                                                         2,950     2,908
Constellation Energy Group, Inc. 6.125% 2009                                                                     2,550     2,611
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                                                      1,000       931
 7.75% 2027                                                                                                        620       563
Commonwealth Edison Co. 6.95% 2018                                                                                 700       772
Exelon Generation Co., LLC 6.95% 2011                                                                              600       650
Oncor Electric Delivery Co. 6.375% 2012 (1)                                                                      1,050     1,083
Progress Energy, Inc. 6.05% 2007                                                                                 1,000     1,066


Banks & thrifts  -  2.57%
Abbey National PLC: (4)
 7.35% (undated)                                                                                                 3,000     3,296
 6.70% (undated)                                                                                                 1,300     1,391
Washington Mutual Bank, FA 6.875% 2011                                                                           1,250     1,404
Washington Mutual Finance 8.25% 2005                                                                               800       901
Washington Mutual, Inc.:
 5.625% 2007                                                                                                       750       803
 4.375% 2008                                                                                                       750       765
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (4)                                                   3,000     3,303
Royal Bank of Scotland Group PLC 7.648% (undated) (4)                                                            2,250     2,614
National Westminster Bank:
 9.375% 2003                                                                                                       276       294
 7.75% (undated) (4)                                                                                               250       285
Barclays Bank PLC: (1)(4)
 6.86% callable perpetual core tier one notes (undated)                                                          2,000     2,057
 7.375% (undated)                                                                                                  500       575
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                                               1,500     1,771
Bank of America Corp. 5.125% 2014                                                                                1,500     1,529
AB Spintab 7.50% (undated) (1)  (4)                                                                                750       828
Bank of Scotland 7.00% (undated) (1)  (4)                                                                          480       527
Chevy Chase Bank, FSB 9.25% 2008                                                                                   500       497
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                                   350       441
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                                   250       251


Hotels, restaurants & leisure  -  2.44%
Starwood Hotels & Resorts Worldwide, Inc.:(1)
 7.375% 2007                                                                                                     2,730     2,696
 7.875% 2012                                                                                                     1,075     1,070
Mirage Resorts, Inc. 6.625% 2005                                                                                 2,000     2,050
MGM Mirage, Inc. 8.50% 2010                                                                                        875       969
Premier Parks Inc. 9.75% 2007                                                                                    1,000       975
Six Flags, Inc. 8.875% 2010                                                                                      1,000       945
Royal Caribbean Cruises Ltd.:
 8.75% 2011                                                                                                      1,125     1,052
 7.00% 2007                                                                                                        925       828
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                            1,500     1,601
Buffets, Inc. 11.25% 2010 (1)                                                                                    1,400     1,330
Harrah's Operating Co., Inc. 7.50% 2009                                                                          1,000     1,119
Ameristar Casinos, Inc. 10.75% 2009                                                                              1,000     1,100
Mohegan Tribal Gaming Authority 8.375% 2011                                                                      1,000     1,056
Florida Panthers Holdings, Inc. 9.875% 2009                                                                      1,000     1,045
YUM  Brands, Inc. 7.70% 2012                                                                                     1,000     1,045
Hyatt Equities, LLC 6.875% 2007 (1)                                                                              1,000       997
Boyd Gaming Corp. 9.25% 2009                                                                                       750       819
International Game Technology:
 7.875% 2004                                                                                                       500       522
 8.375% 2009                                                                                                       250       279
Station Casinos, Inc. 8.375% 2008                                                                                  500       534
Argosy Gaming Co. 9.00% 2011                                                                                       250       266


Health care provideres & services  -  1.76%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (7)                                                                                                  4,500     4,731
 8.85% 2007                                                                                                      2,000     2,233
 7.00% 2007                                                                                                      1,000     1,063
HCA - The Healthcare Co. 8.75% 2010                                                                              1,000     1,153
Aetna Inc.:
 7.875% 2011                                                                                                     2,350     2,645
 7.375% 2006                                                                                                     1,650     1,790
UnitedHealth Group Inc. 5.20% 2007                                                                               1,000     1,059
Humana Inc. 7.25% 2006                                                                                             750       806
PacifiCare Health Systems, Inc. 10.75% 2009                                                                        500       537
Integrated Health Services, Inc., Series A: (3) (5)
 9.25% 2008                                                                                                      2,000        40
 9.50% 2007                                                                                                        750        15


Multi-utilities & unregulated power  -  1.61%
Cilcorp Inc.:
 9.375% 2029                                                                                                     2,000     2,437
 8.70% 2009                                                                                                      1,000     1,125
AES Corp.:
 9.50% 2009                                                                                                      3,600     2,223
 9.375% 2010                                                                                                     1,275       771
AES Ironwood, LLC 8.857% 2025 (6)                                                                                1,242       869
AES Drax Holdings Ltd., Series B, 10.41% 2020 (6)                                                                1,350       736
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                                                       1,000       674
Southern Natural Gas Co. 8.00% 2032                                                                              1,750     1,545
Gemstone Investors Ltd. 7.71% 2004 (1)                                                                           1,520     1,169
El Paso Corp. 7.875% 2012 (1)                                                                                    1,000       701
Williams Companies, Inc. 8.125% 2012 (1)                                                                         3,130     2,144
Williams Holdings of Delaware, Inc. 6.25% 2006                                                                     500       350


Diversified financials  -  1.49%
CIT Group Inc.:
 6.875% 2009                                                                                                     2,500     2,693
 7.375% 2007                                                                                                     1,500     1,637
 5.75% 2007                                                                                                      1,500     1,555
 7.75% 2012                                                                                                      1,250     1,406
 5.91% 2005                                                                                                      1,000     1,033
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                                1,700     1,788
USA Education, Inc. 5.625% 2007                                                                                  3,250     3,538


Consumer finance  -  1.39%
Capital One Bank:
 6.65% 2004                                                                                                      2,250     2,226
 6.875% 2006                                                                                                     1,500     1,452
 6.375% 2003                                                                                                       500       499
Capital One Financial Corp.:
 7.125% 2008                                                                                                     1,500     1,391
 8.75% 2007                                                                                                        800       783
Capital One Capital I 3.257% 2027 (1)  (4)                                                                         250       138
Household Finance Corp.:
 6.75% 2011                                                                                                      1,850     1,976
 7.00% 2012                                                                                                      1,000     1,097
 6.375% 2011                                                                                                     1,000     1,047
 7.35% 2032                                                                                                        800       865
MBNA Corp. 6.75% 2008                                                                                              500       534
Providian Financial Corp. 9.525% 2027 (1)                                                                          750       436
Advanta Capital Trust I, Series B, 8.99% 2026                                                                      500       250


Commercial services & supplies  -  1.28%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                                     2,500     2,494
 7.625% 2006                                                                                                     1,500     1,500
 Series B, 8.875% 2008                                                                                           1,000     1,020
 8.50% 2008                                                                                                        750       757
Waste Management, Inc.:
 7.375% 2010                                                                                                     1,400     1,534
 7.00% 2006                                                                                                      1,000     1,066
WMX Technologies, Inc. 7.10% 2026                                                                                  500       507
Cendant Corp.:
 7.75% 2003                                                                                                      1,500     1,538
 6.875% 2006                                                                                                     1,265     1,314
Safety-Kleen Corp. 9.25% 2009 (3) (5)                                                                            1,000        20


Food & drug retailing  -  1.18%
Delhaize America, Inc.:
 7.375% 2006                                                                                                     5,645     5,522
 8.125% 2011                                                                                                     1,850     1,793
 9.00% 2031                                                                                                      1,910     1,719
SUPERVALU INC. 7.50% 2012                                                                                        1,000     1,080
CVS Corp. 6.117% 2013 (1)  (6)                                                                                     500       521
Rite Aid Corp. 6.875% 2013                                                                                         275       200


Metals  & mining  -  1.16%
Steel Dynamics, Inc. 9.50% 2009                                                                                  2,750     2,894
Inco Ltd.:
 7.20% 2032                                                                                                      2,000     1,984
 7.75% 2012                                                                                                        500       558
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                                                      1,000       977
 7.50% 2006                                                                                                        100        93
Oregon Steel Mills, Inc. 10.00% 2009 (1)                                                                         1,000     1,020
AK Steel Holding Corp. 7.75% 2012 (1)                                                                            1,000     1,012
Luscar Coal Ltd. 9.75% 2011                                                                                        750       807
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                                            500       525
Allegheny Technologies, Inc. 8.375% 2011                                                                           500       502
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (3)                                                                 2,500       200


Electronic equipment  & instruments  -  1.05%
Solectron Corp.:
 9.625% 2009                                                                                                     2,825     2,768
 Series B, 7.375% 2006                                                                                           1,025       958
Sanmina-SCI Corp. 10.375% 2010 (1)                                                                               3,000     3,045
Flextronics International Ltd.:
 9.75% 2010                                                                                     Euro             2,000     2,168
 9.875% 2010                                                                                                     $ 625       677


Insurance  -  0.89%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (6)                                                         2,250     2,612
CNA Financial Corp. 6.60% 2008                                                                                   1,236     1,203
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                               1,000     1,110
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                                     1,000     1,049
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                                               750       798
Monumental Global Funding Trust II-2002-A 5.20% 2007 (1)                                                           750       786
ReliaStar Financial Corp. 8.00% 2006                                                                               250       286
Equitable Life Assurance Society of the United States 6.95% 2005 (1)                                               250       272
XL Capital Finance (Europe) plc  6.50% 2012                                                                         45        49


Oil & gas  -  0.89%
Newfield Exploration Co. 8.375% 2012                                                                             3,000     3,205
ConocoPhillips 4.75% 2012 (1)                                                                                    2,000     2,015
Devon Financing Corp., ULC 6.875% 2011                                                                             750       837
Clark Refining & Marketing, Inc. 8.875% 2007                                                                       750       694
Reliance Industries Ltd., Series B, 10.25% 2097                                                                    500       524
Teekay Shipping Corp. 8.875% 2011                                                                                  500       516
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (6)                                                            500       318


Containers & packaging  -  0.85%
Owens-Brockway Glass Container Inc.:
 8.75% 2012 (1)                                                                                                  2,250     2,295
 8.875% 2009                                                                                                     1,500     1,552
Jefferson Smurfit Corp. (US) 8.25% 2012 (1)                                                                      2,000     2,050
Stone Container Corp. 9.75% 2011                                                                                   500       537
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                          1,450     1,363


Multiline retail  -  0.85%
J.C. Penney Co., Inc:
 8.25% 2022 (6)                                                                                                  2,700     2,362
 7.40% 2037                                                                                                      1,585     1,609
 9.75% 2021 (6)                                                                                                  1,000       962
 7.60% 2007                                                                                                        500       509
 7.95% 2017                                                                                                        500       452
 7.65% 2016                                                                                                        500       442
 7.125% 2023                                                                                                       500       423
Dillard's, Inc. 6.30% 2008                                                                                         700       655
Saks Inc. 7.375% 2019                                                                                              400       316


Paper & forest products  -  0.78%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                                      1,380     1,318
 8.125% 2011                                                                                                     1,000       955
 9.50% 2022                                                                                                      1,000       890
Potlatch Corp. 10.00% 2011                                                                                       1,250     1,375
Weyerhaeuser Co. 6.125% 2007                                                                                     1,000     1,072
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)                                                      1,000       727
Pindo Deli Finance Mauritius Ltd.: (3)
 10.25% 2002                                                                                                     1,500       330
 10.75% 2007                                                                                                       750       174
Kappa Beheer BV 10.625% 2009                                                                    Euro               250       279


Road & rail  -  0.75%
TFM, SA de CV:
 12.50% 2012 (1)                                                                                               $ 1,795     1,817
 10.25% 2007                                                                                                       800       752
 12.50% 2012                                                                                                       380       385
 11.75% 2009                                                                                                       285       280
Kansas City Southern Railway Co. 7.50% 2009                                                                      1,500     1,590
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (1)  (6)                                                                                  948     1,016
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023 (6)                                      500       550
Burlington Northern and Santa Fe Railway Co., Series 2002-2, 5.14% 2021(6)                                         500       515


Household durables  -  0.75%
Lennar Corp.:
 9.95% 2010                                                                                                      2,000     2,190
 7.625% 2009                                                                                                       500       518
Pulte Homes, Inc. 7.875% 2032                                                                                    1,750     1,803
Beazer Homes USA, Inc. 8.375% 2012                                                                               1,000     1,035
Toll Brothers, Inc. 6.875% 2012 (1)                                                                                750       774
Ryland Group, Inc. 9.75% 2010                                                                                      500       550


Real estate  -  0.75%
Host Marriott, LP, Series E, 8.375% 2006                                                                         1,500     1,493
EOP Operating LP:
 6.75% 2012                                                                                                        750       807
 8.10% 2010                                                                                                        500       567
First Industrial, LP 6.875% 2012                                                                                 1,250     1,350
United Dominion Realty Trust, Inc. 6.50% 2009                                                                    1,000     1,068
Rouse Co. 7.20% 2012                                                                                               750       774
Kimco Realty Corp. 6.00% 2012                                                                                      500       512
ProLogis Trust 7.05% 2006                                                                                          250       274


Specialty retail  -  0.65%
Staples, Inc. 7.375% 2012 (1)                                                                                    2,000     2,200
Gap, Inc.:
 10.55% 2008                                                                                                     1,020     1,117
 6.90% 2007                                                                                                        500       490
Office Depot, Inc. 10.00% 2008                                                                                   1,000     1,145
Toys "R" Us, Inc. 7.625% 2011                                                                                    1,060     1,028


Auto components  -  0.65%
ArvinMeritor, Inc. :
 8.75% 2012                                                                                                      3,725     3,938
 6.625% 2007                                                                                                     1,250     1,250
Dura Operating Corp., Series B, 8.625% 2012                                                                        750       758


Communications equipment  -  0.65%
Motorola, Inc.:
 8.00% 2011                                                                                                      2,800     2,904
 5.22% 2097                                                                                                      1,000       673
 7.625% 2010                                                                                                       500       513
 7.50% 2025                                                                                                        500       455
 6.50% 2028                                                                                                        250       213
Nortel Networks Ltd. 6.125% 2006                                                                                 1,750     1,181


Industrial conglomerates  -  0.59%
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                                                           1,250     1,339
 6.00% 2012                                                                                                      1,000     1,082
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                                              1,000     1,067
Hutchison Whampoa Finance Ltd. 7.45% 2017 (1)                                                                      500       521
Tyco International Group SA 6.375% 2011                                                                          1,520     1,424


Chemicals -  0.51%
Lyondell Chemical Co. 9.50% 2008 (1)                                                                             2,300     2,151
Equistar Chemicals, LP 8.75% 2009                                                                                  750       657
Dow Chemical Co. 6.00% 2012                                                                                      1,800     1,843



Aerospace  & defense  -  0.33%
BAE SYSTEMS 2001 Asset Trust, Series 2001:(1)(6)
 Class B, 7.156% 2011                                                                                              711       759
 Class G, MBIA insured, 6.664% 2013                                                                                681       735
TRW Inc. 7.75% 2029                                                                                              1,250     1,479


Semiconductor equipment & products  -  0.27%
Fairchild Semiconductor Corp. 10.50% 2009                                                                        1,925     2,089
ON Semiconductor Corp. 12.00% 2008 (1)                                                                             500       370


Other   industries -  1.18%
Hasbro, Inc. 7.95% 2003                                                                                          2,000     2,015
NiSource Finance Corp. 7.625% 2005                                                                               1,250     1,306
Northwest Airlines, Inc. 9.875% 2007                                                                             2,000     1,290
Terex Corp. 9.25% 2011                                                                                           1,250     1,145
Levi Strauss & Co. 12.25% 2012 (1)                                                                               1,000       985
Gruma, SA de CV 7.625% 2007                                                                                      1,000       983
Xerox Capital (Europe) PLC 5.875% 2004                                                                           1,000       960
Electronic Data Systems Corp. 7.125% 2009                                                                          750       772
Atlas Air, Inc., Series 1998-1, Class A, 7.38% 2018 (6)                                                            812       534
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
Series 2002-E, 4.33% 2006                                                                                          500       508
Deere & Co. 8.95% 2019                                                                                             250       299
Exodus Communications, Inc. 11.625% 2010 (3)                                                                       438        22
Jet Equipment Trust: (1)
 Series 1994-A, 11.79% 2013                                                                                        250         3
 Series 1995-D, 11.44% 2014                                                                                        300         -


Mortgage-backed obligations  (6)  -  9.56%
Agency Pass-Throughs:
 Fannie Mae:
  5.50% 2016 - 2018                                                                                              8,105     8,400
  6.50% 2016 - 2031                                                                                              7,535     7,960
  6.00% 2013 - 2017                                                                                              5,588     5,852
  7.00% 2026                                                                                                       525       557
  7.50% 2031                                                                                                       333       354
  10.00% 2018                                                                                                       69        78
 Government National Mortgage Assn.:
  7.50% 2023 - 2032                                                                                              5,059     5,416
  9.00% 2027                                                                                                     4,619     5,141
  8.00% 2023 - 2031                                                                                              3,253     3,532
  7.00% 2023 - 2029                                                                                              2,235     2,387
 6.00% 2033                                                                                                      2,130     2,216
 5.50% 2017                                                                                                      1,628     1,703
 6.50% 2025 - 2028                                                                                                 740       782
 10.00% 2019                                                                                                       146       168
 9.50% 2021                                                                                                        141       160
 Freddie Mac:
  5.00% 2018                                                                                                     2,750     2,818
  6.00% 2032                                                                                                     2,247     2,326
 Small Business Administration, Series 2001-20J, 5.76% 2021                                                        771       831
Commerical mortgage-backed obligations:
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                                                         1,250     1,399
  Series 2001-CK6, Class A-2, 6.103% 2036                                                                        1,230     1,362
  Series 2001-CF2, Class A-2, 5.935% 2034                                                                        1,000     1,085
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                                         868       907
  Series 1998-C1, Class A-1A, 6.26% 2040                                                                           739       784
 Bear Stearns Commercial Mortgage Securities Inc:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                                         1,520     1,792
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                                          750       852
  Series 2002-HOME, Class A, 2.039% 2013 (1)  (4)                                                                  735       734
 Merrill Lynch Mortgage Investors, Inc:
  Series 1999-C1, Class A-2, 7.56% 2031                                                                          1,500     1,741
  Series 1995-C3, Class A-3, 7.111% 2025 (4)                                                                     1,090     1,151
  GS Mortgage Securities Corp. II, Series 1998-C1: (4)
  Class E, 7.209% 2030                                                                                           1,250     1,233
  Class D, 7.209% 2030                                                                                           1,000     1,076
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                                                       1,000     1,143
  Series 1998-HF2, Class A-2, 6.48% 2030                                                                         1,000     1,123
 Chase Commercial Mortgage Securities Corp., Class A-2:
  Series 1998-1, 6.56% 2030                                                                                      1,250     1,406
  Series 1998-2, 6.39% 2030                                                                                        750       841
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                                        1,250     1,391
  Series 2002-HQ, Class A-1, 4.59% 2034                                                                            815       846
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3,
Class A-2, 6.592% 2033                                                                                           1,250     1,414
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                                     1,256     1,344
 Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                                           1,165     1,260
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
Class A-1, 5.585% 2034                                                                                           1,173     1,258
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                                 1,000     1,131
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class B, 7.619% 2031                                                                                750       882
 GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (1)                                            744       781
 First Union-Lehman Brothers-Bank of America Commerical Mortgage Trust,
Series 1998-C2, 6.28% 2035                                                                                         630       675
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                           500       606
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                            500       563
 DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (1)                                        206       208
Agency collateralized mortgage obligations:
 Fannie Mae:
  Series 2002-W1, Class 2A, 7.50% 2042                                                                             873       940
  Series 2002-W3, Class A-5, 7.50% 2028                                                                            868       929
  Series 2001-4, Class GA, 10.101% 2025 (4)                                                                        612       719
  Series 2001-T10, Class A-1, 7.00% 2041                                                                           581       617
  Series 2001-50, Class BA, 7.00% 2041                                                                             581       607
  Series 2001-20, Class C, 11.723% 2031 (4)                                                                        416       505
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                                1,000     1,019
Private issue pass-through obligations:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.522% 2027 (1)  (4)                                 350       379
Private issue collateralized mortgage obligations:
 Residential Funding Mortgage Securities I, Inc., Series 2001-S1, Class A-1, 7.00% 2016                             74        76


Asset backed obligations (6) -  3.58%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                                                            1,250     1,275
 Series 2000-A, Class BV-2, 4.22% 2031 (4)                                                                       1,000       862
 Series 2002-B, Class A-2, 5.31% 2033                                                                              500       509
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029                                           1,750       879
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                          750       753
Green Tree Financial Corp., Class B-2:
 Series 1995-6, 8.00% 2026                                                                                         938       301
 Series 1996-5, 8.45% 2027                                                                                         966       126
 Series 1997-8, 7.75% 2028                                                                                         492        74
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                           2,500     2,656
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-3FX, 6.298% 2012                                                                                        1,663     1,680
 Class A-2FX, 4.685% 2012                                                                                          623       631
MMCA Auto Owner Trust, Series 2002-1:
 Class A-3, 4.15% 2006                                                                                         $ 1,000   $ 1,032
 Class C, 6.20% 2010                                                                                               912       922
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2022                                                                           1,383     1,216
 Series 1999-1, Class B, 6.795% 2020                                                                               493       321
 Series 1998-3, Class C-2, 7.25% 2005                                                                              500       250
 Series 1997-1, Class C-1, 7.42% 2008 (4)                                                                          243       121
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series
2002-A, 6.72% 2025                                                                                               1,800     1,811
United Air Lines, Inc.: (3)
 Series 2000-1, Class A-2, 7.73% 2012                                                                            1,675     1,290
 1991 Equipment Trust Certificates, Series A, 10.11% 2006                                                          386       100
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2,
Class A-4, AMBAC insured, 6.43% 2016                                                                             1,250     1,301
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3,
FSA insured, 2.72% 2007                                                                                          1,250     1,269
CPS Auto Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (1)                                           1,250     1,266
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                                                   1,250     1,264
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                          1,000     1,058
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                                                      1,000     1,056
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                                 1,000     1,045
Banco Itau SA, XLCA insured, 2.505% 2007 (1)  (4)                                                                1,000       990
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)                                    871       898
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                                    750       781
U.S. Airways Pass Through Trust, MBIA insured, Class G:
 Series 2000-3,  7.89% 2020                                                                                        475       497
 Series 2001-1,  7.076% 2022                                                                                       242       250
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.12% 2010 (1)  (4)                               750       728
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022                                                     846       726
Metris Master Trust, Series 2001-1, Class A, 1.64% 2007 (4)                                                        750       725
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                                      709       709
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                                    475       504
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                                      464       487
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013                                                         500       365
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015 (1)                                                       250        33


U.S. Treasury bonds & notes  -  12.34%
 6.75% 2005                                                                                                     25,000    27,872
 5.75% 2005                                                                                                     23,000    25,426
 7.50% 2016                                                                                                      9,000    11,780
 5.625% 2008                                                                                                    10,000    11,349
 6.00% 2009                                                                                                    $ 6,750   $ 7,849
 6.00%  2004                                                                                                     6,500     6,979
 3.375% 2007 (8)                                                                                                 4,863     5,250
 4.75% 2008                                                                                                      4,000     4,368
 7.875% 2021                                                                                                     2,750     3,775
 8.875% 2017                                                                                                     1,750     2,561
 5.00% 2011                                                                                                      2,000     2,198
 10.375% 2012 (7)                                                                                                1,000     1,337
 7.25% 2004                                                                                                      1,000     1,094
 10.375% 2009                                                                                                      500       579
 6.25% 2003                                                                                                        500       503


Federal agency obligations  -  3.43%
Freddie Mac:
 5.25% 2006                                                                                                      4,750     5,160
 4.75% 2012                                                                                                      5,000     4,999
 5.00% 2004                                                                                                      4,750     4,976
 4.25% 2005                                                                                                      2,750     2,897
Fannie Mae:
 7.00% 2005                                                                                                      3,500     3,925
 6.00% 2005                                                                                                      3,250     3,598
 7.25% 2030                                                                                                        750       943
Federal Home Loan Bank 4.875% 2004                                                                               4,655     4,858


Non-U.S. government obligations   -  1.79%
United Mexican States Government Eurobonds, Global:
 8.625% 2008                                                                                                     2,500     2,879
 9.875% 2010                                                                                                     1,000     1,230
 11.375% 2016                                                                                                      750     1,007
 10.375% 2009                                                                                                      500       617
Deutschland Republic 5.25% 2008                                                                 Euro             4,400     4,991
Panama (Republic of):
 9.375% 2023                                                                                                   $ 2,603     2,688
 8.875% 2027                                                                                                     1,000       993
 Interest Reduction Bond 5.00% 2014 (4)                                                                            112       100
Canadian Government 4.916% 2026 (8)                                                             C$                           850156
Philippines (Republic of) 9.875% 2019                                                                            $ 500       496
Brazil (Federal Republic of) 14.50% 2009                                                                           500       416
Argentina (Republic of) 7.00%/15.50% 2008 (2) (9)                                                                  562       126

Total bonds & notes (cost: $749,995,000)                                                                                 739,540

                                                                                                   Shares or principal
Stocks (common & preferred)                                                                                     amount

Banks & thrifts  -  1.36%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
(Japan) (1)  (4)                                                                                            $3,350,000     2,977
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
(undated) (1)  (4)                                                                                            $650,000       550
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred
(undated)(France)(1)  (4)                                                                                   $1,175,000     1,338
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)                                  $850,000     1,040
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
preferred (undated)(United Kingdom)(1) (4)                                                                  $1,500,000     1,848
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
preferred (undated)(Japan) (1)  (4)                                                                         $1,500,000     1,318
DBS Capital Funding Corp. 7.657% noncumulative guaranteed preferred
(undated)(Singapore) (1)  (4)                                                                                 $750,000       834
First Republic Capital Corp., Series A, 10.50% preferred (1)                                                       750       750
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred
(undated)(Japan) (1)  (2)                                                                                     $750,000       738
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (4)                                     $500,000       549
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                                 20,000       535


Wireless telecommunication services  -  0.38%
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009  (10) (11)                             1,053     1,000
Nextel Communications, Inc, Class A  (1) (11)                                                                   26,609       307
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (10)(11)                              1,644     1,134
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (10)(11)                                   1,539       754
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008 (10)(11)                                     648       291



Other   industries -  0.64%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (Hong Kong) (1)                                                                                      65,000     1,763
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(Netherlands) (4)                    $ 1,500,000     1,747
Ford Motor Company Capital Trust II 6.50% cumulative convertible trust preferred 2032                      $ 1,220,000       997
ProLogis Trust, Series D, 7.92% preferred                                                                       36,800       922
Sinclair Capital 11.625% preferred 2009                                                                          2,500       264
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (1)(5)(10)(11)                                      90,909        94
Clarent Hospital Corp.  (11)                                                                                    15,070        38
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (10) (11)                                        5,000         3
NTL Inc., warrants, expire 2008  (1)(5) (11)                                                                       238         -
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1) (5) (11)                                               1,000         -


Total Stocks (cost: $21,693,000)                                                                                          21,791



                                                                                                             Principal    Market
                                                                                                                amount     value
Convertible debentures                                                                                            (000)     (000)

Electronic equipment & instruments  -  0.74%
Solectron Corp. 0% LYON 2020                                                                                   $ 9,150   $ 4,689
Solectron Corp. 0% LYON 2020                                                                                       903       559
Celestica Inc. 0% 2020                                                                                           1,700       788
SCI Systems, Inc. 3.00% 2007                                                                                     1,000       714


COMMUNICATIONS EQUIPMENT  -  0.51%
Juniper Networks, Inc. 4.75% 2007                                                                                2,500     1,950
Corning Inc. 0% 2015                                                                                             2,472     1,397
American Tower Corp. 5.00% 2010                                                                                  2,000     1,305


Semiconductor equipment & products  -  0.45%
Analog Devices, Inc. 4.75% 2005                                                                                  1,270     1,268
RF Micro Devices, Inc. 3.75% 2005                                                                                1,000       870
Conexant Systems, Inc. 4.00% 2007                                                                                1,500       699
LSI Logic Corp. 4.00% 2005                                                                                         700       627
TriQuint Semiconductor, Inc. 4.00% 2007                                                                            500       389
Cypress Semiconductor Corp. 3.75% 2005                                                                             330       265


Diversified telecommunication services  -  0.44%
Bell Atlantic Financial Services, Inc. 4.25% 2005 (1)                                                            2,000     2,105
Hellenic Exchangeable Finance SCA 2.00% exchangeable 2005 (Greece)                              Euro             1,750     1,906


Internet & catalog retail   -  0.43%
Amazon.com, Inc. 6.875% PEACS 2010                                                                               4,300     3,272
Amazon.com, Inc. 4.75% 2009                                                                                        900       665


Office electronics  -  0.35%
Xerox Corp. 0.57% 2018                                                                                           5,000     3,175


Health care providers & services  -  0.11%
Omnicare, Inc. 5.00% 2007                                                                                        1,000       959


Total convertible debentures (cost: $27,771,000)                                                                          27,602

Miscellaneous  -  0.32%
Other equity securities in initial period of acquisition                                                                   2,874

Total equity securities (cost: $49,464,000)                                                                               52,267


                                                                                                             Principal    Market
                                                                                                                amount     value
Short-term securities                                                                                             (000)     (000)

Corporate short-term notes  -  11.02%
Harvard University 1.29% due 1/17/03                                                                          $ 17,500  $ 17,489
General Electric Capital Corp. 1.25% due 1/2/03                                                                 13,800    13,799
Enterprise Funding Corp. 1.35% due 1/13/03 (1)                                                                  13,600    13,594
Motiva Enterprises LLC 1.30% due 1/6/03                                                                         12,500    12,497
Harley-Davidson Funding Corp. 1.31% due 1/23/03 (1)                                                             11,500    11,490
Kraft Foods Inc. 1.30% due 1/21/03                                                                              10,000     9,993
Triple-A One Funding Corp. 1.35% due 1/14/03 (1)                                                                 7,800     7,796
Archer Daniels Midland Co. 1.32% due 2/25/03 (1) (7)                                                             6,200     6,187
Abbott Laboratories Inc. 1.30% due 1/23/03 (1)                                                                   5,000     4,996
Kimberly-Clark Worldwide Inc. 1.28% due 1/17/03 (1)                                                              3,000     2,998


Federal agency discount notes  -  2.04%
Federal Home Loan Bank 1.25%-1.27% due 1/3-2/7/03                                                               16,473    16,460
Fannie Mae 1.25% due 2/10/03                                                                                     2,200     2,197
Total short-term securities (cost: $119,496,000)                                                                         119,496


Total investment securities (cost: $918,955,000)                                                                         911,303
Other assets less liabilities                                                                                              3,587

Net assets                                                                                                              $914,890

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Company not making interest payments;
    bankruptcy proceedings pending.
(4) Coupon rate may change periodically.
(5) Valued under fair value procedures adopted by authority of the Board of Trustees.
(6) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) Scheduled interest payment not made, reorganization pending.
(10) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(11) Security did not produce income during the last 12 months.

See Notes to Financial Statements

HIGH-INCOME BOND FUND
Investment portfolio, December 31, 2002



                                                                                             Principal           Market
                                                                                                amount            value
Bonds & notes                                                                                     (000)            (000)

MEDIA  -  12.63%
ACME Intermediate Holdings, LLC, Series B, 12.00% 2005                                         $ 8,911      $     8,956
Young Broadcasting Inc.:
 10.00% 2011                                                                                     5,843            5,858
 Series B, 9.00% 2006                                                                            1,639            1,625
 Series B, 8.75% 2007                                                                               85               83
Emmis Communications Corp. 0%/12.50% 2011 (1)                                                    6,963            5,623
Big City Radio, Inc. 11.25% 2005 (2)(3)                                                          6,250            4,921
Charter Communications Holdings, LLC:
 0%/13.50% 2011 (1)                                                                              3,125              766
 10.00% 2009                                                                                     1,500              652
 Charter Communications Holdings Capital Corp.
 0%/12.125% 2012 (1)                                                                             2,575              579
 0%/11.75% 2010 (1)                                                                              1,775              515
 0%/9.92% 2011 (1)                                                                               1,250              425
 10.75% 2009                                                                                       500              222
 0%/11.75% 2011 (1)                                                                                250               61
Avalon Cable Holdings LLC 0%/11.875% 2008 (1)  (4)                                                 500              312
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                           3,250            3,412
Liberty Media Corp.:
 7.875% 2009                                                                                     1,575            1,711
 8.25% 2030                                                                                      1,500            1,583
RH Donnelley Inc.: (5)
 10.875% 2012                                                                                    2,125            2,327
 8.875% 2010                                                                                       500              537
Radio One, Inc., Series B, 8.875% 2011                                                           2,500            2,687
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                    2,850            2,597
FrontierVision 11.00% 2006 (2)                                                                   2,500            1,900
Adelphia Communications Corp. 10.25% 2011 (2)                                                      980              392
Century Communications Corp. 0% 2003                                                             1,000              235
Hollinger Participation Trust 12.125% 2010 (5) (6) (7)                                           2,624            2,479
Univision Communications Inc. 7.85% 2011                                                         2,000            2,272
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                           1,150            1,156
 Series D, 9.625% 2008                                                                             975              968
Chancellor Media Corp. of Los Angeles, Series B, 8.75% 2007                                      2,000            2,097
Antenna TV SA 9.00% 2007                                                                         2,750            1,952
Regal Cinemas Corp., Series B, 9.375% 2012                                                       1,500            1,605
Gray Communications Systems, Inc. 9.25% 2011                                                       750              811
LBI Media, Inc. 10.125% 2012 (5)                                                                   750              787
AMC Entertainment Inc. 9.50% 2009                                                                  750              746
EchoStar DBS Corp. 9.125% 2009                                                                     500              529
NextMedia Operating, Inc. 10.75% 2011                                                              500              528
Lin Holdings Corp. 0%/10.00% 2008 (1)  (4)                                                         500              513
RBS Participacoes SA 11.00% 2007 (5)                                                             1,000              450
Sun Media Corp. 9.50% 2007                                                                         325              335
Globo Comunicacoes e Participacoes Ltda., Series B:
 10.50% 2006 (5)                                                                                   630              175
 10.50% 2006                                                                                       360              100


WIRELESS TELECOMMUNICATION SERVICES  -  10.43%
Nextel Partners, Inc.:
 0%/14.00% 2009 (1)                                                                              7,390            5,579
 12.50% 2009                                                                                     3,000            2,715
 11.00% 2010                                                                                     2,273            1,943
American Tower Corp. 9.375% 2009                                                                12,375            9,714
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                                              5,000            3,275
 10.625% 2007                                                                                    3,500            3,167
 10.75% 2011                                                                                     1,250            1,100
 0%/10.375% 2011 (1)                                                                               875              573
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                                               5,700            5,244
 9.75% 2007                                                                                      1,450            1,348
SpectraSite Holdings, Inc., Series B: (2)
 12.50% 2010                                                                                     5,000            1,875
 0%/12.00% 2008 (1)                                                                              5,250            1,706
 0%/11.25% 2009 (1)                                                                              4,125            1,258
 0%/12.875% 2010 (1)                                                                             3,500              927
 10.75% 2010                                                                                       500              187
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (1)                                                                             1,543            1,462
 10.625% 2010                                                                                    1,300            1,404
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                      1,250            1,289
 8.125% 2012                                                                                       800              806
 7.875% 2011                                                                                       405              408
Triton PCS, Inc.:
 0%/11.00% 2008 (1)                                                                              2,175            1,822
 9.375% 2011                                                                                       500              417
CFW Communications Co. 13.00% 2010 (2)                                                           6,375            1,912
American Cellular Corp. 9.50% 2009                                                               6,350            1,238
Alamosa (Delaware), Inc.:
 13.625% 2011                                                                                    2,300              770
 12.50% 2011                                                                                       500              152
Centennial Cellular Corp. 10.75% 2008                                                            1,000              545
Teletrac, Inc. 9.00% 2004 (3)(7)                                                                   579              464
Cricket Communications, Inc.:  (2)(6)
 6.188% 2007                                                                                     2,090              355
 6.375% 2007                                                                                       560               95
Microcell Telecommunications Inc., Series B, 14.00% 2006 (2)                                     4,750              166
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                               817               94
iPCS, Inc. 0%/14.00% 2010 (1)                                                                    1,200               54
PageMart Wireless, Inc. 0%/11.25% 2008 (1)(2)(3)                                                17,400                2


HOTELS, RESTAURANTS & LEISURE  -  6.50%
Premier Parks Inc.:
 0%/10.00% 2008 (1)                                                                              1,750            1,702
 9.75% 2007                                                                                      1,350            1,316
Six Flags, Inc.:
 9.50% 2009                                                                                      1,875            1,819
 8.875% 2010                                                                                       250              236
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                            4,000            4,270
MGM Mirage, Inc. 8.50% 2010                                                                      2,000            2,214
Mirage Resorts, Inc.:
 6.75% 2008                                                                                        500              509
 6.75% 2007                                                                                        500              508
Boyd Gaming Corp:
 9.25% 2009                                                                                      1,750            1,912
 7.75% 2012 (5)                                                                                  1,250            1,230
KSL Recreation Group, Inc. 10.25% 2007                                                           2,730            2,798
Ameristar Casinos, Inc. 10.75% 2009                                                              2,000            2,200
Buffets, Inc. 11.25% 2010 (5)                                                                    2,000            1,900
Hollywood Casino Corp. 11.25% 2007                                                               1,745            1,893
Station Casinos, Inc. 8.375% 2008                                                                1,500            1,601
Sbarro, Inc. 11.00% 2009                                                                         1,500            1,402
Mohegan Tribal Gaming Authority:
 8.375% 2011                                                                                     1,000            1,056
 8.00% 2012                                                                                        250              262
Royal Caribbean Cruises Ltd.:
 8.25% 2005                                                                                        750              724
 7.00% 2007                                                                                        350              313
International Game Technology 8.375% 2009                                                          500              557
Florida Panthers Holdings, Inc. 9.875% 2009                                                        500              522
YUM  Brands, Inc. 7.70% 2012                                                                       500              522
Eldorado Resorts LLC 10.50% 2006                                                                   500              502
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                      500              437
Argosy Gaming Co. 9.00% 2011                                                                       400              425
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                        300              304
Harrah's Operating Co., Inc. 7.125% 2007                                                           250              276
Mandalay Resort Group 10.25% 2007                                                                  250              276


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.09%
Sprint Capital Corp.:
 7.90% 2005                                                                                      4,090            4,133
 8.375% 2012                                                                                     2,500            2,492
 7.125% 2006                                                                                     2,230            2,210
 6.00% 2007                                                                                      2,325            2,199
 6.90% 2019                                                                                      1,000              822
 5.875% 2004                                                                                       150              149
 7.625% 2011                                                                                       135              128
Qwest Services Corp.: (5)
 13.50% 2010                                                                                     3,262            3,392
 13.00% 2007                                                                                     1,783            1,836
British Telecommunications PLC 7.125% 2011                                             Euro      3,500            4,120
VoiceStream Wireless Corp. 10.375% 2009                                                        $ 3,659            3,860
France Telecom 9.25% 2011                                                                        1,500            1,737
COLT Telecom Group PLC 12.00% 2006                                                               2,375            1,603
Telewest Communications PLC: (2)
 9.875% 2010                                                                                     3,050              564
 0%/11.375% 2010 (1)                                                                             2,000              250
 11.25% 2008                                                                                       875              162
TeleWest PLC: (2)
 11.00% 2007                                                                                     1,150              213
 9.625% 2006                                                                                        50                9
Comcast UK Cable Partners Ltd. 11.20% 2007                                                       1,250              837
PCCW-HKT Capital Ltd. 7.75% 2011 (5)                                                               500              538
Horizon PCS, Inc. 13.75% 2011                                                                    1,500              293
GT Group Telecom Inc. 0%/13.25% 2010, units (1)(2)                                               4,000               20
NEXTLINK Communications, Inc. 9.625% 2007 (2)                                                      500                3


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.80%
Solectron Corp.:
 9.625% 2009                                                                                     6,085            5,963
 Series B, 7.375% 2006                                                                             700              655
Sanmina-SCI Corp. 10.375% 2010 (5)                                                               5,250            5,329
Flextronics International Ltd.:
 9.875% 2010                                                                                     1,150            1,245
 8.75% 2007                                                                                        750              774
 9.75% 2010                                                                            Euro        500              542


FOOD PRODUCTS  -  2.50%
Fage Dairy Industry SA 9.00% 2007                                                              $ 6,000            5,820
Burns Philp Capital Pty Ltd. 9.75% 2012 (5)                                                      2,525            2,437
Smithfield Foods, Inc., Series A, 8.00% 2009                                                     2,250            2,306
Del Monte Corp. 8.625% 2012 (5)                                                                  1,250            1,281
Aurora Foods Inc., Series B, 9.875% 2007                                                         2,200            1,100


CONTAINERS & PACKAGING  -  2.47%
Tekni-Plex, Inc., Series B, 12.75% 2010                                                          5,300            4,982
Owens-Brockway Glass Container Inc.:
 8.75% 2012 (5)                                                                                  1,375            1,403
 8.875% 2009                                                                                     1,000            1,035
Owens-Illinois, Inc.:
 7.50% 2010                                                                                      1,275            1,179
 7.85% 2004                                                                                        250              248
 8.10% 2007                                                                                        250              243
Longview Fibre Co. 10.00% 2009                                                                   3,000            3,165
Stone Container Corp. 9.75% 2011                                                                   500              538



COMMERCIAL SERVICES & SUPPLIES  -  2.32%
Allied Waste North America, Inc:
 10.00% 2009                                                                                     8,375            8,354
 Series B, 8.875% 2008                                                                           1,250            1,275
 8.50% 2008                                                                                        500              505
Stericycle, Inc., Series B, 12.375% 2009                                                           650              748
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                            650              634
Iron Mountain Inc. 8.75% 2009                                                                      350              363
Cendant Corp. 6.875% 2006                                                                          125              130
Safety-Kleen Services, Inc. 9.25% 2008 (2)  (3)                                                  1,750               35


METALS & MINING  -  2.28%
Earle M. Jorgensen Co. 9.75% 2012                                                                2,750            2,812
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                                   2,400            2,346
AK Steel Holding Corp. 7.75% 2012 (5)                                                            2,000            2,025
Luscar Coal Ltd. 9.75% 2011                                                                      1,150            1,238
Steel Dynamics, Inc. 9.50% 2009                                                                  1,000            1,053
UCAR Finance Inc. 10.25% 2012                                                                    1,025              779
Oregon Steel Mills, Inc. 10.00% 2009 (5)                                                           700              714
Allegheny Technologies, Inc. 8.375% 2011                                                           500              502
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (2)                                                 4,100              328


OIL & GAS  -  2.24%
Pogo Producing Co.:
 8.75% 2007                                                                                      2,500            2,622
 10.375% 2009                                                                                    1,250            1,361
Clark Refining & Marketing, Inc. 8.875% 2007                                                     2,950            2,729
Port Arthur Finance Corp. 12.50% 2009 (4)(5)                                                       295              326
Western Oil Sands Inc. 8.375% 2012                                                               2,200            2,200
Newfield Exploration Co.:
 7.625% 2011                                                                                       900              951
 8.375% 2012                                                                                       675              721
Teekay Shipping Corp. 8.875% 2011                                                                  375              387
Petrozuata Finance, Inc., Series B, 8.22% 2017 (4) (5)                                             500              318


MULTILINE RETAIL  -  2.12%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                     2,300            1,714
 6.875% 2015                                                                                     2,000            1,710
 7.65% 2016                                                                                      1,400            1,239
 8.25% 2022 (4)                                                                                    900              788
 9.00% 2012 (5)                                                                                    505              518
 7.95% 2017                                                                                        500              453
 7.40% 2037                                                                                        255              259
 7.375% 2008                                                                                       250              251
  7.05% 2005                                                                                       100              102
Kmart Corp., Series 1995 K-2, 5.944% 2020 (4)                                                    1,999              741
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (4)                                      1,500              720
ShopKo Stores, Inc. 6.50% 2003                                                                   1,000              985
Saks Inc. 7.375% 2019                                                                            1,090              861
Dillard's, Inc. 6.30% 2008                                                                         700              655


PAPER & FOREST PRODUCTS  -  1.86%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                      1,700            1,624
 9.50% 2022                                                                                      1,500            1,335
 8.125% 2011                                                                                     1,250            1,194
Fort James Corp. 6.625% 2004                                                                     1,000              975
Potlatch Corp. 10.00% 2011                                                                       1,500            1,650
Riverwood International Corp. 10.875% 2008                                                       1,250            1,263
Advance Agro Capital BV 13.00% 2007                                                                915              801
Indah Kiat International Finance Co. BV 11.875% 2002 (8)                                         2,000              630
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (2)                                                  250               64
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (2)                                                  550              128


CONSUMER FINANCE  -  1.47%
Household Finance Corp.:
 6.40% 2008                                                                                      2,000            2,135
 6.375% 2011                                                                                     1,000            1,047
Capital One Financial Corp. 8.75% 2007                                                           2,430            2,378
Providian Financial Corp. 9.525% 2027 (5)                                                        3,500            2,034


HOUSEHOLD DURABLES  -  1.31%
Boyds Collection, Ltd., Series B, 9.00% 2008                                                     2,875            2,875
Beazer Homes USA, Inc.:
 8.375% 2012                                                                                     1,250            1,294
 8.875% 2008                                                                                       250              260
Lennar Corp. 9.95% 2010                                                                          1,000            1,095
Salton/Maxim Housewares, Inc. 10.75% 2005                                                        1,025            1,001
Ryland Group, Inc. 9.75% 2010                                                                      250              275


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.28%
Amkor Technology, Inc:
 9.25% 2006                                                                                      2,725            2,344
 9.25% 2008                                                                                        150              128
Fairchild Semiconductor Corp. 10.50% 2009                                                        2,075            2,251
Micron Technology, Inc. 6.50% 2005 (5)                                                           2,000            1,730
ON Semiconductor Corp. 12.00% 2008 (5)                                                             250              185


ELECTRIC UTILITIES  -  1.27%
Edison International 6.875% 2004                                                                 2,750            2,571
Edison Mission Energy:
 7.73% 2009                                                                                      3,125            1,453
 9.875% 2011                                                                                     1,125              534
Southern California Edison Co. 8.95% 2003                                                          700              698
Mission Energy Holding Co. 13.50% 2008                                                           2,425              570
Israel Electric Corp. Ltd. 7.75% 2027 (5)                                                          500              454
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                225              234
Oncor Electric Delivery Co. 6.375% 2012 (5)                                                         85               88


MACHINERY  -  1.21%
Terex Corp.:
 9.25% 2011                                                                                      1,875            1,718
 Class B, 10.375% 2011                                                                           1,760            1,628
AGCO Corp. 9.50% 2008                                                                            1,750            1,899
NMHG Holding Co. 10.00% 2009                                                                     1,000            1,005


FOOD & DRUG RETAILING  -  1.04%
Delhaize America, Inc.:
 7.375% 2006                                                                                     2,340            2,289
 9.00% 2031                                                                                      1,500            1,350
 8.125% 2011                                                                                     1,250            1,211
Rite Aid Corp.:
 6.875% 2013                                                                                       350              255
 6.875% 2028 (5)                                                                                   225              144
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                 200              147


HEALTH CARE PROVIDERS & SERVICES  -  0.92%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                      1,875            1,971
 7.00% 2007                                                                                        250              266
PacifiCare Health Systems, Inc. 10.75% 2009                                                      2,000            2,150
Integrated Health Services, Inc.: (2)  (3)
 Series A, 9.25% 2008                                                                            9,250              185
 Series A, 9.50% 2007                                                                            5,325              107
 10.25% 2006 (6)                                                                                 5,000              100


MULTI-UTILITIES & UNREGULATED POWER  -  0.78%
AES Corp.:
 9.50% 2009                                                                                      3,300            2,038
 9.375% 2010                                                                                     1,300              787
AES Drax Holdings Ltd., Series B, 10.41% 2020 (4)                                                2,250            1,226


SPECIALTY RETAIL  -  0.70%
Gap, Inc. 6.90% 2007                                                                             1,703            1,669
Office Depot, Inc. 10.00% 2008                                                                   1,000            1,145
PETCO Animal Supplies, Inc. 10.75% 2011                                                            750              830


AUTO COMPONENTS  -  0.63%
Stoneridge, Inc. 11.50% 2012                                                                     1,750            1,680
ArvinMeritor, Inc.:
 8.75% 2012                                                                                        500              529
 6.625% 2007                                                                                       250              250
Tenneco Automotive Inc., Series B, 11.625% 2009                                                    750              514
Dura Operating Corp., Series B, 8.625% 2012                                                        250              253
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (2)  (3)                                      3,000               38



CHEMICALS  -  0.54%
Lyondell Chemical Co.:
 11.125% 2012                                                                                    1,125            1,114
 9.50% 2008 (5)                                                                                  1,000              935
 Series A, 9.625% 2007                                                                             500              483
 Series B, 9.875% 2007                                                                             250              241


REAL ESTATE  -  0.53%
HMH Properties, Inc., Series A, 7.875% 2005                                                      1,500            1,485
Host Marriott, LP:
 Series E, 8.375% 2006                                                                             150              149
 Series I, 9.50% 2007                                                                              100              102
FelCor Suites LP 7.375% 2004                                                                     1,000            1,000


COMMUNICATIONS EQUIPMENT  -  0.49%
Motorola, Inc.:
 8.00% 2011                                                                                        500              518
 7.625% 2010                                                                                       500              513
 5.22% 2097                                                                                        600              404
 7.50% 2025                                                                                        150              137
 6.50% 2028                                                                                        100               85
Nortel Networks Ltd. 6.125% 2006                                                                   875              591
Lucent Technologies Inc. 7.25% 2006                                                                500              285


BEVERAGES  -  0.46%
Constellation Brands, Inc. 8.125% 2012                                                           1,750            1,820
Cott Beverages Inc. 8.00% 2011                                                                     500              533


OFFICE ELECTRONICS  -  0.32%
Xerox Capital (Europe) PLC 5.875% 2004                                                           1,750            1,680


ROAD & RAIL  -  0.31%
TFM, SA de CV:
 12.50% 2012 (5)                                                                                   910              921
 10.25% 2007                                                                                       150              141
Kansas City Southern Railway Co. 7.50% 2009                                                        500              530


AIRLINES  -  0.27%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                     1,500              968
 8.52% 2004                                                                                        500              425


OTHER  INDUSTRIES -  0.72%
General Motors Acceptance Corp. 6.125% 2007                                                      1,000            1,013
Prudential Holdings, LLC, Series C, 8.695% 2023 (4) (5)                                            750              871
Levi Strauss & Co. 6.80% 2003                                                                      775              767
Tyco International Group SA:
 5.875% 2004                                                                                       500              485
 6.375% 2005                                                                                       100               97
Computer Associates International Inc. 6.25% 2003                                                  250              249
Sanwa Bank, Ltd. 7.40% 2011                                                                        250              247


ASSET BACKED OBLIGATIONS (4)  -  0.70%
Consumer Credit Reference Index Securities Program Trust, Series
2002-2A, 10.421% 2007 (5)                                                                        1,250            1,298
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                        750              863
California Infrastructure and Economic Development Bank, Special Purpose
Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                 500              546
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                  591              520
USAir, Inc., Pass Through Trust, Series 1993-A3, 10.375% 2013 (2)                                1,500              375


U.S. TREASURY BONDS & NOTES  -  1.01%
 7.50% 2016                                                                                      4,000            5,236


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.34%
Panama (Republic of):
 9.375% 2023                                                                                     1,230            1,270
 Interest Reduction Bond 5.00% 2014 (6)                                                          1,347            1,199
 8.875% 2027                                                                                       250              248
United Mexican States Government Eurobonds, Global:
 11.375% 2016                                                                                    1,015            1,363
 8.30% 2031                                                                                      1,020            1,079
Philippines (Republic of) 9.875% 2019                                                              500              496
Brazil (Federal Republic of) 14.50% 2009                                                           500              416
Bulgaria (Republic of) 8.25% 2015                                                                  372              408
Turkey (Republic of) 12.375% 2009                                                                  250              271
Argentina (Republic of) 12.25% 2018 (7) (9)                                                        968              198


Total bonds & notes (cost: $459,155,000)                                                                        370,758



                                                                                            Shares  or           Market
                                                                                             principal            value
Stocks (common & preferred)                                                                     amount             (000)

WIRELESS TELECOMMUNICATION SERVICES  -  5.46%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred, redeemable 2010 (7)(10)                              13,300         $ 11,704
 Class A (5)(10)                                                                               221,499            2,558
 Series D, 13.00% exchangeable preferred 2009 (7)(10)                                            1,191            1,132
Crown Castle International Corp. 12.75% senior exchangeable
preferred 2010 (7)(10)                                                                           9,700            6,693
Dobson Communications Corp.:
 12.25% senior exchangeable preferred 2008 (7)(10)                                              12,754            5,740
 13.00% senior exchangeable preferred 2009 (7)(10)                                                 976              478


BANKS & THRIFTS  -  2.00%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
(Japan) (5)  (6)                                                                           $ 5,250,000            4,665
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                   38,200            2,187
First Republic Capital Corp., Series A, 10.50% preferred (5)                                     2,000            2,000
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
preferred (undated)(Japan) (5)  (6)                                                        $ 1,750,000            1,537


MEDIA  -  0.93%
Gray Communications Systems, Inc., Series C, 8.00% convertible
preferred 2012  (3) (5) (7)                                                                        300            2,746
Clear Channel Communications, Inc.  (10)                                                        25,506              951
Radio One, Inc., Class D, nonvoting (10)                                                        34,000              491
Radio One, Inc., Class A (10)                                                                   17,000              249
ACME Communications, Inc.  (10)                                                                 47,700              380
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (10)                             40,000               20


INDUSTRIAL CONGLOMERATES  -  0.84%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (Hong Kong) (5)                                                                     160,000            4,340


MACHINERY  -  0.34%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (5)                              40,000            1,770



OTHER  -  0.35%
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (3)(5)(7)(10)                    1,090,904            1,125
Wilshire Financial Services Group Inc. (10)                                                    155,212              504
Clarent Hospital Corp. (10)                                                                     75,300              188
Protection One, Inc., warrants, expire 2005  (3) (5) (10)                                        6,400                -
KMC Telecom Holdings, Inc., warrants, expire 2008  (5)(10)                                       9,500                -
NTL Inc., warrants, expire 2008  (3)(5)(10)                                                      1,425                -
GT Group Telecom Inc., warrants, expire 2010 (Canada) (3)(5)(10)                                 4,000                -

Total stocks (cost: $57,243,000)                                                                                 51,458



                                                                                            Pprincipal           Market
                                                                                                amount            value
Convertible debentures                                                                            (000)            (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.74%
Solectron Corp. 0% LYON 2020                                                                  $ 13,250          $ 6,791
Solectron Corp. 0% LYON 2020                                                                       790              489
SCI Systems, Inc. 3.00% 2007                                                                     2,000            1,427
Celestica Inc. 0% 2020                                                                             700              325


INTERNET & CATALOG RETAIL  -  1.08%
Amazon.com, Inc. 6.875% PEACS 2010                                                     Euro      7,350            5,593


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.99%
Conexant Systems, Inc. 4.00% 2007                                                              $ 3,600            1,679
LSI Logic Corp. 4.00% 2005                                                                       1,129            1,010
RF Micro Devices, Inc. 3.75% 2005                                                                1,000              870
TriQuint Semiconductor, Inc. 4.00% 2007                                                            800              623
Analog Devices, Inc. 4.75% 2005                                                                    520              519
Cypress Semiconductor Corp., 3.75% 2005                                                            555              445


WIRELESS TELECOMMUNICATIONS  -  0.32%
American Tower Corp. 5.00% 2010                                                                  2,500            1,631


COMMUNICATIONS EQUIPMENT  -  0.26%
Juniper Networks, Inc. 4.75% 2007                                                                1,750            1,365


Total convertible debentures (cost: $21,241,000)                                                                 22,767

Miscellaneous  -  1.28%
Other equity securities in initial period of acquisition                                                          6,623

Total equity securities (cost: $82,008,000)                                                                      80,848

                                                                                             Principal           Market
                                                                                                amount            value
Short-term securities                                                                             (000)            (000)

Corporate short-term notes  -  10.99%
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/21/03 (5)                                   $ 13,000         $ 12,993
Kraft Foods Inc. 1.29%-1.30% due 1/28-2/13/03                                                   11,350           11,335
General Electric Capital Corp. 1.25% due 1/2/03                                                 10,000            9,999
Executive Jet Inc. 1.30% due 1/21/03 (5)                                                         9,500            9,493
Harley-Davidson Funding Corp. 1.30% due 1/23/03 (5)                                              7,250            7,244
Merck & Co. Inc. 1.30% due 1/16/03                                                               5,900            5,896

Total short-term securities (cost: $56,960,000)                                                                  56,960

Total investment securities (cost: $598,123,000)                                                                508,566
Other assets less liabilities                                                                                     9,757

Net assets                                                                                                     $518,323

(1) Step bond; coupon rate will increase at a later date.
(2) Company not making interest payments;
      bankruptcy proceedings pending.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(6) Coupon rate may change periodically.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(9) Scheduled interest payment not made, reorganization pending.
(10) Security did not produce income during the last 12 months.

See Notes to Financial Statements

U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
Investment portfolio, December 31, 2002



                                                                                        Principal          Market
                                                                                           amount           value
Bonds & notes                                                                                (000)           (000)

FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  (1)  -  34.07%
Fannie Mae:
6.50% 2013-2032                                                                          $ 36,506        $ 38,250
6.00% 2013-2032                                                                            31,162          32,585
5.50% 2013-2033                                                                            26,196          27,109
7.50% 2029-2032                                                                            12,863          13,677
7.00% 2015-2032                                                                            12,192          12,915
8.00% 2024                                                                                  1,314           1,449
8.50% 2027                                                                                    906             987
10.00% 2018                                                                                   694             783
12.00% 2015                                                                                   395             452
9.00% 2018                                                                                    103             115
Government National Mortgage Assn.:
6.00% 2013-2033                                                                            42,280          44,150
7.00% 2017-2031                                                                            10,614          11,330
6.50% 2028                                                                                 10,213          10,779
5.50% 2017-2033                                                                             8,185           8,408
8.00% 2023-2030                                                                             4,576           4,982
7.50% 2022-2031                                                                             4,568           4,903
8.50% 2021-2023                                                                             1,717           1,893
4.776% 2018                                                                                 1,077           1,133
10.00% 2019                                                                                   584             670
9.50% 2020                                                                                    422             478
Freddie Mac:
6.00% 2014-2032                                                                            15,703          16,338
5.00% 2018                                                                                  9,000           9,222
6.50% 2016-2017                                                                             6,814           7,190
5.50% 2018-2033                                                                             6,925           7,140
7.50% 2029-2032                                                                             4,989           5,309
7.20% 2006                                                                                  4,363           4,942
7.00% 2008-2017                                                                             3,047           3,242
9.00% 2026                                                                                  1,256           1,418
8.25% 2008-2009                                                                               886             946
8.00% 2012-2017                                                                               590             642
8.50% 2018-2027                                                                               365             397
11.00% 2018                                                                                   228             258

U.S. TREASURY BONDS & NOTES  -  22.64%
5.75% 2005-2010                                                                            35,000          39,127
6.00% 2004-2009                                                                            26,550          29,180
8.875% 2017                                                                                15,065          22,047
7.875% 2004-2021                                                                           15,100          18,549
5.625% 2006-2008                                                                           13,700          15,405
5.25% 2029                                                                                 12,350          12,898
9.375% 2006                                                                                 9,450          11,532
3.375% 2007  (2) (3)                                                                        9,726          10,500
6.25% 2007                                                                                  8,750          10,037
6.50% 2005                                                                                  6,725           7,466
6.875% 2006                                                                                 2,500           2,876
10.375% 2009                                                                                2,225           2,578

ASSET-BACKED OBLIGATIONS  (1)  -  10.60%
Green Tree Financial Corp., Series 1997-6:
 Class A-7, 7.14% 2029                                                                      2,496           2,499
 Class A-6, 6.90% 2029                                                                      2,237           2,263
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A,
Class A-6, 6.84% 2010                                                                       1,029           1,064
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                 931             994
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
Class A-2, 5.16% 2033                                                                         500             502
California Infrastructure and Economic Development Bank, Special Purpose Trust:
 SCE-1, Class A-6, 6.38% 2008                                                               3,750           4,098
 PG&E-1, Series 1997-1, Class A-7,  6.42% 2008                                              2,000           2,178
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                             6,000           6,269
MMCA Auto Owner Trust:
 Series 2002-4, Class A-4, 3.05% 2009                                                       2,000           2,017
 Series 2002-2, Class A-4, 4.30% 2010                                                       1,325           1,386
 Series 2002-1, Class A-3, 4.15% 2006                                                         750             774
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                            3,900           4,075
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (4)                3,462           3,474
ComEd Transitional Funding Trust, Series 1998-1, Class A-5, 5.44% 2007                      3,300           3,470
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                          2,750           3,211
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                    3,000           3,120
WFS Financial 2002-3 Owner Trust, Class A-4,  3.50% 2010                                    3,000           3,077
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (4)               2,750           2,821
Banco Itau SA, XLCA insured: (4)(5)
 2.455% 2006                                                                                1,500           1,485
 2.505% 2007                                                                                1,100           1,089
SLM Private Credit Student Loan Trust, Series 2002-A,
Class A-2, 1.96% 2030 (1)(5)                                                                2,550           2,552
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                   1,500           1,547
 Series 2001-HS2, Class A-4, 6.43% 2016                                                       825             858
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                      1,500           1,532
 Series 1999-2, Class A-1, 6.94% 2007 (4)                                                     830             849
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1,
Class A, 4.82% 2010 (4)                                                                     2,000           2,119
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                  1,835           2,014
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                          1,725           1,906
CPS Auto Trust, Class A-2, XLCA insured: (4)
 Series 2002-B, 3.50% 2009                                                                  1,000           1,013
 Series 2002-C, 3.52% 2009                                                                    750             755
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (4)                       1,500           1,571
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA
insured, 4.09% 2008 (4)                                                                     1,500           1,557
Triad Automobile Receivables Owner Trust:
 Series 1999-1, Class A-2, FSA insured, 6.09% 2005                                            752             757
 Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                                          750             756
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                1,325           1,454
Saxon Asset Securities Trust, Series 2002-2, Class AF-3, 4.61% 2024                         1,300           1,343
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                     1,275           1,323
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                     1,150           1,217
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (4)             1,125           1,172
Capital One Auto Finance Trust, Series 2002-A, Class A-3, 4.03% 2006                        1,100           1,138
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4,
MBIA insured, 6.91% 2005 (4)                                                                1,000           1,053
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009             1,000           1,040
Pass-through Amortizing Credit Card Trusts, Series 2002-1,
Class A-1FL, 2.17% 2012 (4)  (5)                                                            1,039           1,038
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4,
MBIA insured, 7.33% 2006 (4)                                                                1,000           1,029
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4,
FSA insured, 3.55% 2009                                                                     1,000           1,027
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                      1,000           1,022
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (4)               959             987
U.S. Airways Pass Through Trust, Class G, MBIA insured:
 Series 2000-3, 7.89% 2020                                                                    475             497
 Series 2001-1, 7.076% 2022                                                                   242             250

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (1) -  6.91%
Morgan Stanley Capital I, Inc., Series 1998-HF2:
 Class A-2, 6.48% 2030                                                                      5,980           6,717
 Class A-1, 6.01% 2030                                                                      2,532           2,731
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                   2,537           2,659
 Series 1998-C1, Class A-1A, 6.26% 2040                                                     2,484           2,635
 Series 2001-CF2, Class A-2, 5.935% 2034                                                    1,750           1,898
 Series 2001-CK6, Class A-2, 6.103% 2036                                                    1,500           1,661
Deutsche Mortgage & Asset Receiving Corp.,
 Series 1998-C1, Class A-1, 6.22% 2031                                                      4,804           5,104
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                       3,000           3,364
 Series 2000-1, Class A-1, 7.656% 2032                                                        882             988
 Series 1998-1, Class A-1, 6.34% 2030                                                         667             705
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.428% 2035          3,050           3,425
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036             2,700           3,053
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                      2,267           2,382
 Series 1995-C3, Class A-3, 7.111% 2025 (5)                                                   584             616
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2 Trust Fund, 6.08% 2035                                                    1,183           1,287
 Series 1998-C1, Class A-1, 6.34% 2030                                                        936           1,017
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                                    1,250           1,393
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                      500             563
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                       1,748           1,890
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                     1,709           1,836
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,
Class A-3, 6.869% 2029                                                                      1,500           1,699
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5,
Class A-3, 6.16% 2035                                                                       1,500           1,669
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                       972           1,043
 Series 2000-C3, Class A-2, 7.95% 2010                                                        500             606
First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
Class A-1, 5.585% 2034                                                                      1,436           1,541
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                   861             912
 Series 1998-C1, 6.23% 2031                                                                   504             545
LB Commercial Mortgage Trust, Series 1998-C1, Class A-1, 6.33% 2030                           847             861
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (4)                        744             781

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1)   -  5.59%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                                       7,197           7,957
 Series 2002-W7, Class A-2, 4.80% 2022                                                      4,350           4,392
 Series 2002-W3, Class A-5, 7.50% 2028                                                      3,255           3,485
 Series 1999-T2, Class A-1, 7.50% 2039                                                      2,122           2,387
 Series 2001-T10, Class A-1, 7.00% 2041                                                     2,131           2,261
 Series 2001-50, Class BA, 7.00% 2041                                                       2,130           2,226
 Series 2001-4, Class NA, 11.733% 2025 (5)                                                  1,747           2,134
 Series 2002-W7, Class A-5, 7.50% 2029                                                      1,899           2,060
 Series 2002-T11, Class A, 4.769% 2012                                                      1,578           1,664
 Series 2001-4, Class GB, 9.882% 2018 (5)                                                   1,362           1,592
 Series 2002-W3, Class A-2, 5.50% 2021                                                      1,500           1,564
 Series 2002-W4, Class A-2, 5.10% 2042                                                      1,400           1,453
 Series 2001-20, Class C, 11.723% 2031 (5)                                                  1,081           1,312
 Series 1998-M6, Class A-2, 6.32% 2008                                                      1,000           1,089
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                       923             924
 Series 2002-W1, Class 2A, 7.50% 2042                                                         437             470
Freddie Mac:
 Series T-042, Class A-2, 5.50% 2042                                                        2,850           2,905
 Series 1567, Class A, 1.838% 2023 (5)                                                      2,889           2,760
 Series 2489, Class A, 5.50% 2013                                                           1,317           1,361
 Series T-041, Class 1A-2, 4.76% 2021                                                         900             924
 Series 83-B, Class B-3, 12.50% 2013                                                           86              92

NON-PASS-THROUGH AGENCY OBLIGATIONS  -  4.35%
Fannie Mae:
 6.00% 2008                                                                                 7,000           7,930
 4.75% 2007                                                                                 5,500           5,732
 7.25% 2030                                                                                 4,125           5,189
Freddie Mac:
 5.25% 2006                                                                                 7,000           7,604
 5.75% 2009                                                                                 2,000           2,089
 6.75% 2031                                                                                 1,350           1,618
Federal Home Loan Bank 4.875% 2004                                                          3,000           3,131
Tennessee Valley Authority, Global Power Bonds, Series 1995-E, 6.75% 2025                   1,500           1,763

PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  2.61%
GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10, 6.00% 2009                  8,000           8,117
Security National Mortgage Loan Trust, Class A-2: (4)
 Series 1999-1, 8.353% 2030                                                                 4,263           4,337
 Series 2000-1, 8.75% 2024                                                                  1,017           1,084
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.109% 2040 (4)  (5)               4,200           4,154
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                              1,171           1,215
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1, Class
IAI, 4.25% 2031 (4)                                                                         1,049           1,052
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                  1,001           1,027

OTHER PASS-THROUGH AGENCY OBLLIGATIONS (1)  -  2.13%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                4,295           4,781
 Series 2002-20J, 4.75% 2022                                                                2,200           2,232
 Series 2001-20K, 5.34% 2021                                                                1,586           1,662
 Series 2001-20G, 6.625% 2021                                                               1,271           1,427
 Series 2002-20K, 5.08% 2022                                                                1,150           1,187
 Series 2002-20C, 6.07% 2022                                                                1,083           1,171
 Series 2001-20J, 5.76% 2021                                                                  964           1,039
United States Government Guaranteed Ship Financing Obligations, Rowan
Companies, Inc. (Title XI) 5.88% 2012                                                       3,369           3,656

PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  (1)(4)(5) -  0.73%
Structured Asset Securities Corp., Class A:
 Series 1998-RF1, 8.677% 2027                                                               2,667           2,931
 Series 1998-RF2, 8.522% 2027                                                               1,479           1,601
 Series 1999-RF1, 7.869% 2028                                                               1,305           1,390

AEROSPACE & DEFENSE  -  0.40%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
6.664% 2013 (1)(4)                                                                          2,981           3,215

INDUSTRIAL CONGLOMERATES  -  0.27%
General Electric Capital Corp., Series A, 6.75% 2032                                        2,000           2,219

OTHER INDUSTRIES -  0.66%
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (1) (4)                                                            1,919           2,056
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (4)                            1,250           1,379
KfW International Finance Inc. 2.50% 2005                                                   1,000           1,007
AIG SunAmerica Global Financing II 7.60% 2005 (4)                                             750             841

Total bonds & notes (cost: $699,783,000)                                                                  731,958

                                                                                        Principal          Market
                                                                                           amount           value
Short-term securities                                                                        (000)           (000)

Corporate short-term notes  -  15.53%
Caterpillar Financial Serivces Corp. 1.30% due 1/16-2/25/03                              $ 18,700     $    18,676
Corporate Asset Funding Co. Inc. 1.32% due 1/9-2/5/03 (3)(4)                               18,000          17,990
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/21/03 (4)                                15,000          14,991
Enterprise Funding Corp. 1.36% due 1/21/03 (3)(4)                                          15,000          14,988
Kraft Foods Inc.1.31% due 2/11/03 (3)                                                      15,000          14,977
Pfizer Inc 1.29% due 1/15/03 (3)(4)                                                        12,300          12,293
Executive Jet Inc. 1.32%-1.50% due 1/14-2/19/03 (4)                                        11,500          11,488
Gannett Co. 1.30% due 1/7/03 (4)                                                            8,200           8,198
General Electric Capital Corp. 1.25% due 1/2/03                                             6,900           6,900
Medtronic Inc. 1.31% due 1/31/03 (4)                                                        4,500           4,495

Federal agency discount notes  -  0.22%
Fannie Mae 0% due 7/25/03 (3)                                                               1,800           1,787
Total short-term securities (cost: $126,779,000)                                                          126,783

Total investment securities (cost: $826,562,000)                                                          858,741
Other assets less liabilities                                                                             (54,018)
Net assets                                                                                               $804,723

(1) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rates may change periodically.

See Notes to Financial Statements

CASH MANAGEMENT FUND
Investment portfolio as of December 31, 2002



                                                                     Principal       Market
                                                                        amount        value
Short-term securities                                                     (000)        (000)

Corporate short-term notes  -  46.63%
Pitney Bowes Inc. 1.35% due 1/3/03                                     $10,000       $9,999
Alcoa Inc. 1.32% due 1/14/03                                            10,000        9,995
Triple-A One Funding Corp. 1.35% due 1/14/03 (1)                        10,000        9,995
Kimberly-Clark Corp. 1.28% due 1/14-1/17/03 (1)                         10,000        9,994
Colgate-Palmolive Co. 1.30% due 2/6/03 (1)                              10,000        9,987
Kraft Foods Inc. 1.30% due 1/30/03                                       9,900        9,889
Anheuser-Busch Cos. Inc. 1.27% due 1/10/03 (1)                           9,600        9,597
Gannett Co., Inc. 1.30% due 1/17-1/22/03 (1)                             9,600        9,593
Merck & Co., Inc. 1.28%-1.30% due 1/13-1/21/03                           9,136        9,131
American Express Credit Corp. 1.50% due 1/3/03                           9,000        8,999
Wells Fargo & Co. 1.30% due 1/10/03                                      9,000        8,997
Enterprise Funding Corp. 1.35% due 1/13/03 (1)                           9,000        8,996
Pfizer Inc 1.29% due 2/20/03 (1)                                         9,000        8,983
Corporate Asset Funding Co. Inc. 1.34% due 1/9/03 (1)                    8,500        8,497
FCAR Owner Trust I 1.31% due 2/12/03                                     8,500        8,487
Coca-Cola Co. 1.27% due 1/21/03                                          7,000        6,995
Schering Corp. 1.29% due 1/7/03                                          6,400        6,398
USAA Capital Corp. 1.32% due 1/6/03                                      2,240        2,239


Federal agency discount notes  -  46.49%
Federal Home Loan Bank 1.24%-1.27% due 1/3-1/29/03                      46,400       46,369
Freddie Mac 1.27%-1.285% due 1/7-2/11/03                                41,700       41,662
Federal Farm Credit Banks 1.24%-1.25% due 1/7-2/7/03                    35,210       35,173
Fannie Mae 1.25%-1.29% due 1/10-2/10/03                                 24,000       23,983
Tennessee Valley Authority 1.22% due 2/3/03                              9,100        9,089


U.S. Treasuries  -  7.23%
U.S. Treasury Bills 1.395% due 1/2/03                                   24,300       24,298

Total investment securities (cost: $337,345,000)                                    337,345
Other assets less liabilities                                                        (1,182)

Net assets                                                                         $336,163

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2002
                                                                                                                    Global
                                                                             Global               Global             Small
                                                                          Discovery               Growth    Capitalization
(dollars and shares in thousands, except per share amounts)                    Fund                 Fund              Fund
Assets:
Investment securities at market                                            $ 19,308            $ 744,964         $ 396,060
Cash denominated in non-U.S. currencies                                          10                  459               348
Cash                                                                             17                   37                73
Receivables for:
 Sales of investments                                                             5                1,508             1,444
 Sales of fund's shares                                                           -                  106               286
 Open forward currency contracts                                                  -                    -                 -
 Dividends and interest                                                          30                1,003               541
Other assets                                                                      -                    -                 -
                                                                             19,370              748,077           398,752
Liabilities:
Payables for:
 Purchases of investments                                                       133                3,766               769
 Repurchases of fund's shares                                                     9                   76                28
 Open forward currency contracts                                                  -                    -                 -
 Investment advisory services                                                    10                  425               272
 Services provided by affiliates                                                  2                  126                62
 Deferred Trustees' compensation                                                  -                   13                 5
 Other fees and expenses                                                          -                   17                45
                                                                                154                4,423             1,181
Net assets at December 31, 2002 (Total: $ 21,676,014)                      $ 19,216            $ 743,654         $ 397,571
Investment securities and cash denominated in
 non-U.S. currencies at cost                                               $ 23,082            $ 860,124         $ 461,989

Net assets consist of:
Capital paid in on shares of beneficial interest                           $ 24,220          $ 1,033,605         $ 616,417
Undistributed (distributions in excess of) net investment income (loss)          (6)               3,812             1,823
Accumulated net realized loss                                                (1,234)            (179,086)         (155,057)
Net unrealized appreciation (depreciation)                                   (3,764)            (114,677)          (65,612)
Net assets at December 31, 2002                                            $ 19,216            $ 743,654         $ 397,571

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $10,372             $151,532          $108,042
 Shares outstanding                                                           1,429               13,345            11,654
 Net asset value per share                                                    $7.26               $11.35             $9.27
Class 2:
 Net assets (Total: $11,075,419 )                                            $8,844             $592,122          $289,529
 Shares outstanding                                                           1,220               52,304            31,356
 Net asset value per share                                                    $7.25               $11.32             $9.23




                                                                                                                       New
                                                                             Growth          International           World
                                                                               Fund                   Fund            Fund
Assets:
Investment securities at market                                           6,199,660            $ 1,872,186       $ 157,796
Cash denominated in non-U.S. currencies                                       2,818                  1,535              52
Cash                                                                            106                    132             335
Receivables for:
 Sales of investments                                                         5,271                  3,242             676
 Sales of fund's shares                                                       2,813                    343               5
 Open forward currency contracts                                                  -                      -               -
 Dividends and interest                                                       4,479                  2,590             674
Other assets                                                                      1                      -               -
                                                                          6,215,148              1,880,028         159,538
Liabilities:
Payables for:
 Purchases of investments                                                     6,882                  6,334             192
 Repurchases of fund's shares                                                 1,339                    450               2
 Open forward currency contracts                                                  -                      -               -
 Investment advisory services                                                 2,062                    930             115
 Services provided by affiliates                                                649                    135              26
 Deferred Trustees' compensation                                                269                    133               2
 Other fees and expenses                                                         29                     70             108
                                                                             11,230                  8,052             445
Net assets at December 31, 2002 (Total: $ 21,676,014)                     6,203,918            $ 1,871,976       $ 159,093
Investment securities and cash denominated in
 non-U.S. currencies at cost                                              6,461,959            $ 2,128,229       $ 169,176

Net assets consist of:
Capital paid in on shares of beneficial interest                          7,672,056            $ 2,413,530       $ 194,422
Undistributed (distributions in excess of) net investment income (loss)       4,287                   (315)          2,544
Accumulated net realized loss                                            (1,212,941)              (286,844)        (26,444)
Net unrealized appreciation (depreciation)                                 (259,484)              (254,395)        (11,429)
Net assets at December 31, 2002                                           6,203,918            $ 1,871,976       $ 159,093

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                        $3,194,818             $1,235,700         $34,709
 Shares outstanding                                                          95,456                122,768           3,961
 Net asset value per share                                                   $33.47                 $10.07           $8.76
Class 2:
 Net assets (Total: $11,075,419 )                                        $3,009,100               $636,276        $124,384
 Shares outstanding                                                          90,381                 63,317          14,245
 Net asset value per share                                                   $33.29                 $10.05           $8.73





                                                                          Blue Chip                                   Asset
                                                                         Income and        Growth-Income         Allocation
                                                                        Growth Fund                 Fund               Fund
Assets:
Investment securities at market                                           $ 490,162          $ 7,389,876        $ 1,859,241
Cash denominated in non-U.S. currencies                                           -                4,020                  -
Cash                                                                             30                   22                214
Receivables for:
 Sales of investments                                                           840                1,047                  -
 Sales of fund's shares                                                       1,023                3,410                705
 Open forward currency contracts                                                  -                    -                849
 Dividends and interest                                                         992               14,817             10,505
Other assets                                                                      -                    2                 25
                                                                            493,047            7,413,194          1,871,539
Liabilities:
Payables for:
 Purchases of investments                                                    12,883               35,213             16,371
 Repurchases of fund's shares                                                     -                1,263                157
 Open forward currency contracts                                                  -                    -                892
 Investment advisory services                                                   197                2,165                665
 Services provided by affiliates                                                 87                  774                220
 Deferred Trustees' compensation                                                  1                  318                 70
 Other fees and expenses                                                          1                   13                  3
                                                                             13,169               39,746             18,378
Net assets at December 31, 2002 (Total: $ 21,676,014)                     $ 479,878          $ 7,373,448        $ 1,853,161
Investment securities and cash denominated in
 non-U.S. currencies at cost                                              $ 570,637          $ 8,254,326        $ 1,962,794

Net assets consist of:
Capital paid in on shares of beneficial interest                          $ 567,091          $ 8,323,793        $ 2,006,398
Undistributed (distributions in excess of) net investment income (loss)          (1)              23,334             10,829
Accumulated net realized loss                                                (6,737)            (113,247)           (60,477)
Net unrealized appreciation (depreciation)                                  (80,475)            (860,432)          (103,589)
Net assets at December 31, 2002                                           $ 479,878          $ 7,373,448        $ 1,853,161

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $54,391           $3,740,975           $796,897
 Shares outstanding                                                           7,581              145,966             65,137
 Net asset value per share                                                    $7.17               $25.63             $12.23
Class 2:
 Net assets (Total: $11,075,419 )                                          $425,487           $3,632,473         $1,056,264
 Shares outstanding                                                          59,439              142,366             86,720
 Net asset value per share                                                    $7.16               $25.52             $12.18



                                                                                                               U.S. Government/
                                                                              Bond            High-Income  AAA-Rated Securities
                                                                              Fund              Bond Fund                  Fund
Assets:
Investment securities at market                                          $ 911,303              $ 508,566             $ 858,741
Cash denominated in non-U.S. currencies                                          -                      -                     -
Cash                                                                             9                     21                    21
Receivables for:
 Sales of investments                                                          593                  1,369                   441
 Sales of fund's shares                                                      1,083                    151                    26
 Open forward currency contracts                                                 -                      -                     -
 Dividends and interest                                                     12,066                  8,992                 5,684
Other assets                                                                    79                    470                   195
                                                                           925,133                519,569               865,108
Liabilities:
Payables for:
 Purchases of investments                                                    9,660                    920                59,713
 Repurchases of fund's shares                                                   38                     34                   263
 Open forward currency contracts                                                 -                      -                     -
 Investment advisory services                                                  353                    218                   301
 Services provided by affiliates                                               143                     38                    60
 Deferred Trustees' compensation                                                 9                     35                    27
 Other fees and expenses                                                        40                      1                    21
                                                                            10,243                  1,246                60,385
Net assets at December 31, 2002 (Total: $ 21,676,014)                    $ 914,890              $ 518,323             $ 804,723
Investment securities and cash denominated in
 non-U.S. currencies at cost                                             $ 918,955              $ 598,123             $ 826,562

Net assets consist of:
Capital paid in on shares of beneficial interest                         $ 899,511              $ 694,080             $ 758,973
Undistributed (distributions in excess of) net investment income (loss)     44,449                 46,888                27,676
Accumulated net realized loss                                              (21,477)              (133,152)              (14,105)
Net unrealized appreciation (depreciation)                                  (7,593)               (89,493)               32,179
Net assets at December 31, 2002                                          $ 914,890              $ 518,323             $ 804,723

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                         $217,838               $335,333              $516,711
 Shares outstanding                                                         20,926                 32,134                41,781
 Net asset value per share                                                  $10.41                 $10.44                $12.37
Class 2:
 Net assets (Total: $11,075,419 )                                         $697,052               $182,990              $288,012
 Shares outstanding                                                         67,308                 17,608                23,403
 Net asset value per share                                                  $10.36                 $10.39                $12.31


                                                                                Cash
                                                                          Management
                                                                                Fund
Assets:
Investment securities at market                                            $ 337,345
Cash denominated in non-U.S. currencies                                            -
Cash                                                                              93
Receivables for:
 Sales of investments                                                              -
 Sales of fund's shares                                                          150
 Open forward currency contracts                                                   -
 Dividends and interest                                                            -
Other assets                                                                       -
                                                                             337,588
Liabilities:
Payables for:
 Purchases of investments                                                          -
 Repurchases of fund's shares                                                  1,256
 Open forward currency contracts                                                   -
 Investment advisory services                                                    126
 Services provided by affiliates                                                  28
 Deferred Trustees' compensation                                                  14
 Other fees and expenses                                                           1
                                                                               1,425
Net assets at December 31, 2002 (Total: $ 21,676,014)                      $ 336,163
Investment securities and cash denominated in
 non-U.S. currencies at cost                                               $ 337,345

Net assets consist of:
Capital paid in on shares of beneficial interest                           $ 332,481
Undistributed (distributions in excess of) net investment income (loss)        3,684
Accumulated net realized loss                                                     (2)
Net unrealized appreciation (depreciation)                                         -
Net assets at December 31, 2002                                            $ 336,163

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $203,277
 Shares outstanding                                                           18,200
 Net asset value per share                                                    $11.17
Class 2:
 Net assets (Total: $11,075,419 )                                           $132,886
 Shares outstanding                                                           11,945
 Net asset value per share                                                    $11.12


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2002
(dollars in thousands)
                                                                                           Global
                                                    Global             Global               Small
                                                 Discovery             Growth      Capitalization              Growth
                                                      Fund               Fund                Fund                Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                           $ 140            $ 9,058             $ 2,762            $ 38,339
 Interest                                               93              1,980               1,009              10,986
                                                       233             11,038               3,771              49,325
Fees and expenses:
 Investment advisory services                          103              5,127               3,411              26,296
 Distribution services - Class 2                        17              1,466                 730               7,327
 Transfer agent services                                 -                  4                   2                  37
 Reports to shareholders                                 1                 36                  21                 320
 Registration statement and prospectus                   1                 23                  13                 218
 Postage, stationery and supplies                        -                 17                   9                 157
 Trustees' compensation                                  -                 12                   7                 101
 Auditing and legal                                      -                 14                  11                 113
 Custodian                                               1                201                  83                 411
 Taxes                                                   -                 13                   7                 127
 Other                                                   3                 13                  14                   7
                                                       126              6,926               4,308              35,114
Net investment income (loss)                           107              4,112                (537)             14,211

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                        (1,134)           (67,160)            (42,198)           (841,501)
 Non-U.S. currency transactions                         (6)               (60)                (24)               (567)
                                                    (1,140)           (67,220)            (42,222)           (842,068)
Net unrealized appreciation (depreciation) on:
 Investments                                        (3,203)           (61,719)            (49,006)         (1,219,011)
 Non-U.S. currency translations                          -                 17                 (31)                  -
                                                    (3,203)           (61,702)            (49,037)         (1,219,011)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency               (4,343)          (128,922)            (91,259)         (2,061,079)
Net increase (decrease) in net assets resulting
 from operations                                  $ (4,236)        $ (124,810)          $ (91,796)       $ (2,046,868)




                                                                           New         Blue Chip
                                                  International          World        Income and      Growth-Income
                                                           Fund           Fund       Growth Fund               Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                             $ 38,363        $ 3,088           $ 7,363          $ 123,097
 Interest                                                 3,987          1,897               515             21,072
                                                         42,350          4,985             7,878            144,169
Fees and expenses:
 Investment advisory services                            12,312          1,388             1,574             26,789
 Distribution services - Class 2                          1,617            312               647              8,570
 Transfer agent services                                     12              1                 2                 43
 Reports to shareholders                                    101              8                16                376
 Registration statement and prospectus                       66              5                 8                245
 Postage, stationery and supplies                            49              4                 6                179
 Trustees' compensation                                      28              2                 4                113
 Auditing and legal                                          39              5                 3                120
 Custodian                                                  994             74                 7                177
 Taxes                                                       38              3                 3                137
 Other                                                       18              3                 -                 11
                                                         15,274          1,805             2,270             36,760
Net investment income (loss)                             27,076          3,180             5,608            107,409

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                           (103,434)        (6,319)           (5,736)            (1,080)
 Non-U.S. currency transactions                          (1,720)           (56)                -                 40
                                                       (105,154)        (6,375)           (5,736)            (1,040)
Net unrealized appreciation (depreciation) on:
 Investments                                           (260,426)        (6,279)          (82,437)        (1,759,091)
 Non-U.S. currency translations                          (1,030)             -                 -                  1
                                                       (261,456)        (6,279)          (82,437)        (1,759,090)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                  (366,610)       (12,654)          (88,173)        (1,760,130)
Net increase (decrease) in net assets resulting
 from operations                                     $ (339,534)      $ (9,474)        $ (82,565)      $ (1,652,721)




                                                          Asset                                        U.S. Government/
                                                     Allocation          Bond      High-Income           AAA-Rated
                                                           Fund          Fund        Bond Fund     Securities Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                             $ 25,122         $ 431          $ 1,235                 $ -
 Interest                                                42,402        49,339           50,678              31,311
                                                         67,524        49,770           51,913              31,311
Fees and expenses:
 Investment advisory services                             7,632         3,330            2,579               2,893
 Distribution services - Class 2                          2,200         1,253              408                 505
 Transfer agent services                                      9             4                3                   3
 Reports to shareholders                                     87            35               24                  32
 Registration statement and prospectus                       53            19               15                  17
 Postage, stationery and supplies                            39            14               12                  13
 Trustees' compensation                                      24            10                6                   7
 Auditing and legal                                          25             9                8                   8
 Custodian                                                   37            18               13                  14
 Taxes                                                       29            10                9                   9
 Other                                                       46             1                1                   1
                                                         10,181         4,703            3,078               3,502
Net investment income (loss)                             57,343        45,067           48,835              27,809

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                            (44,034)      (16,689)         (55,656)              2,910
 Non-U.S. currency transactions                            (106)           24             (162)                  -
                                                        (44,140)      (16,665)         (55,818)              2,910
Net unrealized appreciation (depreciation) on:
 Investments                                           (249,393)        7,938           (5,128)             25,400
 Non-U.S. currency translations                             (45)           60               88                   -
                                                       (249,438)        7,998           (5,040)             25,400
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                  (293,578)       (8,667)         (60,858)             28,310
Net increase (decrease) in net assets resulting
 from operations                                     $ (236,235)     $ 36,400        $ (12,023)           $ 56,119




                                                             Cash
                                                       Management
                                                             Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                    $ -
 Interest                                                   5,589
                                                            5,589
Fees and expenses:
 Investment advisory services                               1,454
 Distribution services - Class 2                              319
 Transfer agent services                                        2
 Reports to shareholders                                       16
 Registration statement and prospectus                         10
 Postage, stationery and supplies                               7
 Trustees' compensation                                         4
 Auditing and legal                                             5
 Custodian                                                      7
 Taxes                                                          5
 Other                                                          -
                                                            1,829
Net investment income (loss)                                3,760

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                   (2)
 Non-U.S. currency transactions                                 -
                                                               (2)
Net unrealized appreciation (depreciation) on:
 Investments                                                    -
 Non-U.S. currency translations                                 -
                                                                -
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                          (2)
Net increase (decrease) in net assets resulting
 from operations                                          $ 3,758



See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (in thousands)
                                                                         Global         Global           Global         Global
                                                                      Discovery      Discovery           Growth         Growth
                                                                           Fund           Fund             Fund           Fund
                                                                     Year ended   Period ended       Year ended     Year ended
                                                                   December 31,   December 31,     December 31,   December 31,
                                                                           2002        2001 (1)            2002           2001
Operations:
Net investment income (loss)                                              $ 107           $ 48          $ 4,112        $ 8,132
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                          (1,140)           (99)         (67,220)      (111,863)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                       (3,203)          (561)         (61,702)       (28,140)
 Net increase (decrease) in net assets
  resulting from operations                                              (4,236)          (612)        (124,810)      (131,871)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                   (69)           (43)          (2,097)        (2,367)
  Class 2                                                                   (42)           (12)          (5,278)        (4,159)
  Total dividends from net investment income                               (111)           (55)          (7,375)        (6,526)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                     -              -                -         (6,370)
  Class 2                                                                     -              -                -        (14,724)
 Long-term net realized gains:
  Class 1                                                                     -              -                -        (15,691)
  Class 2                                                                     -              -                -        (36,268)
   Total distributions from net realized gain on
   investments                                                                -              -                -        (73,053)
Total dividends and distributions paid
 to shareholders                                                           (111)           (55)          (7,375)       (79,579)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                               3,465          2,469            9,896         15,584
  Proceeds from reinvestment of dividends and distributions                  69             43            2,097         24,428
  Cost of shares repurchased                                             (1,972)          (351)         (43,292)       (74,843)
   Net increase (decrease) from Class 1 transactions                      1,562          2,161          (31,299)       (34,831)
 Class 2:
  Proceeds from shares sold                                              10,424          6,340          184,819        280,139
  Proceeds from reinvestment of dividends and distributions                  42             12            5,278         55,151
  Cost of shares repurchased                                             (4,019)        (2,292)         (97,599)      (154,105)
   Net increase from Class 2 transactions                                 6,447          4,060           92,498        181,185
 Net increase (decrease) in net assets resulting from
  capital share transactions                                              8,009          6,221           61,199        146,354

Total increase (decrease) in net assets                                   3,662          5,554          (70,986)       (65,096)

Net assets:
Beginning of period                                                      15,554      10,000 (2)         814,640        879,736
End of period                                                          $ 19,216       $ 15,554        $ 743,654      $ 814,640
Undistributed (distributions in excess of) net investment income           $ (6)           $ -          $ 3,812        $ 7,135

Shares of beneficial interest:
 Class 1:
  Shares sold                                                               431            265              786          1,046
  Shares issued on reinvestment of dividends and distributions                9              5              174          1,712
  Shares repurchased                                                       (242)           (39)          (3,649)        (5,122)
   Net increase (decrease) in shares outstanding                            198            231           (2,689)        (2,364)
 Class 2:
  Shares sold                                                             1,285            689           15,330         18,480
  Shares issued on reinvestment of dividends and distributions                6              1              438          3,873
  Shares repurchased                                                       (512)          (249)          (8,278)       (10,215)
   Net increase in shares outstanding                                       779            441            7,490         12,138


                                                                            Global         Global
                                                                             Small          Small
                                                                    Capitalization Capitalization
                                                                              Fund           Fund     Growth Fund      Growth Fund
                                                                        Year ended     Year ended      Year ended       Year ended
                                                                      December 31,   December 31,    December 31,     December 31,
                                                                              2002           2001            2002             2001
Operations:
Net investment income (loss)                                                $ (537)         $ 229        $ 14,211         $ 22,248
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            (42,222)       (85,763)       (842,068)        (367,185)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                         (49,037)        27,616      (1,219,011)      (1,476,348)
 Net increase (decrease) in net assets
  resulting from operations                                                (91,796)       (57,918)     (2,046,868)      (1,821,285)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                   (1,247)        (1,751)         (7,669)         (39,229)
  Class 2                                                                   (2,110)        (2,059)           (980)         (11,788)
  Total dividends from net investment income                                (3,357)        (3,810)         (8,649)         (51,017)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                        -              -               -         (285,720)
  Class 2                                                                        -              -               -         (119,385)
 Long-term net realized gains:
  Class 1                                                                        -        (11,177)              -       (1,327,628)
  Class 2                                                                        -        (16,334)              -         (554,736)
   Total distributions from net realized gain on
   investments                                                                   -        (27,511)              -       (2,287,469)
Total dividends and distributions paid
 to shareholders                                                            (3,357)       (31,321)         (8,649)      (2,338,486)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                 22,483         19,224          25,892           42,734
  Proceeds from reinvestment of dividends and distributions                  1,247         12,928           7,669        1,652,579
  Cost of shares repurchased                                               (35,574)       (55,493)       (840,654)      (1,177,234)
   Net increase (decrease) from Class 1 transactions                       (11,844)       (23,341)       (807,093)         518,079
 Class 2:
  Proceeds from shares sold                                                238,713        203,609       1,134,072        1,176,281
  Proceeds from reinvestment of dividends and distributions                  2,110         18,393             980          685,907
  Cost of shares repurchased                                              (159,310)      (133,948)       (212,930)        (108,634)
   Net increase from Class 2 transactions                                   81,513         88,054         922,122        1,753,554
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                69,669         64,713         115,029        2,271,633

Total increase (decrease) in net assets                                    (25,484)       (24,526)     (1,940,488)      (1,888,138)

Net assets:
Beginning of period                                                        423,055        447,581       8,144,406       10,032,544
End of period                                                            $ 397,571      $ 423,055     $ 6,203,918      $ 8,144,406
Undistributed (distributions in excess of) net investment income           $ 1,823       $ (2,373)        $ 4,287           $ (329)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                1,972          1,565             683              741
  Shares issued on reinvestment of dividends and distributions                 113          1,094             226           34,385
  Shares repurchased                                                        (3,386)        (4,650)        (23,009)         (21,996)
   Net increase (decrease) in shares outstanding                            (1,301)        (1,991)        (22,100)          13,130
 Class 2:
  Shares sold                                                               21,928         16,990          29,920           22,369
  Shares issued on reinvestment of dividends and distributions                 192          1,559              29           14,323
  Shares repurchased                                                       (14,599)       (11,158)         (6,180)          (2,231)
   Net increase in shares outstanding                                        7,521          7,391          23,769           34,461



                                                                                  International                   New
                                                                                      Fund                     World Fund
                                                                            Year ended    Year ended    Year ended    Year ended
                                                                          December 31,  December 31,  December 31,  December 31,
                                                                                  2002          2001          2002          2001
Operations:
Net investment income (loss)                                                  $ 27,076      $ 36,937       $ 3,180       $ 3,519
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                               (105,154)     (181,046)       (6,375)      (18,762)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            (261,456)     (485,597)       (6,279)        8,364
 Net increase (decrease) in net assets
  resulting from operations                                                   (339,534)     (629,706)       (9,474)       (6,879)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (24,823)      (23,844)         (777)          (80)
  Class 2                                                                       (9,015)       (5,446)       (2,122)         (212)
  Total dividends from net investment income                                   (33,838)      (29,290)       (2,899)         (292)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -       (40,825)            -             -
  Class 2                                                                            -       (11,611)            -             -
 Long-term net realized gains:
  Class 1                                                                            -      (536,864)            -             -
  Class 2                                                                            -      (152,686)            -             -
   Total distributions from net realized gain on
   investments                                                                       -      (741,986)            -             -
Total dividends and distributions paid
 to shareholders                                                               (33,838)     (771,276)       (2,899)         (292)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     47,701        48,357        15,823         8,512
  Proceeds from reinvestment of dividends and distributions                     24,823       601,533           777            80
  Cost of shares repurchased                                                  (346,153)     (519,922)      (15,159)      (15,206)
   Net increase (decrease) from Class 1 transactions                          (273,629)      129,968         1,441        (6,614)
 Class 2:
  Proceeds from shares sold                                                  1,637,336     1,778,031       298,187        64,259
  Proceeds from reinvestment of dividends and distributions                      9,015       169,743         2,122           212
  Cost of shares repurchased                                                (1,527,470)   (1,607,673)     (282,801)      (45,243)
   Net increase from Class 2 transactions                                      118,881       340,101        17,508        19,228
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  (154,748)      470,069        18,949        12,614

Total increase (decrease) in net assets                                       (528,120)     (930,913)        6,576         5,443

Net assets:
Beginning of period                                                          2,400,096     3,331,009       152,517       147,074
End of period                                                              $ 1,871,976   $ 2,400,096     $ 159,093     $ 152,517
Undistributed (distributions in excess of) net investment income                $ (315)      $ 8,939       $ 2,544       $ 2,315

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    4,022         3,149         1,602           890
  Shares issued on reinvestment of dividends and distributions                   2,373        45,296            83             8
  Shares repurchased                                                           (31,122)      (34,520)       (1,614)       (1,626)
   Net increase (decrease) in shares outstanding                               (24,727)       13,925            71          (728)
 Class 2:
  Shares sold                                                                  146,437       127,137        31,801         6,675
  Shares issued on reinvestment of dividends and distributions                     875        12,811           226            22
  Shares repurchased                                                          (136,433)     (115,811)      (30,086)       (4,718)
   Net increase in shares outstanding                                           10,879        24,137         1,941         1,979


                                                                                   Blue Chip
                                                                                   Income and                  Growth-Income
                                                                                  Growth Fund                      Fund
                                                                            Year ended  Period ended      Year ended    Year ended
                                                                          December 31,  December 31,    December 31,  December 31,
                                                                                  2002       2001 (1)           2002          2001
Operations:
Net investment income (loss)                                                   $ 5,608         $ 664       $ 107,409     $ 118,563
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                 (5,736)       (1,001)         (1,040)     (109,806)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                             (82,437)        1,962      (1,759,090)      208,456
 Net increase (decrease) in net assets
  resulting from operations                                                    (82,565)        1,625      (1,652,721)      217,213

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                         (731)         (234)        (46,371)     (117,580)
  Class 2                                                                       (4,919)         (447)        (37,421)      (47,277)
  Total dividends from net investment income                                    (5,650)         (681)        (83,792)     (164,857)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -             -               -       (83,253)
  Class 2                                                                            -             -               -       (36,244)
 Long-term net realized gains:
  Class 1                                                                            -             -               -      (525,823)
  Class 2                                                                            -             -               -      (228,914)
   Total distributions from net realized gain on
   investments                                                                       -             -               -      (874,234)
Total dividends and distributions paid
 to shareholders                                                                (5,650)         (681)        (83,792)   (1,039,091)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     36,948        39,381          20,166        45,333
  Proceeds from reinvestment of dividends and distributions                        731           234          46,371       726,656
  Cost of shares repurchased                                                   (16,264)       (1,071)       (768,415)     (791,224)
   Net increase (decrease) from Class 1 transactions                            21,415        38,544        (701,878)      (19,235)
 Class 2:
  Proceeds from shares sold                                                    388,357       111,167       1,352,002     1,180,743
  Proceeds from reinvestment of dividends and distributions                      4,919           447          37,421       312,435
  Cost of shares repurchased                                                    (6,269)       (1,431)       (192,299)      (31,041)
   Net increase from Class 2 transactions                                      387,007       110,183       1,197,124     1,462,137
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   408,422       148,727         495,246     1,442,902

Total increase (decrease) in net assets                                        320,207       149,671      (1,241,267)      621,024

Net assets:
Beginning of period                                                            159,671     10,000 (2)      8,614,715     7,993,691
End of period                                                                $ 479,878     $ 159,671     $ 7,373,448   $ 8,614,715
Undistributed (distributions in excess of) net investment income                  $ (1)            -        $ 23,334        $ (320)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    4,441         4,224             694         1,337
  Shares issued on reinvestment of dividends and distributions                     101            25           1,797        22,815
  Shares repurchased                                                            (2,094)         (116)        (27,712)      (23,921)
   Net increase (decrease) in shares outstanding                                 2,448         4,133         (25,221)          231
 Class 2:
  Shares sold                                                                   47,771        11,929          47,358        35,974
  Shares issued on reinvestment of dividends and distributions                     685            48           1,457         9,837
  Shares repurchased                                                              (838)         (156)         (7,370)       (1,011)
   Net increase in shares outstanding                                           47,618        11,821          41,445        44,800




                                                                                     Asset
                                                                                   Allocation
                                                                                      Fund                       Bond Fund
                                                                            Year ended     Year ended     Year ended    Year ended
                                                                          December 31,   December 31,   December 31,  December 31,
                                                                                  2002           2001           2002          2001
Operations:
Net investment income (loss)                                                  $ 57,343       $ 52,066       $ 45,067      $ 29,530
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                (44,140)       (16,900)       (16,665)       (1,060)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            (249,438)       (21,889)         7,998           654
 Net increase (decrease) in net assets
  resulting from operations                                                   (236,235)        13,277         36,400        29,124

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (20,853)       (40,072)        (8,386)       (9,147)
  Class 2                                                                      (25,444)       (19,597)       (20,697)      (11,820)
  Total dividends from net investment income                                   (46,297)       (59,669)       (29,083)      (20,967)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -         (1,619)             -             -
  Class 2                                                                            -           (831)             -             -
 Long-term net realized gains:
  Class 1                                                                            -        (61,794)             -             -
  Class 2                                                                            -        (31,716)             -             -
   Total distributions from net realized gain on
   investments                                                                       -        (95,960)             -             -
Total dividends and distributions paid
 to shareholders                                                               (46,297)      (155,629)       (29,083)      (20,967)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     22,833         16,283         50,951        62,438
  Proceeds from reinvestment of dividends and distributions                     20,853        103,485          8,386         9,147
  Cost of shares repurchased                                                  (120,247)      (148,486)       (36,190)      (32,905)
   Net increase (decrease) from Class 1 transactions                           (76,561)       (28,718)        23,147        38,680
 Class 2:
  Proceeds from shares sold                                                    482,358        286,711        339,972       199,350
  Proceeds from reinvestment of dividends and distributions                     25,444         52,144         20,697        11,820
  Cost of shares repurchased                                                   (37,169)       (15,325)       (18,768)      (10,207)
   Net increase from Class 2 transactions                                      470,633        323,530        341,901       200,963
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   394,072        294,812        365,048       239,643

Total increase (decrease) in net assets                                        111,540        152,460        372,365       247,800

Net assets:
Beginning of period                                                          1,741,621      1,589,161        542,525       294,725
End of period                                                              $ 1,853,161    $ 1,741,621      $ 914,890     $ 542,525
Undistributed (distributions in excess of) net investment income              $ 10,829         $ (111)      $ 44,449      $ 28,596

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    1,713          1,101          5,076         6,010
  Shares issued on reinvestment of dividends and distributions                   1,705          7,222            839           900
  Shares repurchased                                                            (9,051)        (9,876)        (3,555)       (3,140)
   Net increase (decrease) in shares outstanding                                (5,633)        (1,553)         2,360         3,770
 Class 2:
  Shares sold                                                                   36,311         19,725         33,543        19,184
  Shares issued on reinvestment of dividends and distributions                   2,091          3,646          2,078         1,165
  Shares repurchased                                                            (2,897)        (1,055)        (1,864)         (982)
   Net increase in shares outstanding                                           35,505         22,316         33,757        19,367

                                                                                                               U.S. Government/
                                                                                   High-Income                    AAA-Rated
                                                                                    Bond Fund                 Securities Fund
                                                                            Year ended     Year ended      Year ended   Year ended
                                                                          December 31,   December 31,    December 31, December 31,
                                                                                  2002           2001            2002         2001
Operations:
Net investment income (loss)                                                  $ 48,835       $ 54,046        $ 27,809     $ 26,415
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                (55,818)       (61,063)          2,910        6,883
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                              (5,040)        49,657          25,400       (1,635)
 Net increase (decrease) in net assets
  resulting from operations                                                    (12,023)        42,640          56,119       31,663

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (35,097)       (46,609)        (18,187)     (20,961)
  Class 2                                                                      (16,126)       (15,011)         (8,137)      (5,339)
  Total dividends from net investment income                                   (51,223)       (61,620)        (26,324)     (26,300)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -              -               -            -
  Class 2                                                                            -              -               -            -
 Long-term net realized gains:
  Class 1                                                                            -              -               -            -
  Class 2                                                                            -              -               -            -
   Total distributions from net realized gain on
   investments                                                                       -              -               -            -
Total dividends and distributions paid
 to shareholders                                                               (51,223)       (61,620)        (26,324)     (26,300)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     22,929         29,661         164,863       65,449
  Proceeds from reinvestment of dividends and distributions                     35,097         46,609          18,187       20,961
  Cost of shares repurchased                                                   (81,442)       (94,887)        (72,321)     (67,070)
   Net increase (decrease) from Class 1 transactions                           (23,416)       (18,617)        110,729       19,340
 Class 2:
  Proceeds from shares sold                                                     49,450         47,360         249,288       76,594
  Proceeds from reinvestment of dividends and distributions                     16,126         15,011           8,137        5,339
  Cost of shares repurchased                                                   (19,699)       (18,239)       (116,117)     (15,692)
   Net increase from Class 2 transactions                                       45,877         44,132         141,308       66,241
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                    22,461         25,515         252,037       85,581

Total increase (decrease) in net assets                                        (40,785)         6,535         281,832       90,944

Net assets:
Beginning of period                                                            559,108        552,573         522,891      431,947
End of period                                                                $ 518,323      $ 559,108       $ 804,723    $ 522,891
Undistributed (distributions in excess of) net investment income              $ 46,888       $ 49,548        $ 27,676     $ 26,191

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    2,194          2,412          13,743        5,488
  Shares issued on reinvestment of dividends and distributions                   3,563          4,088           1,550        1,823
  Shares repurchased                                                            (7,863)        (7,809)         (5,986)      (5,650)
   Net increase (decrease) in shares outstanding                                (2,106)        (1,309)          9,307        1,661
 Class 2:
  Shares sold                                                                    4,635          3,873          20,773        6,465
  Shares issued on reinvestment of dividends and distributions                   1,642          1,319             696          466
  Shares repurchased                                                            (1,935)        (1,508)         (9,687)      (1,328)
   Net increase in shares outstanding                                            4,342          3,684          11,782        5,603

                                                                                     Cash
                                                                                  Management
                                                                                     Fund
                                                                           Year ended    Year ended
                                                                         December 31,  December 31,
                                                                                 2002          2001
Operations:
Net investment income (loss)                                                  $ 3,760      $ 10,539
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                    (2)            9
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                  -             -
 Net increase (decrease) in net assets
  resulting from operations                                                     3,758        10,548

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (5,923)      (12,736)
  Class 2                                                                      (4,462)       (3,838)
  Total dividends from net investment income                                  (10,385)      (16,574)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                         (16)            -
  Class 2                                                                         (12)            -
 Long-term net realized gains:
  Class 1                                                                           -             -
  Class 2                                                                           -             -
   Total distributions from net realized gain on
   investments                                                                    (28)            -
Total dividends and distributions paid
 to shareholders                                                              (10,413)      (16,574)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                   150,300       238,377
  Proceeds from reinvestment of dividends and distributions                     5,939        12,736
  Cost of shares repurchased                                                 (167,545)     (238,898)
   Net increase (decrease) from Class 1 transactions                          (11,306)       12,215
 Class 2:
  Proceeds from shares sold                                                   996,887       498,354
  Proceeds from reinvestment of dividends and distributions                     4,474         3,838
  Cost of shares repurchased                                                 (992,719)     (422,493)
   Net increase from Class 2 transactions                                       8,642        79,699
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   (2,664)       91,914

Total increase (decrease) in net assets                                        (9,319)       85,888

Net assets:
Beginning of period                                                           345,482       259,594
End of period                                                               $ 336,163     $ 345,482
Undistributed (distributions in excess of) net investment income              $ 3,684      $ 10,329

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                  13,366        20,550
  Shares issued on reinvestment of dividends and distributions                    535         1,131
  Shares repurchased                                                          (14,815)      (20,631)
   Net increase (decrease) in shares outstanding                                 (914)        1,050
 Class 2:
  Shares sold                                                                  88,127        43,724
  Shares issued on reinvestment of dividends and distributions                    404           342
  Shares repurchased                                                          (87,799)      (37,080)
   Net increase in shares outstanding                                             732         6,986



(1) For the period July 5, 2001, commencement of operations, through December 31, 2001.
(2) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:



Global Discovery Fund            Long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy.

Global Growth Fund               Long-term growth of capital by investing primarily in common stocks  of companies located around the world.

Global Small Capitalization      Long-term growth of capital by investing primarily in stocks of smaller companies
Fund                             located around the world.

Growth Fund                      Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund               Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund                   Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth      To produce income exceeding the average yield on U.S. stocks and to provide an
Fund                             opportunity for growth of principal.

Growth-Income Fund               Growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund            High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund                        As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund            High current income and, secondarily, capital appreciation by investing primarily
(formerly known as High-Yield    in intermediate and long-term corporate obligations, with emphasis on higher
Bond Fund)                       yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated        A high level of current income consistent with prudent investment risk and
Securities Fund                  preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund             High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two share classes (1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

     Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

          Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between classes 1 and 2 based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

          Dividends  and   distributions   to   shareholders   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.


3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase, unrealized appreciation of certain investments in non-U.S. securities, expenses deferred for tax purposes, cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2002. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2004, through December 31, 2010, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of  December 31, 2002 are as follows:

(dollars in thousands)


                                                                              Global      Global    Global Small
                                                                           Discovery      Growth  Capitalization        Growth
                                                                                Fund        Fund            Fund          Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                  $ -     $ 3,825         $ 3,268       $ 4,574
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                     (6)          -             (19)          (17)
Short-term and long-term capital loss deferrals                               (1,234)   (178,697)       (153,302)   (1,201,224)
Gross unrealized appreciation on investment securities                           207      58,683          38,200       992,091
Gross unrealized depreciation on investment securities                        (3,971)   (173,773)       (106,957)   (1,263,289)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    23,082     860,513         465,165     6,473,676
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (6)        (60)          8,090          (946)
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                   4           -               -             -


 Capital loss carryforward expires in:
2010                                                                           $ 737    $ 56,984        $ 52,175     $ 844,401
2009                                                                             100     101,126          94,473       257,703
2008                                                                               -           -               -             -
2007                                                                               -           -               -             -
2006                                                                               -           -               -             -
2004                                                                               -           -               -             -
                                                                               $ 837   $ 158,110       $ 146,648   $ 1,102,104


                                                                                                        Blue Chip
                                                                                                 New       Income     Growth-
                                                                           International       World   and Growth      Income
                                                                                    Fund        Fund         Fund        Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                  $ 3,000     $ 3,271            -    $ 23,652
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       (197)         (7)           -           -
Short-term and long-term capital loss deferrals                                 (286,844)    (26,444)      (4,911)   (102,677)
Gross unrealized appreciation on investment securities                           236,469      14,068        3,619     766,446
Gross unrealized depreciation on investment securities                          (493,945)    (26,114)     (85,920) (1,637,445)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                     2,131,197     169,894      572,463   8,264,895
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (2,492)        (52)           -          37
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                       -           -           41           -


 Capital loss carryforward expires in:
2010                                                                           $ 121,367     $ 4,880      $ 3,625         $ -
2009                                                                             147,937      16,564        1,001      18,842
2008                                                                                   -           -            -           -
2007                                                                                   -           -            -           -
2006                                                                                   -           -            -           -
2004                                                                                   -           -            -           -
                                                                               $ 269,304    $ 21,444      $ 4,626    $ 18,842


                                                                                                                           U.S.
                                                                                                                    Government/
                                                                                  Asset                High-Income    AAA-Rated
                                                                             Allocation        Bond           Bond   Securities
                                                                                   Fund        Fund           Fund         Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                $ 11,076    $ 45,223       $ 48,860     $ 27,703
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       (53)          -              -            -
Short-term and long-term capital loss deferrals                                 (57,266)    (21,477)      (133,152)     (14,105)
Gross unrealized appreciation on investment securities                          129,299      41,673         29,620       32,303
Gross unrealized depreciation on investment securities                         (236,064)    (49,753)      (120,169)        (124)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    1,966,006     919,383        599,115      826,562
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                         (106)       (131)          (272)           -
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                      -           -              -            -


 Capital loss carryforward expires in:
2010                                                                           $ 28,538    $ 11,748       $ 50,900          $ -
2009                                                                             14,729         534         54,476            -
2008                                                                                  -       2,909              -        4,040
2007                                                                                  -         154            973          737
2006                                                                                  -       1,346         11,417        3,594
2004                                                                                  -           -              -        5,734
                                                                               $ 43,267    $ 16,691      $ 117,766     $ 14,105




                                                                                 Cash
                                                                           Management
                                                                                 Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                               $ 3,698
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       -
Short-term and long-term capital loss deferrals                                    (2)
Gross unrealized appreciation on investment securities                              -
Gross unrealized depreciation on investment securities                              -
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    337,345
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (20)
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                    -


 Capital loss carryforward expires in:
2010                                                                              $ 2
2009                                                                                -
2008                                                                                -
2007                                                                                -
2006                                                                                -
2004                                                                                -
                                                                                  $ 2

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

Investment advisory services - The aggregate fee of $94,888,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase. The range of rates and asset levels, and the current annualized rates of average net assets are as follows:

                                                                                          Net asset value
                                                            Rates                          (in billions)        For the
                                               Beginning              Ending                      In excess     year ended
Fund                                            with                  with             Up to         of         December 31, 2002
Global Discovery                                .580 %                                  all                         .58%
Global Growth                                   .690                  .530 %            $ .6        $ 1.2           .67
Global Small Capitalization                     .800                  .740               .6           .6            .80
Growth                                          .500                  .300               .6         13.0            .38
International                                   .690                  .450               .5         10.5            .57
New World                                       .850                                    all                         .85
Blue Chip Income and Growth                     .500                                    all                         .50
Growth-Income                                   .500                  .242               .6         10.5            .34
Asset Allocation                                .500                  .320               .6         2.0             .43
Bond                                            .480                  .400               .6         1.0             .47
High-Income Bond                                .500                  .450               .6         1.0             .50
U.S. Government/AAA-Rated Securities            .460                  .360               .6         1.0             .45
Cash Management                                 .500                  .380               .1          .4             .44


Distribution services - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the year ended December 31, 2002, distribution expenses under the plan for the series aggregated $25,371,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

Transfer agent services - The aggregate fee of $122,000 was incurred during the year ended December 31, 2002, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated Trustees and officers - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.


5. Investment transactions and other disclosures

Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the year ended December 31, 2002, custodian fees for the series aggregated $2,037,000, which includes $77,000 that was offset by this reduction, rather than paid in cash.

As of December 31, 2002, the Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)
                                                                      Contract                 U.S.
                                                                       amount                valuation
                                                                                                      Unrealized
Non-U.S. Currency Sale Contracts         Fund                 Non-U.S.         U.S.      Amount      (depreciation)
Euro, expiring 2/5-3/11/03         Asset Allocation           Euro851         $849        $892           ($43)


The  following  table  presents  additional  information  as of the  year  ended December 31, 2002 (dollars in thousands):
                                                      Global      Global     Global Small                                      New
                                                   Discovery      Growth   Capitalization        Growth   International      World
                                                        Fund        Fund             Fund          Fund            Fund       Fund
For the year
 ended December 31, 2002:
 Purchases of
  investment
  securities (1)                                    $ 12,113   $ 310,849        $ 348,031   $ 2,452,672       $ 596,675   $ 43,195
 Sales of investment
  securities (1)                                       3,179     199,793          250,038     2,152,433         743,398     30,878
 Non-U.S taxes withheld on
  dividend income                                          2         830              345         1,094           5,205        242
 Non-U.S taxes withheld on                                 -
  interest income                                          -           -                -             -               -          3
 Non-U.S taxes paid (refunded) on realized gains           -           -               43             -               -         (4)
 Non-U.S taxes provided on unrealized gains                -           -               38             -               -        109
 Restricted securities
  as of December 31, 2002: (2)
   Market value                                          950      48,773           17,447       327,619          95,212      7,917
   Percent of net assets                                  5%          7%               4%            5%              5%         5%


                                                  Blue Chip
                                                     Income       Growth-         Asset                      High-Income
                                                 and Growth        Income    Allocation            Bond             Bond
                                                       Fund          Fund          Fund            Fund             Fund


 Purchases of
  investment
  securities (1)                                  $ 408,188   $ 2,695,883     $ 689,446       $ 489,840         $ 216,994
 Sales of investment
  securities (1)                                     24,018     1,859,642       385,482         179,487           251,259
 Non-U.S taxes withheld on
  dividend income                                         -           963           410               -                 -
 Non-U.S taxes withheld on
  interest income                                         -             -             -               -                 -
 Non-U.S taxes paid (refunded) on realized gains          -             -             -               -                 -
 Non-U.S taxes provided on unrealized gains               -             -             -               -                 -
 Restricted securities
  as of December 31, 2002: (2)
   Market value                                      11,494       450,529       238,204         140,004            88,008
   Percent of net assets                                 2%            6%           13%             15%               17%

                                                        U.S.
                                                 Government/
                                                   AAA-Rated         Cash
                                                  Securities   Management
                                                        Fund         Fund


Purchases of
 investment
 securities (1)                                    $ 502,465  $ 4,046,396
Sales of investment
 securities (1)                                      308,246    4,041,683
Non-U.S taxes withheld on
 dividend income                                           -            -
Non-U.S taxes withheld on
 interest income                                           -            -
Non-U.S taxes paid (refunded) on realized gains            -            -
Non-U.S taxes provided on unrealized gains                 -            -
Restricted securities
 as of December 31, 2002: (2)
  Market value                                       131,276       75,642
  Percent of net assets                                  16%          23%


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Resale of restricted securities may be limited to qualified buyers or otherwise restricted. These securities include restricted short-term notes, which in practice are as liquid as liquid as unrestricted securities in the portfolio. These securities are identified in the investment portfolio.

Financial highlights (1)

                                                                                 Income (loss) from investment operations (2)


                                                                                                          Net
                                                       Net asset                                gains (losses)
                                                          value,                   Net          on securities       Total from
Period                                                 beginning            investment         (both realized       investment
ended                                                  of period          income (loss)        and unrealized)      operations

Global Discovery Fund (4)
Class 1
12/31/02                                                  $ 9.30                 $ .06                $ (2.05)         $ (1.99)
12/31/01                                                   10.00                   .04                   (.70)            (.66)
Class 2
12/31/02                                                    9.30                   .04                  (2.05)           (2.01)
12/31/01                                                   10.00                   .02                   (.69)            (.67)
Global Growth Fund
Class 1
12/31/02                                                  $13.42                 $ .09                $ (2.02)         $ (1.93)
12/31/01                                                   17.25                   .18                  (2.50)           (2.32)
12/31/00                                                   21.42                   .20                  (4.15)           (3.95)
12/31/99                                                   18.99                   .01                   3.43             3.44
11/30/99                                                   13.02                   .14                   6.39             6.53
11/30/98                                                   10.62                   .13                   2.43             2.56
Class 2
12/31/02                                                   13.38                   .06                  (2.01)           (1.95)
12/31/01                                                   17.21                   .13                  (2.49)           (2.36)
12/31/00                                                   21.41                   .15                  (4.13)           (3.98)
12/31/99                                                   18.98                   .01                   3.42             3.43
11/30/99                                                   13.02                   .11                   6.37             6.48
11/30/98                                                   10.61                   .10                   2.44             2.54
Global Small Capitalization Fund (5)
Class 1
12/31/02                                                  $11.52                $ - (6)               $ (2.15)         $ (2.15)
12/31/01                                                   14.28                   .03                  (1.81)           (1.78)
12/31/00                                                   17.37                   .09                  (2.81)           (2.72)
12/31/99                                                   17.16                  - (6)                  1.92             1.92
11/30/99                                                    9.11                   .06                   8.20             8.26
11/30/98                                                   10.00                   .07                   (.92)            (.85)
Class 2
12/31/02                                                   11.48                  (.02)                 (2.15)           (2.17)
12/31/01                                                   14.24                  - (6)                 (1.80)           (1.80)
12/31/00                                                   17.36                   .04                  (2.80)           (2.76)
12/31/99                                                   17.14                  - (6)                  1.92             1.92
11/30/99                                                    9.10                   .04                   8.19             8.23
11/30/98                                                   10.00                   .04                   (.91)            (.87)
Growth Fund
Class 1
12/31/02                                                  $44.30                 $ .12                $(10.87)         $(10.75)
12/31/01                                                   73.51                   .18                 (11.99)          (11.81)
12/31/00                                                   70.62                   .41                   2.97             3.38
12/31/99                                                   72.12                   .01                   9.64             9.65
11/30/99                                                   54.91                   .11                  25.35            25.46
11/30/98                                                   50.12                   .19                  10.91            11.10
Class 2
12/31/02                                                   44.09                   .03                 (10.82)          (10.79)
12/31/01                                                   73.28                   .04                 (11.94)          (11.90)
12/31/00                                                   70.57                   .25                   2.95             3.20
12/31/99                                                   72.04                  - (6)                  9.63             9.63
11/30/99                                                   54.88                  (.02)                 25.33            25.31
11/30/98                                                   50.09                   .08                  10.90            10.98
International Fund
Class 1
12/31/02                                                  $12.02                 $ .15                $ (1.90)         $ (1.75)
12/31/01                                                   20.59                   .22                  (3.79)           (3.57)
12/31/00                                                   26.74                   .18                  (5.90)           (5.72)
12/31/99                                                   25.08                   .01                   4.34             4.35
11/30/99                                                   16.57                   .25                   8.87             9.12
11/30/98                                                   16.07                   .22                   2.21             2.43
Class 2
12/31/02                                                   11.97                   .12                  (1.89)           (1.77)
12/31/01                                                   20.54                   .15                  (3.76)           (3.61)
12/31/00                                                   26.73                   .13                  (5.89)           (5.76)
12/31/99                                                   25.07                   .01                   4.33             4.34
11/30/99                                                   16.56                   .10                   8.98             9.08
11/30/98                                                   16.06                   .20                   2.19             2.39
New World Fund (8)
Class 1
12/31/02                                                  $ 9.44                 $ .20                  $(.70)           $(.50)
12/31/01                                                    9.85                   .24                   (.63)            (.39)
12/31/00                                                   11.77                   .24                  (1.70)           (1.46)
12/31/99                                                   10.56                   .01                   1.25             1.26
11/30/99                                                   10.00                   .07                    .51              .58
Class 2
12/31/02                                                    9.41                   .18                   (.70)            (.52)
12/31/01                                                    9.84                   .21                   (.62)            (.41)
12/31/00                                                   11.77                   .20                  (1.69)           (1.49)
12/31/99                                                   10.55                   .02                   1.25             1.27
11/30/99                                                   10.00                   .06                    .51              .57
Blue Chip Income and Growth Fund (4)
Class 1
12/31/02                                                  $ 9.43                 $ .16                $ (2.32)         $ (2.16)
12/31/01                                                   10.00                   .09                   (.61)            (.52)
Class 2
12/31/02                                                    9.41                   .14                  (2.30)           (2.16)
12/31/01                                                   10.00                   .08                   (.63)            (.55)
Growth-Income Fund
Class 1
12/31/02                                                  $31.70                 $ .41                $ (6.16)         $ (5.75)
12/31/01                                                   35.23                   .51                    .49             1.00
12/31/00                                                   33.08                   .72                   1.98             2.70
12/31/99                                                   38.70                   .06                    .88              .94
11/30/99                                                   40.73                   .69                   3.94             4.63
11/30/98                                                   39.97                   .67                   4.60             5.27
Class 2
12/31/02                                                   31.58                   .35                  (6.14)           (5.79)
12/31/01                                                   35.13                   .41                    .52              .93
12/31/00                                                   33.07                   .65                   1.96             2.61
12/31/99                                                   38.67                   .07                    .87              .94
11/30/99                                                   40.70                   .59                   3.94             4.53
11/30/98                                                   39.94                   .58                   4.60             5.18
Asset Allocation Fund
Class 1
12/31/02                                                  $14.30                 $ .45                $ (2.19)         $ (1.74)
12/31/01                                                   15.71                   .49                   (.37)             .12
12/31/00                                                   15.07                   .56                    .13              .69
12/31/99                                                   16.03                   .05                    .15              .20
11/30/99                                                   16.57                   .58                    .60             1.18
11/30/98                                                   16.16                   .58                   1.27             1.85
Class 2
12/31/02                                                   14.25                   .42                  (2.18)           (1.76)
12/31/01                                                   15.67                   .45                   (.36)             .09
12/31/00                                                   15.06                   .53                    .13              .66
12/31/99                                                   16.02                   .05                    .14              .19
11/30/99                                                   16.56                   .53                    .61             1.14
11/30/98                                                   16.15                   .53                   1.28             1.81
Bond Fund
Class 1
12/31/02                                                  $10.44                 $ .67                  $(.24)            $.43
12/31/01                                                   10.18                   .77                    .08              .85
12/31/00                                                    9.74                   .80                   (.29)             .51
12/31/99                                                    9.86                   .07                   (.01)             .06
11/30/99                                                   10.37                   .73                   (.50)             .23
11/30/98                                                   10.62                   .67                   (.15)             .52
Class 2
12/31/02                                                   10.40                   .64                   (.24)             .40
12/31/01                                                   10.16                   .73                    .08              .81
12/31/00                                                    9.74                   .78                   (.30)             .48
12/31/99                                                    9.85                   .06                   - (6)             .06
11/30/99                                                   10.36                   .67                   (.47)             .20
11/30/98                                                   10.61                   .65                   (.15)             .50
High-Income Bond Fund
Class 1
12/31/02                                                  $11.78                 $1.01                $ (1.25)           $(.24)
12/31/01                                                   12.25                  1.17                   (.23)             .94
12/31/00                                                   12.75                  1.24                  (1.63)            (.39)
12/31/99                                                   12.81                   .11                    .12              .23
11/30/99                                                   13.77                  1.26                   (.72)             .54
11/30/98                                                   14.96                  1.26                  (1.04)             .22
Class 2
12/31/02                                                   11.74                   .97                  (1.25)            (.28)
12/31/01                                                   12.22                  1.13                   (.23)             .90
12/31/00                                                   12.75                  1.22                  (1.64)            (.42)
12/31/99                                                   12.80                   .11                    .12              .23
11/30/99                                                   13.76                  1.18                   (.67)             .51
11/30/98                                                   14.95                  1.25                  (1.06)             .19
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/02                                                  $11.87                 $ .54                  $ .55           $ 1.09
12/31/01                                                   11.73                   .66                    .17              .83
12/31/00                                                   10.56                   .68                    .55             1.23
12/31/99                                                   10.78                   .06                   (.10)            (.04)
11/30/99                                                   11.43                   .69                   (.67)             .02
11/30/98                                                   11.18                   .68                    .26              .94
Class 2
12/31/02                                                   11.83                   .50                    .55             1.05
12/31/01                                                   11.70                   .62                    .18              .80
12/31/00                                                   10.56                   .65                    .55             1.20
12/31/99                                                   10.78                   .05                   (.10)            (.05)
11/30/99                                                   11.42                   .65                   (.64)             .01
11/30/98                                                   11.17                   .68                    .24              .92
Cash Management Fund
Class 1
12/31/02                                                  $11.41                 $ .14                 $ - (6)            $.14
12/31/01                                                   11.65                   .41                    .01              .42
12/31/00                                                   11.05                   .65                    .01              .66
12/31/99                                                   11.13                   .05                   - (6)             .05
11/30/99                                                   11.13                   .49                    .02              .51
11/30/98                                                   11.13                   .57                   (.01)             .56
Class 2
12/31/02                                                   11.37                   .11                   - (6)             .11
12/31/01                                                   11.62                   .34                    .05              .39
12/31/00                                                   11.04                   .63                    .01              .64
12/31/99                                                   11.12                   .05                   - (6)             .05
11/30/99                                                   11.12                   .48                   - (6)             .48
11/30/98                                                   11.12                   .55                   (.02)             .53



                                                                       Dividends and distributions



                                                       Dividends
                                                       (from net         Distributions                               Net asset
                                                      investment         (from capital                  Total       value, end
                                                          income)                gains)         distributions        of period

Global Discovery Fund (4)                                 $ (.05)                    -                  $(.05)          $ 7.26
Class 1                                                     (.04)                    -                   (.04)            9.30
12/31/02
12/31/01                                                    (.04)                    -                   (.04)            7.25
Class 2                                                     (.03)                    -                   (.03)            9.30
12/31/02
12/31/01
Global Growth Fund                                        $ (.14)                  $ -                  $(.14)          $11.35
Class 1                                                     (.15)                (1.36)                 (1.51)           13.42
12/31/02                                                    (.02)                 (.20)                  (.22)           17.25
12/31/01                                                    (.11)                 (.90)                 (1.01)           21.42
12/31/00                                                    (.12)                 (.44)                  (.56)           18.99
12/31/99                                                    (.14)                 (.02)                  (.16)           13.02
11/30/99
11/30/98                                                    (.11)                    -                   (.11)           11.32
Class 2                                                     (.11)                (1.36)                 (1.47)           13.38
12/31/02                                                    (.02)                 (.20)                  (.22)           17.21
12/31/01                                                    (.10)                 (.90)                 (1.00)           21.41
12/31/00                                                    (.08)                 (.44)                  (.52)           18.98
12/31/99                                                    (.11)                 (.02)                  (.13)           13.02
11/30/99
11/30/98
Global Small Capitalization Fund (5)                      $ (.10)                  $ -                  $(.10)          $ 9.27
Class 1                                                     (.13)                 (.85)                  (.98)           11.52
12/31/02                                                    (.05)                 (.32)                  (.37)           14.28
12/31/01                                                    (.01)                (1.70)                 (1.71)           17.37
12/31/00                                                    (.08)                 (.13)                  (.21)           17.16
12/31/99                                                    (.04)                    -                   (.04)            9.11
11/30/99
11/30/98                                                    (.08)                    -                   (.08)            9.23
Class 2                                                     (.11)                 (.85)                  (.96)           11.48
12/31/02                                                    (.04)                 (.32)                  (.36)           14.24
12/31/01                                                       -                 (1.70)                 (1.70)           17.36
12/31/00                                                    (.06)                 (.13)                  (.19)           17.14
12/31/99                                                    (.03)                    -                   (.03)            9.10
11/30/99
11/30/98
Growth Fund                                               $ (.08)                  $ -                  $(.08)          $33.47
Class 1                                                     (.41)               (16.99)                (17.40)           44.30
12/31/02                                                       -                  (.49)                  (.49)           73.51
12/31/01                                                    (.05)               (11.10)                (11.15)           70.62
12/31/00                                                    (.14)                (8.11)                 (8.25)           72.12
12/31/99                                                    (.17)                (6.14)                 (6.31)           54.91
11/30/99
11/30/98                                                    (.01)                    -                   (.01)           33.29
Class 2                                                     (.30)               (16.99)                (17.29)           44.09
12/31/02                                                       -                  (.49)                  (.49)           73.28
12/31/01                                                       -                (11.10)                (11.10)           70.57
12/31/00                                                    (.04)                (8.11)                 (8.15)           72.04
12/31/99                                                    (.05)                (6.14)                 (6.19)           54.88
11/30/99
11/30/98
International Fund                                        $ (.20)                  $ -                  $(.20)          $10.07
Class 1                                                     (.20)                (4.80)                 (5.00)           12.02
12/31/02                                                    (.01)                 (.42)                  (.43)           20.59
12/31/01                                                    (.10)                (2.59)                 (2.69)           26.74
12/31/00                                                    (.30)                 (.31)                  (.61)           25.08
12/31/99                                                    (.28)                (1.65)                 (1.93)           16.57
11/30/99
11/30/98                                                    (.15)                    -                   (.15)           10.05
Class 2                                                     (.16)                (4.80)                 (4.96)           11.97
12/31/02                                                    (.01)                 (.42)                  (.43)           20.54
12/31/01                                                    (.09)                (2.59)                 (2.68)           26.73
12/31/00                                                    (.26)                 (.31)                  (.57)           25.07
12/31/99                                                    (.24)                (1.65)                 (1.89)           16.56
11/30/99
11/30/98
New World Fund (8)                                        $ (.18)                  $ -                  $(.18)          $ 8.76
Class 1                                                     (.02)                    -                   (.02)            9.44
12/31/02                                                    (.20)                 (.26)                  (.46)            9.85
12/31/01                                                    (.04)                 (.01)                  (.05)           11.77
12/31/00                                                    (.02)                    -                   (.02)           10.56
12/31/99
11/30/99                                                    (.16)                    -                   (.16)            8.73
Class 2                                                     (.02)                    -                   (.02)            9.41
12/31/02                                                    (.18)                 (.26)                  (.44)            9.84
12/31/01                                                    (.04)                 (.01)                  (.05)           11.77
12/31/00                                                    (.02)                    -                   (.02)           10.55
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                      $ (.10)                    -                  $(.10)          $ 7.17
Class 1                                                     (.05)                    -                   (.05)            9.43
12/31/02
12/31/01                                                    (.09)                    -                   (.09)            7.16
Class 2                                                     (.04)                    -                   (.04)            9.41
12/31/02
12/31/01
Growth-Income Fund                                        $ (.32)                  $ -                  $(.32)          $25.63
Class 1                                                     (.73)                (3.80)                 (4.53)           31.70
12/31/02                                                    (.06)                 (.49)                  (.55)           35.23
12/31/01                                                    (.18)                (6.38)                 (6.56)           33.08
12/31/00                                                    (.66)                (6.00)                 (6.66)           38.70
12/31/99                                                    (.68)                (3.83)                 (4.51)           40.73
11/30/99
11/30/98                                                    (.27)                    -                   (.27)           25.52
Class 2                                                     (.68)                (3.80)                 (4.48)           31.58
12/31/02                                                    (.06)                 (.49)                  (.55)           35.13
12/31/01                                                    (.16)                (6.38)                 (6.54)           33.07
12/31/00                                                    (.56)                (6.00)                 (6.56)           38.67
12/31/99                                                    (.59)                (3.83)                 (4.42)           40.70
11/30/99
11/30/98
Asset Allocation Fund                                     $ (.33)                  $ -                  $(.33)          $12.23
Class 1                                                     (.59)                 (.94)                 (1.53)           14.30
12/31/02                                                    (.05)                    -                   (.05)           15.71
12/31/01                                                    (.14)                (1.02)                 (1.16)           15.07
12/31/00                                                    (.57)                (1.15)                 (1.72)           16.03
12/31/99                                                    (.57)                 (.87)                 (1.44)           16.57
11/30/99
11/30/98                                                    (.31)                    -                   (.31)           12.18
Class 2                                                     (.57)                 (.94)                 (1.51)           14.25
12/31/02                                                    (.05)                    -                   (.05)           15.67
12/31/01                                                    (.13)                (1.02)                 (1.15)           15.06
12/31/00                                                    (.53)                (1.15)                 (1.68)           16.02
12/31/99                                                    (.53)                 (.87)                 (1.40)           16.56
11/30/99
11/30/98
Bond Fund                                                 $ (.46)                  $ -                  $(.46)          $10.41
Class 1                                                     (.59)                    -                   (.59)           10.44
12/31/02                                                    (.07)                    -                   (.07)           10.18
12/31/01                                                    (.18)                    -                   (.18)            9.74
12/31/00                                                    (.69)                 (.05)                  (.74)            9.86
12/31/99                                                    (.65)                 (.12)                  (.77)           10.37
11/30/99
11/30/98                                                    (.44)                    -                   (.44)           10.36
Class 2                                                     (.57)                    -                   (.57)           10.40
12/31/02                                                    (.06)                    -                   (.06)           10.16
12/31/01                                                    (.17)                    -                   (.17)            9.74
12/31/00                                                    (.66)                 (.05)                  (.71)            9.85
12/31/99                                                    (.63)                 (.12)                  (.75)           10.36
11/30/99
11/30/98
High-Income Bond Fund                                     $(1.10)                  $ -                $ (1.10)          $10.44
Class 1                                                    (1.41)                    -                  (1.41)           11.78
12/31/02                                                    (.11)                    -                   (.11)           12.25
12/31/01                                                    (.29)                    -                   (.29)           12.75
12/31/00                                                   (1.31)                 (.19)                 (1.50)           12.81
12/31/99                                                   (1.25)                 (.16)                 (1.41)           13.77
11/30/99
11/30/98                                                   (1.07)                    -                  (1.07)           10.39
Class 2                                                    (1.38)                    -                  (1.38)           11.74
12/31/02                                                    (.11)                    -                   (.11)           12.22
12/31/01                                                    (.28)                    -                   (.28)           12.75
12/31/00                                                   (1.28)                 (.19)                 (1.47)           12.80
12/31/99                                                   (1.22)                 (.16)                 (1.38)           13.76
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                 $ (.59)                    -                  $(.59)          $12.37
Class 1                                                     (.69)                    -                   (.69)           11.87
12/31/02                                                    (.06)                    -                   (.06)           11.73
12/31/01                                                    (.18)                    -                   (.18)           10.56
12/31/00                                                    (.67)                    -                   (.67)           10.78
12/31/99                                                    (.69)                    -                   (.69)           11.43
11/30/99
11/30/98                                                    (.57)                    -                   (.57)           12.31
Class 2                                                     (.67)                    -                   (.67)           11.83
12/31/02                                                    (.06)                    -                   (.06)           11.70
12/31/01                                                    (.17)                    -                   (.17)           10.56
12/31/00                                                    (.65)                    -                   (.65)           10.78
12/31/99                                                    (.67)                    -                   (.67)           11.42
11/30/99
11/30/98
Cash Management Fund                                      $ (.38)                    -                  $(.38)          $11.17
Class 1                                                     (.66)                    -                   (.66)           11.41
12/31/02                                                    (.06)                    -                   (.06)           11.65
12/31/01                                                    (.13)                    -                   (.13)           11.05
12/31/00                                                    (.51)                    -                   (.51)           11.13
12/31/99                                                    (.56)                    -                   (.56)           11.13
11/30/99
11/30/98                                                    (.36)                    -                   (.36)           11.12
Class 2                                                     (.64)                    -                   (.64)           11.37
12/31/02                                                    (.06)                    -                   (.06)           11.62
12/31/01                                                    (.13)                    -                   (.13)           11.04
12/31/00                                                    (.48)                    -                   (.48)           11.12
12/31/99                                                    (.53)                    -                   (.53)           11.12
11/30/99
11/30/98


                                                                                                                      Ratio of
                                                                                                     Ratio of       net income
                                                                           Net assets,               expenses            (loss)
                                                           Total         end of period             to average       to average
                                                       return (3)         (in millions)            net assets       net assets

Global Discovery Fund (4)                                 (21.41)%                $ 10                   .61%             .69%
Class 1                                                    (6.65)                   12                    .31              .42
12/31/02
12/31/01                                                  (21.67)                    9                    .86              .48
Class 2                                                    (6.71)                    4                    .42              .21
12/31/02
12/31/01
Global Growth Fund                                        (14.46)%                $152                   .71%             .73%
Class 1                                                   (13.99)                  215                    .70             1.24
12/31/02                                                  (18.71)                  317                    .70              .97
12/31/01                                                   18.53                   327                    .06              .06
12/31/00                                                   51.90                   272                    .72             1.01
12/31/99                                                   24.26                   132                    .75             1.14
11/30/99
11/30/98                                                  (14.64)                  592                    .96              .48
Class 2                                                   (14.22)                  600                    .95              .88
12/31/02                                                  (18.87)                  562                    .95              .73
12/31/01                                                   18.47                   399                    .08              .04
12/31/00                                                   51.45                   316                    .96              .77
12/31/99                                                   24.06                   124                   1.00              .87
11/30/99
11/30/98
Global Small Capitalization Fund (5)                      (18.83)%                $108                   .84%             .04%
Class 1                                                   (12.63)                  149                    .83              .21
12/31/02                                                  (16.33)                  213                    .86              .52
12/31/01                                                   11.70                   178                    .07             - (7)
12/31/00                                                   92.15                   150                    .82              .53
12/31/99                                                   (8.31)                   55                    .51              .86
11/30/99
11/30/98                                                  (19.05)                  290                   1.09             (.20)
Class 2                                                   (12.85)                  274                   1.08             (.05)
12/31/02                                                  (16.53)                  234                   1.11              .25
12/31/01                                                   11.69                   111                    .09             (.02)
12/31/00                                                   91.86                    88                   1.06              .25
12/31/99                                                   (8.49)                   17                    .64              .63
11/30/99
11/30/98
Growth Fund                                               (24.27)%              $3,195                   .40%             .30%
Class 1                                                   (17.93)                5,207                    .38              .34
12/31/02                                                    4.72                 7,677                    .38              .53
12/31/01                                                   14.45                 8,224                    .03              .01
12/31/00                                                   52.56                 7,270                    .39              .19
12/31/99                                                   25.27                 5,313                    .41              .38
11/30/99
11/30/98                                                  (24.46)                3,009                    .65              .07
Class 2                                                   (18.15)                2,937                    .63              .07
12/31/02                                                    4.47                 2,356                    .63              .33
12/31/01                                                   14.44                 1,149                    .05             (.01)
12/31/00                                                   52.22                   937                    .64             (.06)
12/31/99                                                   24.97                   310                    .66              .15
11/30/99
11/30/98
International Fund                                        (14.58)%              $1,236                   .63%            1.35%
Class 1                                                   (19.73)                1,772                    .61             1.41
12/31/02                                                  (21.85)                2,750                    .59              .72
12/31/01                                                   18.18                 4,113                    .05              .03
12/31/00                                                   56.48                 3,526                    .61             1.18
12/31/99                                                   16.93                 2,593                    .66             1.36
11/30/99
11/30/98                                                  (14.84)                  636                    .88             1.05
Class 2                                                   (19.89)                  628                    .86             1.04
12/31/02                                                  (22.06)                  581                    .84              .50
12/31/01                                                   18.16                   391                    .07              .01
12/31/00                                                   56.16                   311                    .85              .84
12/31/99                                                   16.63                   126                    .91             1.03
11/30/99
11/30/98
New World Fund (8)                                         (5.45)%                $ 35                   .91%            2.14%
Class 1                                                    (3.99)                   37                    .91             2.54
12/31/02                                                  (12.43)                   45                    .92             2.14
12/31/01                                                   11.88                    45                    .08              .18
12/31/00                                                    5.87                    37                    .43             1.02
12/31/99
11/30/99                                                   (5.66)                  124                   1.16             1.89
Class 2                                                    (4.19)                  116                   1.16             2.25
12/31/02                                                  (12.70)                  102                   1.17             1.83
12/31/01                                                   11.87                    38                    .10              .16
12/31/00                                                    5.71                    28                    .57              .95
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                      (22.93)%                $ 54                   .52%            1.89%
Class 1                                                    (5.23)                   49                    .25              .93
12/31/02
12/31/01                                                  (23.07)                  426                    .77             1.76
Class 2                                                    (5.38)                  111                    .37              .82
12/31/02
12/31/01
Growth-Income Fund                                        (18.15)%              $3,741                   .35%            1.43%
Class 1                                                     2.78                 5,428                    .35             1.53
12/31/02                                                    8.24                 6,022                    .35             2.16
12/31/01                                                    3.21                 6,632                    .03              .18
12/31/00                                                   12.86                 6,537                    .35             1.75
12/31/99                                                   14.77                 6,704                    .36             1.74
11/30/99
11/30/98                                                  (18.34)                3,632                    .60             1.22
Class 2                                                     2.56                 3,187                    .60             1.25
12/31/02                                                    7.95                 1,972                    .60             1.92
12/31/01                                                    3.19                 1,203                    .05              .16
12/31/00                                                   12.59                 1,109                    .60             1.50
12/31/99                                                   14.49                   564                    .61             1.02
11/30/99
11/30/98
Asset Allocation Fund                                     (12.19)%                $797                   .45%            3.31%
Class 1                                                      .77                 1,012                    .45             3.30
12/31/02                                                    4.62                 1,136                    .45             3.77
12/31/01                                                    1.45                 1,387                    .04              .31
12/31/00                                                    7.65                 1,394                    .44             3.50
12/31/99                                                   12.32                 1,497                    .45             3.63
11/30/99
11/30/98                                                  (12.38)                1,056                    .70             3.11
Class 2                                                      .52                   730                    .70             3.03
12/31/02                                                    4.40                   453                    .70             3.53
12/31/01                                                    1.42                   341                    .06              .29
12/31/00                                                    7.39                   321                    .69             3.24
12/31/99                                                   12.05                   173                    .70             3.39
11/30/99
11/30/98
Bond Fund                                                  4.26%                  $218                   .49%            6.60%
Class 1                                                     8.48                   194                    .49             7.38
12/31/02                                                    5.22                   151                    .51             8.03
12/31/01                                                     .61                   169                    .05              .65
12/31/00                                                    2.33                   173                    .53             7.17
12/31/99                                                    5.12                   186                    .54             6.89
11/30/99
11/30/98                                                    4.05                   697                    .74             6.34
Class 2                                                     8.15                   349                    .74             7.06
12/31/02                                                    4.99                   144                    .76             7.87
12/31/01                                                     .59                    85                    .07              .63
12/31/00                                                    2.07                    80                    .78             6.94
12/31/99                                                    4.85                    45                    .78             6.62
11/30/99
11/30/98
High-Income Bond Fund                                     "(1.51)%                $335                   .52%            9.55%
Class 1                                                     8.02                   403                    .51             9.60
12/31/02                                                   (3.06)                  436                    .52             9.87
12/31/01                                                    1.83                   586                    .04              .79
12/31/00                                                    4.22                   589                    .51             9.13
12/31/99                                                    1.44                   715                    .51             8.66
11/30/99
11/30/98                                                   (1.83)                  183                    .77             9.28
Class 2                                                     7.73                   156                    .76             9.37
12/31/02                                                   (3.31)                  117                    .77             9.76
12/31/01                                                    1.81                    99                    .07              .77
12/31/00                                                    3.96                    95                    .76             8.86
12/31/99                                                    1.18                    68                    .76             8.60
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                  9.45%                  $517                   .47%            4.45%
Class 1                                                     7.24                   386                    .47             5.58
12/31/02                                                   11.69                   362                    .49             6.16
12/31/01                                                    (.41)                  421                    .05              .52
12/31/00                                                     .24                   431                    .52             6.06
12/31/99                                                    8.72                   537                    .51             6.11
11/30/99
11/30/98                                                    9.15                   288                    .72             4.14
Class 2                                                     7.02                   137                    .72             5.27
12/31/02                                                   11.39                    70                    .74             5.89
12/31/01                                                    (.43)                   48                    .07              .51
12/31/00                                                     .08                    47                    .77             5.83
12/31/99                                                    8.46                    32                    .75             5.68
11/30/99
11/30/98
Cash Management Fund                                       1.24%                  $203                   .46%            1.25%
Class 1                                                     3.66                   218                    .46             3.52
12/31/02                                                    6.04                   211                    .46             5.80
12/31/01                                                     .46                   317                    .04              .45
12/31/00                                                    4.73                   306                    .46             4.65
12/31/99                                                    5.17                   250                    .46             5.07
11/30/99
11/30/98                                                    1.00                   133                    .71             1.00
Class 2                                                     3.43                   127                    .71             2.99
12/31/02                                                    5.83                    49                    .71             5.60
12/31/01                                                     .43                    48                    .06              .42
12/31/00                                                    4.47                    48                    .71             4.40
12/31/99                                                    4.92                    34                    .70             4.75
11/30/99
11/30/98




                                                       Portfolio
                                                        turnover
                                                            rate

Global Discovery Fund (4)                                    25%
Class 1                                                        4
12/31/02
12/31/01                                                      25
Class 2                                                        4
12/31/02
12/31/01
Global Growth Fund                                           30%
Class 1                                                       38
12/31/02                                                      41
12/31/01                                                       3
12/31/00                                                      26
12/31/99                                                      26
11/30/99
11/30/98                                                      30
Class 2                                                       38
12/31/02                                                      41
12/31/01                                                       3
12/31/00                                                      26
12/31/99                                                      26
11/30/99
11/30/98
Global Small Capitalization Fund (5)                         66%
Class 1                                                       65
12/31/02                                                      62
12/31/01                                                       7
12/31/00                                                      81
12/31/99                                                      28
11/30/99
11/30/98                                                      66
Class 2                                                       65
12/31/02                                                      62
12/31/01                                                       7
12/31/00                                                      81
12/31/99                                                      28
11/30/99
11/30/98
Growth Fund                                                  34%
Class 1                                                       31
12/31/02                                                      48
12/31/01                                                       3
12/31/00                                                      37
12/31/99                                                      50
11/30/99
11/30/98                                                      34
Class 2                                                       31
12/31/02                                                      48
12/31/01                                                       3
12/31/00                                                      37
12/31/99                                                      50
11/30/99
11/30/98
International Fund                                           30%
Class 1                                                       40
12/31/02                                                      42
12/31/01                                                       1
12/31/00                                                      42
12/31/99                                                      34
11/30/99
11/30/98                                                      30
Class 2                                                       40
12/31/02                                                      42
12/31/01                                                       1
12/31/00                                                      42
12/31/99                                                      34
11/30/99
11/30/98
New World Fund (8)                                           22%
Class 1                                                       31
12/31/02                                                      43
12/31/01                                                       3
12/31/00                                                       1
12/31/99
11/30/99                                                      22
Class 2                                                       31
12/31/02                                                      43
12/31/01                                                       3
12/31/00                                                       1
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                          8%
Class 1                                                       12
12/31/02
12/31/01                                                       8
Class 2                                                       12
12/31/02
12/31/01
Growth-Income Fund                                           26%
Class 1                                                       34
12/31/02                                                      47
12/31/01                                                       3
12/31/00                                                      41
12/31/99                                                      43
11/30/99
11/30/98                                                      26
Class 2                                                       34
12/31/02                                                      47
12/31/01                                                       3
12/31/00                                                      41
12/31/99                                                      43
11/30/99
11/30/98
Asset Allocation Fund                                        25%
Class 1                                                       32
12/31/02                                                      32
12/31/01                                                       1
12/31/00                                                      36
12/31/99                                                      28
11/30/99
11/30/98                                                      25
Class 2                                                       32
12/31/02                                                      32
12/31/01                                                       1
12/31/00                                                      36
12/31/99                                                      28
11/30/99
11/30/98
Bond Fund                                                    29%
Class 1                                                       59
12/31/02                                                      55
12/31/01                                                       5
12/31/00                                                      38
12/31/99                                                      62
11/30/99
11/30/98                                                      29
Class 2                                                       59
12/31/02                                                      55
12/31/01                                                       5
12/31/00                                                      38
12/31/99                                                      62
11/30/99
11/30/98
High-Income Bond Fund                                        45%
Class 1                                                       42
12/31/02                                                      50
12/31/01                                                       1
12/31/00                                                      31
12/31/99                                                      66
11/30/99
11/30/98                                                      45
Class 2                                                       42
12/31/02                                                      50
12/31/01                                                       1
12/31/00                                                      31
12/31/99                                                      66
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                    53%
Class 1                                                       84
12/31/02                                                      54
12/31/01                                                       2
12/31/00                                                      58
12/31/99                                                      89
11/30/99
11/30/98                                                      53
Class 2                                                       84
12/31/02                                                      54
12/31/01                                                       2
12/31/00                                                      58
12/31/99                                                      89
11/30/99
11/30/98
Cash Management Fund                                           -
Class 1                                                        -
12/31/02                                                       -
12/31/01                                                       -
12/31/00                                                       -
12/31/99                                                       -
11/30/99
11/30/98                                                       -
Class 2                                                        -
12/31/02                                                       -
12/31/01                                                       -
12/31/00                                                       -
12/31/99                                                       -
11/30/99
11/30/98

(1) The periods ended 2000 through 2002 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The periods ended 1998 through 1999 represent the fiscal years ended November 30. Results for periods not representative of a full year are based on operations for the period shown.
(2) Years ended 1999 and 1998 are based on shares on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Commenced operations July 5, 2001.
(5) Commenced operations April 30, 1998.
(6) Amount less than one cent.
(7) Amount less than .01 percent.
(8) Commenced operations June 17, 1999.


See Notes to Financial Statements

Report of independent accountants

To the Board of Trustees and Shareholders of American Funds Insurance Series:


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2003





BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                             Year first
                                              elected a
                                             Trustee of
Name and age                                 the series/1/    Principal occupation(s) during past five years

Lee A. Ault III, 66                             1999          Chairman of the Board, In-Q-Tel, Inc. (information technology); former
                                                              Chairman of the Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 69                       1994          Private investor; former President and CEO, The Mission Group (non-
                                                              utility holding company, subsidiary of Southern California Edison
                                                              Company)

Joe E. Davis, 68                                1991          Private investor; former Chairman of the Board, Linear Corporation;
                                                              former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 67                               1995          Managing Director, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 56                           1999          President, Fuller Consulting (financial management consulting firm)

Mary Myers Kauppila, 48                         1994          Private investor; Chairman of the Board and CEO, Ladera Management
                                                              Company (venture capital and agriculture); former owner and President,
                                                              Energy Investment, Inc.

Kirk P. Pendleton, 63                           1996          Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

"NON-INTERESTED" TRUSTEES

                                             Number of
                                          boards within the
                                            fund complex/2/
                                              on which
Name and age                               Trustee serves     Other directorships/3/ held by Trustee

Lee A. Ault III, 66                               1           Anworth Mortgage Asset Corporation; Equifax, Inc.; Office Depot, Inc.

H. Frederick Christie, 69                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Joe E. Davis, 68                                  1           Anworth Mortgage Asset Corporation; Natural Alternatives Inc.;
                                                              Wilshire Technologies, Inc.

Martin Fenton, 67                                16           None

Leonard R. Fuller, 56                            14           None

Mary Myers Kauppila, 48                           5           None

Kirk P. Pendleton, 63                             6           None

 "INTERESTED" TRUSTEES/4/

                                             Year first
                                             elected a          Principal occupation(s) during past five years
Name, age and                            Trustee or officer     and positions held with affiliated entities or the
position with series                       of the series/1/     principal underwriter of the series

James K. Dunton, 65                             1993            Senior Vice President and Director, Capital
Chairman of the Board                                           Research and Management Company

Donald D. O'Neal, 42                            1998            Senior Vice President, Capital Research and
President                                                       Management Company

Michael J. Downer, 48                           1991            Vice President and Secretary, Capital Research
Senior Vice President                                           and Management Company; Secretary, American Funds Distributors,
                                                                Inc.;5 Director, Capital Bank and Trust Company5

                                             Number of
                                          boards within the
                                            fund complex/2/
Name, age and                                 on which
position with series                       Trustee serves       Other directorships/3/ held by Trustee

James K. Dunton, 65                               2             None
Chairman of the Board

Donald D. O'Neal, 42                              2             None
President

Michael J. Downer, 48                             1             None
Senior Vice President

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT SERIES TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION: FUND SECRETARY.


OTHER OFFICERS

                                             Year first
                                             elected an         Principal occupation(s) during past five years
Name, age and                                officer of         and positions held with affiliated entities or the
position with series                         the series/1/      principal underwriter of the series

Alan N. Berro, 42                               1998            Senior Vice President, Capital Research Company/5/
Senior Vice President

Abner D. Goldstine, 73                          1993            Senior Vice President and Director, Capital
Senior Vice President                                           Research and Management Company

Claudia P. Huntington, 50                       1994            Senior Vice President, Capital Research and
Vice President                                                  Management Company

Robert W. Lovelace, 40                          1997            Senior Vice President, Capital Research and
Vice President                                                  Management Company; Chairman of the Board and Principal Executive
                                                                Officer, Capital Research Company;/5/ Director, American Funds
                                                                Distributors, Inc./5/

John H. Smet, 46                                1994            Senior Vice President, Capital Research and
Vice President                                                  Management Company

Susan M. Tolson, 40                             1999            Senior Vice President, Capital Research
Vice President                                                  Company/5/

Chad L. Norton, 42                              1994            Vice President-- Fund Business Management
Secretary                                                       Group, Capital Research and Management Company

Robert P. Simmer, 41                            1994            Vice President-- Fund Business Management
Treasurer                                                       Group, Capital Research and Management Company

Sheryl F. Johnson, 34                           1997            Vice President-- Fund Business Management
Assistant Treasurer                                             Group, Capital Research and Management Company

David A. Pritchett, 36                          1999            Vice President-- Fund Business Management
Assistant Treasurer                                             Group, Capital Research and Management Company

/1/ Trustees and officers of the series serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds; Anchor Pathway Fund, which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.

/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

/5/  Company affiliated with Capital Research and Management Company.

Notes

Notes

Notes

[logo - American Funds(R)]

The right choice for the long termSM

OFFICES OF THE SERIES AND
OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which gives details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2003, this report must be accompanied by an American Legacy III statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AFIS-011-0203
Litho in USA RCG/AL/6016

Printed on recycled paper